As filed with the Securities and Exchange          Registration No. 333-100208
 Commission on April 22, 2003                        Registration No. 811-09002
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                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

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                       Post-Effective Amendment No. 4 To
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                and Amendment to

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

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                             Separate Account N of

                        ReliaStar Life Insurance Company
       (formerly Separate Account One of Northern Life Insurance Company)

           20 Washington Avenue South, Minneapolis, Minnesota 55401

       Depositor's Telephone Number, including Area Code: (612) 372-5597

                           Julie E. Rockmore, Counsel
                        ReliaStar Life Insurance Company
                   151 Farmington Avenue, Hartford, CT 06156
                    (Name and Address of Agent for Service)

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It is proposed that this filing will become effective:

         -----   60 days after filing pursuant to paragraph (b) of Rule 485
           X     on May 1, 2003 pursuant to paragraph (b) of Rule 485
         -----

                                                                     MAY 1, 2003

                        RELIASTAR LIFE INSURANCE COMPANY

                       ADVANTAGE CENTURY PLUS(SM) ANNUITY


              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                               SEPARATE ACCOUNT N
                        RELIASTAR LIFE INSURANCE COMPANY
       (FORMERLY SEPARATE ACCOUNT ONE OF NORTHERN LIFE INSURANCE COMPANY)

PROFILE OF OUR INDIVIDUAL FIXED AND VARIABLE ANNUITY CONTRACTS ("CONTRACTS")


THIS PROFILE IS A SUMMARY OF SOME OF THE MORE IMPORTANT FEATURES OF THE CONTRACTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING A CONTRACT. THE CONTRACTS ARE MORE FULLY DESCRIBED IN THE FULL PROSPECTUS WHICH ACCOMPANIES THIS PROFILE. PLEASE READ THE PROSPECTUS CAREFULLY.

1. THE ANNUITY CONTRACT: The fixed and variable annuity contracts we are offering are contracts between you, the owner, and us, ReliaStar Life Insurance Company (the "Company," "we," "us," "our"). Prior to October 1, 2002, the Contracts were issued by Northern Life Insurance Company ("Northern"), a wholly-owned subsidiary of the Company. On October 1, 2002, Northern merged into ReliaStar Life Insurance Company, and ReliaStar Life Insurance Company assumed responsibility for all of Northern's obligations under the Contracts.


    We offer the Plus Series Contracts through this Profile and accompanying Prospectus. The Plus Series Contracts include a flexible premium individual deferred tax sheltered annuity contract, a flexible premium individual retirement annuity contract, and a flexible premium individual deferred annuity contract for deferred compensation plans established under Section 457 of the Code.

    For Contracts which are issued for use with Qualified Plans, the Company will accept single sum, rollover and transfer Purchase Payments as permitted by the Code which are not less than the specific contract minimum Purchase Payment. For non-qualified Contracts, the Company will accept periodic and single sum Purchase Payments, as well as amounts transferred under Section 1035 of the Code, which are not less than the specified Contract minimum Purchase Payment.

    The Contracts provide a means for selecting one or more funds ("Funds") on a tax-deferred basis. The Contracts are intended for retirement savings or other long-term investment purposes and provide for a death benefit and guaranteed income options.

    Through the Variable Account, the Contracts offer up to 47 Funds from which you can choose up to 16 over the lifetime of the Contract. The returns on these Funds are not guaranteed and it is possible that you could lose money. We do not currently charge a transfer fee. However, we reserve the right to charge a fee of $25 per transfer for any transfer and to limit the number of transfers.

    The Contracts offer two Fixed Accounts. These Fixed Accounts have an interest rate that is set periodically by the Company. The minimum rate is the guaranteed rate. While your money is in a fixed account, the interest you earn and your principal are guaranteed by the Company. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.


    The Contracts have two phases: the accumulation phase and the income or payout phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are not taxed as income until you make a withdrawal. The amounts accumulated during the accumulation phase will help determine the amount of annuity payments. The income phase occurs when you begin receiving regular annuity payments from your Contract on the annuity commencement date.

2. ANNUITY PAYMENTS (THE INCOME PHASE): If you want to receive regular income from your annuity, you can choose one of three options: (1) periodic payments (generally monthly) for your life (assuming you are the annuitant); (2) periodic payments (generally monthly) for your life, but with payments continuing to the beneficiary for 10 years if you die before the end of the selected period; and
(3) periodic payments (generally monthly) for your life and for the life of another person (usually your spouse) selected by you. Once you begin receiving regular annuity payments, you cannot change your payment plan.

    During the income phase, you have the same investment options you had during the accumulation phase. You can choose to have annuity payments come from Fixed Account A, the Variable Account or both. If you choose to have any part of your annuity payments come from the Variable Account, the dollar amount of your annuity payments may go up or down.


    3. PURCHASE: The minimum amount the Company will accept as an initial Purchase Payment is $25,000. The Company may choose not to accept any subsequent Purchase Payment if it is less than $5,000, or if the additional payments, when added to the Contract Value at the next Valuation Date, would exceed $1,000,000.

    4. INVESTMENT OPTIONS: You can put your money in up to 16 of these 47 Funds which are described in the Fund prospectuses. You do not have to choose your Funds in advance, but upon investment in the sixteenth Fund you can only transfer within the 16 already utilized and which are still available.


THE FUNDS

AIM V.I. Dent Demographic Trend Fund
   (Series I)
Alger American Growth Portfolio
   (Class O Shares)
Alger American Leveraged AllCap
   Portfolio (Class O Shares)
Alger American MidCap Growth
   Portfolio (Class O Shares)
Alger American Small Capitalization
   Portfolio (Class O Shares)
Fidelity(R) VIP Asset Manager: Growth(R)
   Portfolio (Initial Class)
Fidelity(R) VIP Contrafund(R) Portfolio
   (Initial Class)
Fidelity(R) VIP Equity-Income
   Portfolio (Initial Class)
Fidelity(R) VIP Growth Opportunities
   Portfolio (Initial Class)
Fidelity(R) VIP Growth Portfolio
   (Initial Class)
Fidelity(R) VIP Index 500 Portfolio
   (Initial Class)
Fidelity(R) VIP Investment Grade Bond
   Portfolio (Initial Class)
Fidelity(R) VIP Money Market Portfolio
   (Initial Class)
ING American Century Small Cap Value
   Portfolio (Initial Class)
ING Baron Small Cap Growth Portfolio
   (Initial Class)
ING JPMorgan Mid Cap Value Portfolio
   (Initial Class)
ING MFS Global Growth Portfolio
   (Initial Class)
ING MFS Total Return Portfolio
   (Service Shares)
ING PIMCO Total Return Portfolio
   (Initial Class)
ING T. Rowe Price Equity Income
   Portfolio (Service Shares)
ING T. Rowe Price Growth Equity
   Portfolio (Initial Class)
ING Van Kampen Comstock Portfolio
   (Initial Class)
ING VP Growth Opportunities Portfolio
   (Class R)
ING VP Growth + Value Portfolio
   (Class R)
ING VP High Yield Bond Portfolio
   (Class R)
ING VP Index Plus LargeCap Portfolio
   (Class R)
ING VP Index Plus MidCap Portfolio
   (Class R)
ING VP Index Plus SmallCap Portfolio
   (Class R)
ING VP International Value Portfolio
   (Class R)
ING VP MagnaCap Portfolio (Class R)
ING VP MidCap Opportunities Portfolio
   (Class R)
ING VP Research Enhanced Index
   Portfolio (Class R)
ING VP SmallCap Opportunities
   Portfolio (Class R)
ING VP Strategic Allocation Balanced
   Portfolio (formerly ING VP Crossroads
   Portfolio) (Class R)
ING VP Strategic Allocation Growth
   Portfolio (formerly ING VP Ascent
   Portfolio) (Class R)
ING VP Strategic Allocation Income
   Portfolio (formerly ING VP Legacy
   Portfolio) (Class R)
Janus Aspen Growth Portfolio
   (Institutional Shares)
Janus Aspen International Growth
   Portfolio (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio
   (formerly Janus Aspen Aggressive
   Growth Portfolio) (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio
   (Institutional Shares)
Neuberger Berman AMT Limited Maturity
   Bond Portfolio
Neuberger Berman AMT Partners
   Portfolio
Neuberger Berman AMT Socially
   Responsive Portfolio
OpCap Equity Portfolio
   (formerly OCC Equity Portfolio)
OpCap Global Equity Portfolio
   (formerly OCC Global Equity Portfolio)
OpCap Managed Portfolio
   (formerly OCC Managed Portfolio)
OpCap Small Cap Portfolio
   (formerly OCC Small Cap Portfolio)

   Depending upon market conditions, you can make or lose money in any of these Funds. Some Funds may be unavailable through certain Contracts and plans or in some states.


5. EXPENSES: The Contract has insurance features and investment features, and there are costs related to each.


   Each year the Company deducts a $30 Annual Contract Charge from your Contract. The Company reserves the right to waive this Annual Contract Charge where specified conditions are met, for example if the Contract Value exceeds $50,000. We also deduct 1.40% annually for insurance and administrative charges, a Product Charge of 0.15% annually, and an optional death benefit rider fee of 0.15% annually, if elected by you.

   There are also Fund annual expenses which range from 0.29% to 2.87% of the average daily value of the Fund depending upon the Fund which you select.

   No deduction for a sales charge is made from Purchase Payments on the date they are received by the Company. There is no withdrawal charge for Plus Series Contracts. We do however, deduct a Product Charge of 0.15% of the average daily value of your Contract allocated to the Variable Account. This charge is deducted monthly, and is made in lieu of a withdrawal charge.


   We may also assess a state premium tax charge which ranges from 0% to 4% depending upon the state.


   The following chart is designed to help you understand the expenses in the Plus Series Contract. The column "Total Maximum Annual Charges Under Contract" shows the total of the $30 Annual Contract Charge (converted to a percentage of assets equal to 0.177%), the 1.40% administrative and insurance charges, the 0.15% Product Charge, the 0.15% optional death benefit rider fee, and the investment expenses for each Fund. The next two columns show you two examples of the expenses, in dollars, you would pay under a Contract. The examples assume that you invested $10,000 in a Contract which earns 5% annually and that you withdraw your money: (1) at the end of year 1, and (2) at the end of year 10. The premium tax is assumed to be 0% in both examples. There is no withdrawal charge. Actual fees may be more or less than those shown below.


                                  EXPENSE TABLE*



                                                                                        Total
                                                            Total         Total        Maximum     Total Maximum Annual Expenses
                                                           Maximum       Maximum        Annual              At End Of:
                                                           Annual         Annual       Charges     -----------------------------
                                                          Insurance     Portfolio       Under
                       Portfolio                           Charges       Charges*      Contract       1 Year         10 Year
  -----------------------------------------------------   ---------     ---------      --------       ------         -------
  AIM V.I. Dent Demographic Trends Fund (Series I).....     1.88%         1.43%         3.31%          $334          $3,601
  Alger American Growth Portfolio (Class O Shares).....     1.88%         0.85%         2.73%          $276          $3,058
  Alger American Leveraged AllCap Portfolio (Class O        1.88%         0.96%         2.84%          $287          $3,164
   Shares).............................................
  Alger American MidCap Growth Portfolio (Class O           1.88%         0.93%         2.81%          $284          $3,135
   Shares).............................................
  Alger American Small Capitalization Portfolio             1.88%         0.97%         2.85%          $288          $3,173
   (Class O Shares)....................................
  Fidelity(R) VIP Asset Manager: Growth(R) Portfolio        1.88%         0.73%         2.61%          $264          $2,941
   (Initial Class).....................................
  Fidelity(R) VIP Contrafund Portfolio (Initial Class)..    1.88%         0.68%         2.56%          $259          $2,892
  Fidelity(R) VIP Equity-Income Portfolio (Initial          1.88%         0.57%         2.45%          $248          $2,783
   Class)..............................................
  Fidelity(R) VIP Growth Opportunities Portfolio            1.88%         0.70%         2.58%          $261          $2,912
   (Initial Class).....................................
  Fidelity(R) VIP Growth Portfolio (Initial Class)......    1.88%         0.67%         2.55%          $258          $2,882
  Fidelity(R) VIP Index 500 Portfolio (Initial Class)...    1.88%         0.33%         2.21%          $224          $2,541
  Fidelity(R) VIP Investment Grade Bond Portfolio           1.88%         0.54%         2.42%          $245          $2,753
   (Initial Class).....................................
  Fidelity(R) VIP Money Market Portfolio (Initial Class)    1.88%         0.29%         2.17%          $220          $2,500
  ING American Century Small Cap Value Portfolio            1.88%         1.40%         3.28%          $331          $3,574
   (Initial Class).....................................
  ING Baron Small Cap Growth Portfolio (Initial Class).     1.88%         1.25%         3.13%          $316          $3,436
  ING JPMorgan Mid Cap Value Portfolio (Initial Class).     1.88%         1.10%         2.98%          $301          $3,296
  ING MFS Global Growth Portfolio (Initial Class)......     1.88%         1.20%         3.08%          $311          $3,390
  ING MFS Total Return Portfolio (Service Shares)......     1.88%         0.91%         2.79%          $282          $3,116
  ING PIMCO Total Return Portfolio (Initial Class).....     1.88%         0.85%         2.73%          $276          $3,058
  ING T. Rowe Price Equity Income Portfolio (Service        1.88%         0.95%         2.83%          $286          $3,154
   Shares).............................................
  ING T. Rowe Price Growth Equity Portfolio (Initial        1.88%         0.75%         2.63%          $266          $2,961
   Class)..............................................
  ING Van Kampen Comstock Portfolio (Initial Class)....     1.88%         0.95%         2.83%          $286          $3,154
  ING VP Growth Opportunities Portfolio (Class R)......     1.88%         1.34%         3.06%          $325          $3,519
  ING VP Growth + Value Portfolio (Class R)............     1.88%         1.18%         3.22%          $309          $3,371
  ING VP High Yield Bond Portfolio (Class R)...........     1.88%         1.46%         3.34%          $336          $3,628
  ING VP Index Plus LargeCap Portfolio (Class R).......     1.88%         0.45%         2.33%          $236          $2,663
  ING VP Index Plus MidCap Portfolio (Class R).........     1.88%         0.53%         2.41%          $244          $2,743
  ING VP Index Plus SmallCap Portfolio (Class R).......     1.88%         0.63%         2.51%          $254          $2,843
  ING VP International Value Portfolio (Class R).......     1.88%         1.58%         3.46%          $348          $3,736
  ING VP MagnaCap Portfolio (Class R)..................     1.88%         1.20%         3.08%          $311          $3,390
  ING VP MidCap Opportunities Portfolio (Class R)......     1.88%         1.53%         3.41%          $343          $3,691
  ING VP Research Enhanced Index Portfolio (Class R)...     1.88%         1.66%         3.54%          $356          $3,807
  ING VP SmallCap Opportunities Portfolio (Class R)....     1.88%         1.23%         3.11%          $314          $3,418
  ING VP Strategic Allocation Balanced Portfolio            1.88%         0.77%         2.65%          $268          $2,980
   (Class R)...........................................
  ING VP Strategic Allocation Growth Portfolio (Class       1.88%         0.77%         2.65%          $268          $2,980
   R)..................................................
  ING VP Strategic Allocation Income Portfolio (Class       1.88%         0.77%         2.65%          $268          $2,980
   R)..................................................
  Janus Aspen Growth Portfolio (Institutional Shares)..     1.88%         0.67%         2.55%          $258          $2,882



                                                                                        Total      Total Maximum Annual Expenses
                                                            Total         Total        Maximum              At End Of:
                                                           Maximum       Maximum        Annual
                                                           Annual         Annual       Charges     -----------------------------
                                                          Insurance     Portfolio       Under
                       Portfolio                           Charges       Charges*      Contract       1 Year         10 Year
  -----------------------------------------------------   ---------     ---------      --------       ------         -------
  Janus Aspen International Growth Portfolio                1.88%         0.74%         2.62%          $265          $2,951
   (Institutional Shares)..............................
  Janus Aspen Mid Cap Growth Portfolio                      1.88%         0.67%         2.55%          $258          $2,882
   (Institutional Shares)..............................
  Janus Aspen Worldwide Growth Portfolio                    1.88%         0.70%         2.58%          $261          $2,912
   (Institutional Shares)..............................
  Neuberger Berman AMT Limited Maturity Bond Portfolio.     1.88%         0.76%         2.64%          $267          $2,971
  Neuberger Berman AMT Partners Portfolio..............     1.88%         0.91%         2.79%          $282          $3,116
  Neuberger Berman AMT Socially Responsive Portfolio...     1.88%         2.87%         4.75%          $475          $4,807
  OpCap Equity Portfolio...............................     1.88%         0.96%         2.84%          $287          $3,164
  OpCap Global Equity Portfolio........................     1.88%         1.15%         3.03%          $306          $3,343
  OpCap Managed Portfolio..............................     1.88%         0.88%         2.76%          $279          $3,087
  OpCap Small Cap Portfolio............................     1.88%         0.91%         2.79%          $282          $3,116


* The fees and expense information regarding the Funds was provided by the Funds. Except for the ING Portfolios, neither the Funds nor their advisers are affiliated with the Company.

     Certain of the Funds are subject to fee waiver or reimbursement arrangements. The charges listed above do not reflect any expense reimbursement or fee waiver. For more detailed information, see "Fees Deducted by the Funds" in the Prospectus for the Contract.



    6. TAXES: Your earnings are not taxed until you take them out. If you withdraw money, earnings may come out first and will be taxed as income. If you are younger than 59(1/2) when you take money out, you may be charged a 10% federal tax penalty on the amount treated as taxable income. Annuity payments during the income phase may be considered partly a return of your original investment, in which case that part of each payment is not taxable as income. You will not generally pay taxes on any earnings from the Contracts described in this Profile until they are withdrawn (or in the case of a 457 plan of a tax-exempt employer, paid or made available to you or a beneficiary). Tax-qualified retirement arrangements (e.g., 401(a), 401(k), 403(a), 403(b), 457 plans, or IRAs) also defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan of a tax-exempt employer, paid or made available to you or a beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

    7. ACCESS TO YOUR MONEY: Subject to restrictions under the Code, you can take money out at any time during the accumulation phase. There are no withdrawal charges under the Contracts. You may also have to pay income tax and a tax penalty on any money you take out. Withdrawals from Contracts that are tax sheltered annuity contracts established pursuant to Section 403(b) of the Code are subject to special restrictions on withdrawals.



    8. PERFORMANCE: The value of the Contract will vary up or down depending upon the investment performance of the Funds you choose. The following chart shows total returns through December 31, 2002, for each Fund for the time periods shown. This chart reports performance returns only from the date a Fund was offered through the Variable Account by one or more Contracts and for periods where our Contracts offered the Fund for a complete year. Funds that have not been offered under the Contracts for a complete year are not reflected in the chart. These numbers reflect the insurance and administrative charges of 1.40%, the Product Charge of 0.15%, the Annual Contract Charge of $30 (converted to a percentage of assets equal to 0.177%), the investment expenses and all other expenses of the Funds. These numbers do not reflect any withdrawal charges since there is no withdrawal charge under the Contracts and there would be no reduction in performance returns for the Contracts. The numbers do not reflect charges for the optional death benefit rider and if applied these charges would reduce such performance. Past performance is not a guarantee of future results. Investment in the money market fund option is neither insured nor guaranteed by the U.S. Government and there can be no assurance that it will be able to maintain a stable net asset value of $1 per share.

   Performance of certain of the Funds reflect a voluntary expense limitation. In the absence of this voluntary limitation the total return would have been lower.

                                                                                       CALENDAR YEAR
                                                        ---------------------------------------------------------------------------
                                                       2002      2001      2000      1999      1998      1997      1996      1995
                                                     --------  --------  --------  --------  --------  --------  --------  --------
AIM V.I. Dent Demographic Trends Fund (Series I)     (33.42%)  (33.15%)     N/A       N/A      N/A       N/A       N/A      N/A
Alger American Growth Portfolio (Class O Shares)     (34.20%)  (13.36%)  (16.26%)   31.51%    45.62%   23.64%     11.42%    N/A
Alger American Leveraged AllCap Portfolio (Class
    O Shares)                                        (35.11%)  (17.41%)  (26.16%)   75.15%    55.23%   17.66%     10.13%    N/A
Alger American MidCap Growth Portfolio (Class O
    Shares)                                          (30.81%)   (8.15%)    7.33%    29.65%    28.12%   13.06%      9.99%    N/A
Alger American Small Capitalization Portfolio
    (Class O Shares)                                 (27.54%)  (30.78%)  (28.49%)   41.04%    13.58%    9.50%      2.39%    N/A
Fidelity(R) VIP Asset Manager: Growth Portfolio
    (Initial Class)                                  (17.00%)   (9.00%)  (13.99%)   13.31%    15.59%   22.97%     17.90%    N/A
Fidelity(R) VIP Contrafund Portfolio (Initial
    Class)                                           (10.92%)  (13.78%)   (8.23%)   22.17%    27.81%   22.05%     19.25%    N/A
Fidelity(R) VIP Equity-Income Portfolio (Initial
    Class)                                           (18.40%)   (6.60%)    6.58%     4.52%     9.73%   25.96%     12.34%    N/A
Fidelity(R) VIP Growth Opportunities Portfolio
    (Initial Class)                                  (23.23%)  (15.92%)  (18.52%)    2.49%     N/A       N/A       N/A      N/A
Fidelity(R) VIP Growth Portfolio (Initial Class)     (31.36%)  (19.10%)  (12.53%)   35.15%    37.17%   21.41%     12.75%    N/A
Fidelity(R) VIP Index 500 Portfolio (Initial Class)  (23.62%)  (13.64%)  (10.87%)   18.48%    26.18%   30.48%     20.75%    N/A
Fidelity(R) VIP Investment Grade Bond Portfolio
    (Initial Class)                                    8.47%     6.61%     9.33%      N/A      N/A       N/A       N/A      N/A
Fidelity(R) VIP Money Market Portfolio (Initial
    Class)*                                           (0.04%)      *         *         *        *         *         *        *
ING VP Growth Opportunities Portfolio (Class R)      (32.80%)  (39.70%)     N/A       N/A      N/A       N/A       N/A      N/A
ING VP Growth + Value Portfolio (Class R)            (38.48%)  (32.24%)   (11.35%)  91.81%    17.32%   12.71%     21.02%    N/A
ING VP High Yield Bond Portfolio (Class R)            (0.70%)   (1.04%)   (13.17%)  (4.89%)   (1.13%)    N/A       N/A      N/A
ING VP International Value Portfolio (Class R)       (16.85%)  (13.21%)    1.42%    47.69%    14.95%     N/A       N/A      N/A
ING VP MagnaCap Portfolio (Class R)                  (24.24%)  (12.01%)     N/A       N/A      N/A       N/A       N/A      N/A
ING VP MidCap Opportunities Portfolio (Class R)      (27.19%)  (34.13%)     N/A       N/A      N/A       N/A       N/A      N/A
ING VP Research Enhanced Index Portfolio (Class R)   (23.46%)  (13.77%)  (13.16%)    4.02%    (0.38%)   5.19%     11.35%    N/A
ING VP SmallCap Opportunities Portfolio (Class R)    (44.64%)  (30.43%)   (0.64%)  137.17%    15.32%   13.66%     11.86%    N/A
Janus Aspen Mid Cap Growth Portfolio
    (Institutional Shares)                           (29.22%)  (40.57%)  (33.05%)  121.77%    32.02%     N/A       N/A      N/A
Janus Aspen Growth Portfolio (Institutional
    Shares)                                          (27.82%)  (26.08%)  (16.04%)   41.60%    33.40%     N/A       N/A      N/A
Janus Aspen International Growth Portfolio
    (Institutional Shares)                           (26.91%)  (24.60%)  (17.41%)   79.30%    15.26%     N/A       N/A      N/A
Janus Aspen Worldwide Growth Portfolio
    (Institutional Shares)                           (26.83%)  (23.81%)  (17.14%)   61.75%    26.76%     N/A       N/A      N/A
Neuberger Berman AMT Limited Maturity Bond
    Portfolio                                          3.54%     6.92%     4.97%    (0.26%)    2.60%     N/A       N/A      N/A
Neuberger Berman AMT Partners Portfolio              (25.49%)   (4.51%)   (1.02%)    5.54%     2.43%     N/A       N/A      N/A
Neuberger Berman AMT Socially Responsive
    Portfolio                                        (16.24%)   (5.24%)   (3.29%)     N/A      N/A       N/A       N/A      N/A
OpCap Equity Portfolio                               (22.80%)   (8.63%)    8.05%     0.79%     9.96%     N/A       N/A      N/A
OpCap Global Equity Portfolio                        (18.86%)  (15.33%)    2.92%    24.41%    11.37%     N/A       N/A      N/A
OpCap Managed Portfolio                              (18.34%)   (6.56%)    7.88%     3.21%     5.30%     N/A       N/A      N/A
OpCap Small Cap Portfolio                            (23.02%)    6.48%    41.79%    (3.52%)  (10.60%)    N/A       N/A      N/A

     *  Total returns for Fidelity(R) VIP Money Market Portfolio are presented for 2002 only, the first year that we began recording such numbers.  The Fund has been available in the Contracts since October 25, 1995.


9. DEATH BENEFIT: If the Contract Owner (for Contracts owned by a natural person), or the Annuitant (for Contracts owned by a non-natural person) dies prior to the beginning of annuity payments, the Beneficiary will receive a Death Benefit. The Death Benefit will be the greatest of three amounts: 1) the Contract Value less any Outstanding Loan Balance; 2) the sum of all Purchase Payments adjusted for any amounts deducted from your Contract (including withdrawals, annuity payments, loans and fees and expenses); or 3) the Contract Value on the Specified Contract Anniversary immediately preceding your death (i.e., the Contract Value on the latest of the 6th, 12th, 18th, etc. Contract Anniversary), adjusted for Purchase Payments made and for amounts deducted (including withdrawals, annuity payments, loans and fees and expenses) since that anniversary. If the Contract Owner or the Annuitant, as described above, dies after age 80, the Beneficiary will receive the greater of (1) or (2) above.


   For an additional premium, the Contract Owner can purchase a rider that enables you to change the Specified Contract Annuity immediately preceding the Contract Owner's death, in option (2) above, to the Contract Anniversary immediately preceding your death. The charge for this rider is equal to an annual rate of 0.15% of the average daily value of amounts invested in the Sub-Accounts, charged on a monthly basis.


   For Contracts owned by a natural person, if the Annuitant dies and is not the same as the Contract Owner, the Contract Owner will automatically be named as the new Annuitant and no Death Benefit will be payable.

10. OTHER INFORMATION:

FREE LOOK. If you cancel the Contract within 10 days after receiving it (or whatever period is required in your state), we will return the Contract Value without assessing a withdrawal charge. The Contract Value may be more or less than your original payment, unless otherwise required by applicable law.


    If you reside in a state requiring the return of Purchase Payments made for any cancellation during a free look period the amount of your initial payments will be allocated to the money market option during the free look period in your state plus five calendar days. If you cancel your Contract we will return your payments made or the Contract Value, whichever is larger. If you keep your Contract, we will then allocate your initial payments plus Contract Earnings to the appropriate Fund(s) you have chosen.


WHO SHOULD PURCHASE THE CONTRACT? This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is most attractive to people in high federal and state tax brackets. You should not buy this Contract if you are looking for a short-term investment or if you cannot take the risk of getting back less money than you put in. Contracts issued for use with Qualified Plans do not provide additional tax deferral from that provided by the Code.

ADDITIONAL FEATURES. This Contract has additional features that may be of interest to you. These include:

    o If the Contract you purchase is issued for use with a Qualified Plan pursuant to Section 403(b) of the Code, loans from the Contract may be available. These loans are subject to certain restrictions.

    o You can arrange to have money automatically sent to you each month while your Contract is still in the accumulation phase. Of course, you'll have to pay taxes on money you receive. We call this feature Systematic Withdrawal.


    o You can arrange to have a regular amount of money automatically transferred to Sub-Accounts each month to provide for regular level investments over time. We call this feature Dollar Cost Averaging.

    o The Company will automatically readjust the money in your Contract between Sub-Accounts periodically to keep the blend you select.
       We call this feature Automatic Reallocation.


   These features are not available in all states and may not be suitable for your particular situation.

11. INQUIRIES: If you need more information, please contact us at:

ING Service Center
Minot, North Dakota 58702-5050
1-877-884-5050

or the distributor of the Contracts, our affiliated Company,

Washington Square Securities, Inc.
20 Washington Avenue South
Minneapolis, Minnesota 55401
1-800-333-6965

or your registered representative.

                        RELIASTAR LIFE INSURANCE COMPANY
                       ADVANTAGE CENTURY PLUS(SM) ANNUITY


              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                               SEPARATE ACCOUNT N
                        RELIASTAR LIFE INSURANCE COMPANY
       (FORMERLY SEPARATE ACCOUNT ONE OF NORTHERN LIFE INSURANCE COMPANY)
               20 WASHINGTON AVENUE SOUTH, MINNEAPOLIS, MN 55401

    ReliaStar Life Insurance Company (the "Company," "we," "us," "our") offers flexible premium Individual Deferred Variable/Fixed Annuity Contracts ("Contracts") for use in connection with retirement plans qualifying for special tax treatment under the Internal Revenue Code (see "Federal Tax Status"). These Contracts are also offered on a non-qualified basis. This Prospectus describes and offers only the Plus Series Contracts, also known as the ReliaStar Life Advantage Century Plus(SM) Annuity. Prior to October 1, 2002, the Contracts were issued by Northern Life Insurance Company. (See the section entitled "The Company.")


    The Contracts provide for accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis. Annuity Payouts under the Contracts are deferred until a selected later date.

   Subject to certain restrictions, you can allocate premiums to:

   o two separate Fixed Accounts (Fixed Account A and Fixed Account C), which are accounts that provide a minimum specified rate of interest; and


   o Sub-Accounts of Separate Account N (the "Variable Account"), a variable account, which invest in the following funds (the "Funds"):


THE FUNDS
AIM V.I. Dent Demographic Trend Fund
   (Series I)

Alger American Growth Portfolio
   (Class O Shares)
Alger American Leveraged AllCap
   Portfolio (Class O Shares)
Alger American MidCap Growth Portfolio
   (Class O Shares)
Alger American Small Capitalization
   Portfolio (Class O Shares)

Fidelity(R) VIP Asset Manager: Growth(R)
   Portfolio (Initial Class)
Fidelity(R) VIP Contrafund(R) Portfolio
   (Initial Class)
Fidelity(R) VIP Equity-Income Portfolio
   (Initial Class)
Fidelity(R) VIP Growth Opportunities
   Portfolio (Initial Class)
Fidelity(R) VIP Growth Portfolio
   (Initial Class)
Fidelity(R) VIP Index 500 Portfolio
   (Initial Class)
Fidelity(R) VIP Investment Grade Bond
   Portfolio (Initial Class)
Fidelity(R) VIP Money Market Portfolio
   (Initial Class)
ING American Century Small Cap Value
   Portfolio (Initial Class)
ING Baron Small Cap Growth Portfolio
   (Initial Class)
ING JPMorgan Mid Cap Value Portfolio
   (Initial Class)
ING MFS Global Growth Portfolio
   (Initial Class)

ING MFS Total Return Portfolio
   (Service Shares)

ING PIMCO Total Return Portfolio
   (Initial Class)

ING T. Rowe Price Equity Income
   Portfolio (Service Shares)

ING T. Rowe Price Growth Equity
   Portfolio (Initial Class)
ING Van Kampen Comstock Portfolio
   (Initial Class)
ING VP Growth Opportunities Portfolio
   (Class R)
ING VP Growth + Value Portfolio
   (Class R)
ING VP High Yield Bond Portfolio
   (Class R)
ING VP Index Plus LargeCap Portfolio
   (Class R)
ING VP Index Plus MidCap Portfolio
   (Class R)
ING VP Index Plus SmallCap Portfolio
   (Class R)
ING VP International Value Portfolio
   (Class R)
ING VP MagnaCap Portfolio (Class R)
ING VP MidCap Opportunities Portfolio
   (Class R)
ING VP Research Enhanced Index Portfolio
   (Class R)
ING VP SmallCap Opportunities Portfolio
   (Class R)
ING VP Strategic Allocation Balanced
   Portfolio (formerly ING VP Crossroads
   Portfolio) (Class R)
ING VP Strategic Allocation Growth
   Portfolio (formerly ING VP Ascent
   Portfolio) (Class R)
ING VP Strategic Allocation Income
   Portfolio (formerly ING VP Legacy
   Portfolio) (Class R)
Janus Aspen Growth Portfolio
   (Institutional Shares)
Janus Aspen International Growth
   Portfolio (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio
   (formerly Janus Aspen Aggressive Growth
   Portfolio) (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio
   (Institutional Shares)
Neuberger Berman AMT Limited Maturity
   Bond Portfolio
Neuberger Berman AMT Partners Portfolio
Neuberger Berman AMT Socially
   Responsive Portfolio
OpCap Equity Portfolio
   (formerly OCC Equity Portfolio)
OpCap Global Equity Portfolio
   (formerly OCC Global Equity Portfolio)
OpCap Managed Portfolio
   (formerly OCC Managed Portfolio)
OpCap Small Cap Portfolio
   (formerly OCC Small Cap Portfolio)

    The Variable Account, the Variable Account Contract Value and the amount of any Variable Annuity Payouts that you receive will vary, primarily based on the investment performance of the Funds you select. (For more information about investing in the Funds, see "Investments of the Variable Account"). The Fixed Accounts are part of the general account of the Company. Except as specifically mentioned, this Prospectus describes only the Variable Account and the Funds. Information about the Fixed Accounts is contained in Appendix A.

   Additional information about the Contracts, the Company, and the Variable Account is contained in a Statement of Additional Information dated May 1, 2003, which has been filed with the Securities and Exchange Commission ("SEC") and is available upon request without charge by writing to ING Service Center, P.O. Box 5050, Minot, North Dakota 58702-5050, by calling 1-877-884-5050, or by accessing the SEC's Internet web site (www.sec.gov). Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operations of the Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov, or by writing to the SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The Table of Contents for the Statement of Additional Information may be found on page 35 of this Prospectus. The
Statement of Additional Information is incorporated by reference in this Prospectus.


   THIS PROSPECTUS SETS FORTH CONCISELY THE INFORMATION ABOUT THE CONTRACTS THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING AND SHOULD BE RETAINED FOR FUTURE REFERENCE.

   These insurance and investment products:

   o  ARE NOT BANK DEPOSITS OR GUARANTEED BY A BANK;

   o ARE NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY;

   o ARE AFFECTED BY MARKET FLUCTUATIONS AND INVOLVE INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL; AND

   o HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

   We do not intend for this Prospectus to be an offer to sell or a solicitation to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this Prospectus. The Contracts are not available for sale in New York.

   This Prospectus must be accompanied or preceded by the current prospectuses for the portfolios of the Investment Funds offered by AIM Variable Insurance Funds, The Alger American Fund, Fidelity(R) Variable Insurance Products, ING Investors Trust, ING Partners, Inc., ING Variable Portfolios, Inc., ING Variable Products Trust, ING Strategic Allocation Portfolios, Inc., Janus Aspen Series, Neuberger Berman Advisers Management Trust and PIMCO Advisors Trust.

THE DATE OF THIS PROSPECTUS IS MAY 1, 2003.

                                TABLE OF CONTENTS


Definitions......................................................................................... 5
Fee Table........................................................................................... 7
   Fees Deducted by the Funds....................................................................... 8
   Hypothetical Examples............................................................................12
Condensed Financial Information.....................................................................12
The Company.........................................................................................12
The Variable Account................................................................................12
Investments of the Variable Account.................................................................13
   Limits Imposed by the Underlying Fund............................................................14
   Reinvestment.....................................................................................14
   Addition, Deletion or Substitution of Fund Shares................................................14
Charges Made by the Company.........................................................................14
   Withdrawal Charge (Contingent Deferred Sales Charge).............................................14
   Annual Contract Charge...........................................................................15
   Mortality Risk Charge............................................................................15
   Expense Risk Charge..............................................................................15
   Administrative Charge............................................................................15
   Product Charge...................................................................................15
   Optional Death Benefit Rider Fee.................................................................16
   Sufficiency of Charges...........................................................................16
   Premium and Other Taxes..........................................................................16
   Reduction of Charges.............................................................................16
   Expenses of the Funds............................................................................17
Administration......................................................................................17
The Contracts.......................................................................................17
   Contract Application and Purchase Payments.......................................................17
   Factors to Consider in the Purchase Decision.....................................................17
   Revocation.......................................................................................18
   Allocation of Purchase Payments..................................................................18
   Accumulation Unit Value..........................................................................18
   Net Investment Factor............................................................................18
   Death Benefit Before the Start Date..............................................................19
   Payment of Death Benefit Before the Start Date...................................................19
   Death Benefit After Start Date...................................................................20
   Withdrawal (Redemption)..........................................................................20
   Systematic Withdrawals...........................................................................21
   Loans Available From Certain Qualified Contracts.................................................21
   Reallocations....................................................................................21
      Written Reallocations.........................................................................22
      Telephone Reallocations.......................................................................22
      Automatic Reallocations.......................................................................22
      Dollar Cost Averaging Reallocations...........................................................23
      Reallocations From the Fixed Accounts.........................................................23
   Assignments......................................................................................24
   Contract Owner and Beneficiaries.................................................................24
   Contract Inquiries...............................................................................24
Annuity Provisions..................................................................................24
   Start Date.......................................................................................24
   Annuity Payout Selection.........................................................................25
   Forms of Annuity Payouts.........................................................................25
      Life Annuity..................................................................................25
      Life Annuity with Payments Guaranteed for 10 Years (120 months)...............................25
      Joint and Full Survivor Annuity...............................................................25
   Frequency and Amount of Annuity Payouts..........................................................25



   Annuity Payouts..................................................................................25
   Sub-Account Annuity Unit Value...................................................................26
   Assumed Investment Rate..........................................................................26
   Partial Annuitization............................................................................26
Federal Tax Status..................................................................................26
   Introduction.....................................................................................26
   Tax Status of the Contract.......................................................................27
      Diversification Requirements..................................................................27
      Required Distributions........................................................................27
   Taxation of Annuities............................................................................28
      In General....................................................................................28
      Withdrawals...................................................................................28
      Annuity Payouts...............................................................................28
      Taxation of Death Benefit Proceeds............................................................29
      Penalty Tax on Certain Distributions..........................................................29
   Transfers, Assignments or Exchanges of a Contract................................................29
   Withholding......................................................................................29
   Multiple Contracts...............................................................................29
   Taxation of Qualified Plans......................................................................30
   Individual Retirement Annuities..................................................................30
      Traditional IRAs..............................................................................30
      Roth IRAs.....................................................................................30
   Corporate Pension and Profit-Sharing Plans and H.R. 10 Plans.....................................30
   Tax Sheltered Annuities..........................................................................30
   Transfers from 403(b)(7) Custodial Accounts......................................................31
   Rules Specific to 401(a), 401(k) and 403(b) Plans................................................31
   Section 457 Plans................................................................................31
   Rules Specific to 457(b) Plans...................................................................32
   Taxation of the Company..........................................................................32
   Other Tax Consequences...........................................................................32
   Possible Changes in Taxation.....................................................................33
Voting of Fund Shares...............................................................................33
Distribution of the Contracts.......................................................................33
Reports to Contract Owners..........................................................................33
Legal Proceedings...................................................................................34
Financial Statements................................................................................34
Further Information.................................................................................34
Separate Account N Statement of Additional Information Table of Contents............................35

Appendix A: The Fixed Accounts......................................................................A-1
Appendix B: Description of Underlying Funds                                                         B-1
Appendix C: Performance Information and Condensed Financial Information.............................C-1
   Performance Information..........................................................................C-1
   Condensed Financial Information..................................................................C-3

DEFINITIONS

   ACCUMULATION UNIT. A unit of measure used to determine the Variable Account
      Contract Value.

   ANNUITANT. The person whose life determines the annuity payouts payable at the Start Date under a Contract.

   ANNUITY PAYOUT DATE. Unless otherwise agreed to by the Company, the first business day of any calendar month in which a Fixed or Variable Annuity Payout is made under a Contract.

   ANNUITY UNIT. A unit of measure used to determine the amount of a Variable
      Annuity Payout after the first Variable Annuity Payout.

   BENEFICIARY. The person(s) named by the Contract Owner to receive the Death
      Benefit upon the death of the Contract Owner or Annuitant, if applicable, before the Start Date and to receive the balance of annuity payouts, if any, under the annuity payout(s) in effect at the Annuitant's death.

   CODE. The Internal Revenue Code of 1986, as amended.

   COMPANY. ReliaStar Life Insurance Company, a stock life insurance company incorporated under the laws of the State of Minnesota.

   CONTINGENT BENEFICIARY. The person(s) named to become the Beneficiary if the Beneficiary dies, if applicable.

   CONTRACT ANNIVERSARY. The same day and month as the Issue Date each year.

   CONTRACT EARNINGS. The Contract Value on any Valuation Date, plus the aggregate Purchase Payments withdrawn up to that date, minus the aggregate Purchase Payments made up to that date.

   CONTRACT OWNER. The person who controls all the rights and privileges under a Contract.

   CONTRACT VALUE. The sum of the Variable Account Contract Value, plus the sum of the Fixed Account A and Fixed Account C Contract Values.

   CONTRACT YEAR. Each twelve-month period starting with the Issue Date and each Contract Anniversary thereafter.

   DEATH BENEFIT. The amount payable, if any, upon the death before the Start
      Date of the Contract Owner of a qualified Contract or the Annuitant or Contract Owner in the case of a non-qualified Contract.

   DEATH BENEFIT VALUATION DATE. The Valuation Date next following the date the
      Company receives proof of death and an appropriate written request for payment of the Death Benefit from the Beneficiary.

   FIXED ACCOUNT A. Part of the general account of the Company. The general account consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

   FIXED ACCOUNT A CONTRACT VALUE. An amount equal to the sum of Purchase
      Payments allocated to Fixed Account A, increased by reallocations made to Fixed Account A (including amounts reallocated to the Loan Account) and interest credited to Fixed Account A, less reallocations out of Fixed Account A, withdrawals from Fixed Account A (including amounts applied to purchase annuity payouts, withdrawal charges and applicable premium taxes) and deductions for the Annual Contract Charge.

   FIXED ACCOUNT C. Part of the general account of the Company. The general account consists of all assets of the Company, other than those assets allocated to separate accounts of the Company.

   FIXED ACCOUNT C CONTRACT VALUE. An amount equal to the sum of Purchase
      Payments allocated to Fixed Account C, increased by interest credited to Fixed Account C, less reallocations from Fixed Account C (including withdrawal charges and applicable premium taxes), and deductions for the Annual Contract Charge.

   FIXED ANNUITY PAYOUT. A series of periodic payments to the Payee which do not vary in amount, are guaranteed as to principal and interest, and are paid from the general account of the Company.

   FUND. Any open-end management investment company (or portfolio thereof) or unit investment trust (or series thereof) in which a Sub-Account invests as described herein.

   GOOD ORDER. Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

   INITIAL PURCHASE PAYMENT TRANSFER DATE. The Initial Purchase Payment Transfer
      Date is the date that is five calendar days after the applicable state free look period, and is generally 16 days after the Contract Date. This may vary by state.

   ISSUE DATE. The date on which the Contract is issued as shown on the Contract data page.

   LOAN ACCOUNT. The portion, if any, of Contract Value segregated within Fixed
      Account A which is designated as security for a loan under the Contract.

   OUTSTANDING LOAN BALANCE. The aggregate value, if any, of all existing loans, plus any accumulated loan interest, less any loan repayments.

   PAYEE. The person to whom the Company will make a Fixed or Variable Annuity
      Payout.

   PURCHASE PAYMENT. A payment made to the Company under a Contract which, if permitted under a Contract includes periodic, single lump sum, rollover and transfer payments.


   QUALIFIED PLAN. A retirement arrangement under Sections 401, 403(b), 408,
      408A or 457 of the Code.


   SPECIFIED CONTRACT ANNIVERSARY. Each sixth Contract Anniversary.

   START DATE. The date on which all of the Contract Value is used to purchase a Fixed and/or Variable Annuity Payout.

   SUB-ACCOUNT. A subdivision of the Variable Account available under a Contract which invests in shares of a specific Fund.

   SUB-ACCOUNT CONTRACT VALUE. For any Sub-Account, an amount equal to the number of Accumulation Units of that Sub-Account under a Contract when the Sub-Account Contract Value is computed, multiplied by the accumulation unit value for that Sub-Account.

   WITHDRAWAL VALUE. The Contract Value less any Outstanding Loan Balance and in the case of a full withdrawal, less the Annual Contract Charge.


   VALUATION DATE. Each day on which the New York Stock Exchange is open for business except for a day that a Sub-Account's corresponding Fund does not value its shares. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Rev. Dr. Martin Luther King, Jr. Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day; Thanksgiving Day; and Christmas Day. These days may change at the discretion of the New York Stock Exchange.


   VALUATION PERIOD. The period of time between a Valuation Date and the next
      Valuation Date.


   VARIABLE ACCOUNT. Separate Account N, which is a separate investment account of the Company.


   VARIABLE ACCOUNT CONTRACT VALUE. The sum of all Sub-Account Contract Values under a Contract.

   VARIABLE ANNUITY PAYOUT. A series of periodic payments to the Payee which will vary in amount based on the investment performance of the Sub-Accounts selected under a Contract.

FEE TABLE


   THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND WITHDRAWING FROM YOUR CONTRACT. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, WITHDRAW FROM THE CONTRACT, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.

MAXIMUM CONTRACT OWNER TRANSACTION EXPENSES

    Withdrawal Charge
       (as a percentage of amount withdrawn)(1)..........................................  $25.00

    Reallocation Charge(2)...............................................................  $25.00

    Dollar Cost Averaging Reallocation Charge(3).........................................  $25.00

(1) There is no Withdrawal Charge for the Contracts. The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the amount withdrawn or $25.

(2) The Company does not currently impose a charge for transfers between the Sub-Accounts or to or from the Fixed Account. However, it reserves the right to assess a $25 charge on any transfer or to limit the number of transfers.

(3) Although the Company does not currently charge for reallocations made under the dollar cost averaging program, it reserves the right to charge a fee not to exceed $25 for each reallocation.

   THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL CONTRACT CHARGE(4)..................................................................  $30.00

MAXIMUM VARIABLE ACCOUNT ANNUAL EXPENSES
       (as a percentage of average account value)

    Mortality and Expense Risk Charge......................................................  1.25%

    Other Account Fees and Expenses (See "Administrative Charge")..........................  0.15%

    Product Charge(5)......................................................................  0.15%

    Optional Death Benefit Rider Fee(6)....................................................  0.15%
                                                                                             -----

    Total Maximum Variable Account Annual Expenses.........................................  1.70%
                                                                                             =====

(4) The Company currently deducts an Annual Contract Charge of $30 from the Contract Value, but reserves the right to waive the charge when the Contract Value meets specified conditions, for example if the Contract Value exceeds $50,000.
(5) The Product Charge for Plus Series Contracts is equal to an annual rate of 0.15% of the average daily Variable Account Contract Value. This charge is made monthly and is deducted from Sub-Accounts of the Variable Account or, if there is no Variable Account Contract Value as of the date of the deduction, from the Fixed Account Contract Value. If there is no Variable Account Contract Value for an entire month prior to the date of the deduction, the Product Charge is waived for that month.
(6) The 0.15% fee is only charged to Contract Owners who choose the optional death benefit rider.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE MINIMUM AND MAXIMUM EXPENSES LISTED BELOW ARE BASED ON EXPENSES FOR THE FUNDS' MOST RECENT FISCAL YEAR ENDS WITHOUT TAKING INTO ACCOUNT ANY FEE WAIVER OR EXPENSE REIMBURSEMENT ARRANGEMENTS THAT MAY APPLY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

                                                                                     Minimum                 Maximum
TOTAL ANNUAL FUND OPERATING EXPENSES*
(expenses that are deducted from Fund assets, including management fees
and other expenses)                                                                   0.29%                   2.87%



* After taking into account any fee waiver or expense reimbursement arrangements, the minimum and maximum total Fund operating expenses would be 0.28% and 1.51%, respectively. The Fund having the minimum expense percentage is subject to a fee waiver or expense reimbursement arrangement which can be discontinued by the Fund's manager at any time. The Fund having the maximum expense percentage is subject to a fee waiver or expense reimbursement arrangement through April 30, 2006.


FEES DEDUCTED BY THE FUNDS


USING THIS INFORMATION. The following table shows the investment advisory fees and other expenses charged annually by each Fund. Fund fees are one factor that impacts the value of a Fund share. To learn about additional factors, refer to the Fund prospectuses. The fees and expense information regarding the Funds was provided by the Funds. Except for the ING Portfolios, neither the Funds nor their advisers are affiliated with the Company.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from the account value. Instead, fees are deducted from the value of the Fund shares on a daily basis, which in turn affects the value of each Sub-Account that purchases Fund shares. Except as noted below, the following figures are a percentage of the average net assets of each Fund, and are based on figures for the year ended December 31, 2002.


                              FUND EXPENSE TABLE(1)

                                                                                    TOTAL                           NET
                                                                                    ANNUAL       FEES AND          ANNUAL
                                                   MANAGEMENT                        FUND        EXPENSES           FUND
                                                   (ADVISORY)         OTHER       OPERATING      WAIVED OR       OPERATING
              FUND NAME                               FEES           EXPENSES      EXPENSES      REIMBURSED       EXPENSES
              ---------                               ----           --------      --------      ----------       --------

AIM V.I. Dent Demographic Trends Fund
   (Series I)(2)                                      0.85%           0.58%          1.43%          0.13%           1.30%
Alger American Growth Portfolio (Class O Shares)(3)   0.75%           0.10%          0.85%            --            0.85%
Alger American Leveraged AllCap Portfolio
   (Class O Shares)(3)                                0.85%           0.11%          0.96%            --            0.96%
Alger American MidCap Growth Portfolio
   (Class O Shares)(3)                                0.80%           0.13%          0.93%            --            0.93%
Alger American Small Capitalization Portfolio
   (Class O Shares)(3)                                0.85%           0.12%          0.97%            --            0.97%
Fidelity(R) VIP Asset Manager: Growth(R)
   Portfolio (Initial Class)                          0.58%           0.15%          0.73%            --            0.73%
Fidelity(R) VIP Contrafund(R) Portfolio
   (Initial Class)                                    0.58%           0.10%          0.68%            --            0.68%
Fidelity(R) VIP Equity-Income Portfolio
   (Initial Class)                                    0.48%           0.09%          0.57%            --            0.57%
Fidelity(R) VIP Growth Opportunities Portfolio
   (Initial Class)                                    0.58%           0.12%          0.70%            --            0.70%
Fidelity(R) VIP Growth Portfolio (Initial Class)      0.58%           0.09%          0.67%            --            0.67%
Fidelity(R) VIP Index 500 Portfolio (Initial
   Class)(4)                                          0.24%           0.09%          0.33%          0.05%           0.28%


                                                                                    TOTAL                           NET
                                                                                    ANNUAL       FEES AND          ANNUAL
                                                   MANAGEMENT                        FUND        EXPENSES           FUND
                                                   (ADVISORY)         OTHER       OPERATING      WAIVED OR       OPERATING
              FUND NAME                               FEES           EXPENSES      EXPENSES      REIMBURSED       EXPENSES
              ---------                               ----           --------      --------      ----------       --------

Fidelity(R) VIP Investment Grade Bond
   Portfolio (Initial Class)                          0.43%           0.11%          0.54%            --            0.54%
Fidelity(R) VIP Money Market Portfolio
   (Initial Class)                                    0.20%           0.09%          0.29%            --            0.29%
ING American Century Small Cap Value
   Portfolio (Initial Class) (5)(6)                   1.00%           0.40%          1.40%          0.10%           1.30%
ING Baron Small Cap Growth Portfolio
   (Initial Class)(5)(6)                              0.85%           0.40%          1.25%          0.05%           1.20%
ING JPMorgan Mid Cap Value Portfolio
   (Initial Class) (5)                                0.75%           0.35%          1.10%            --            1.10%
ING MFS Global Growth Portfolio
   (Initial Class) (5)                                0.60%           0.60%          1.20%            --            1.20%
ING MFS Total Return Portfolio
   (Service Shares)(7)(8)(9)                          0.64%           0.27%          0.91%            --            0.91%
ING PIMCO Total Return Portfolio
   (Initial Class) (5)                                0.50%           0.35%          0.85%            --            0.85%
ING T. Rowe Price Equity Income Portfolio
   (Service Shares)(7)(8)(10)                         0.69%           0.26%          0.95%            --            0.95%
ING T. Rowe Price Growth Equity Portfolio
   (Initial Class)                                    0.60%           0.15%          0.75%            --            0.75%
ING Van Kampen Comstock Portfolio
   (Initial Class)(5)                                 0.60%           0.35%          0.95%            --            0.95%
ING VP Growth Opportunities Portfolio
   (Class R) (12)(13)                                 0.75%           0.59%          1.34%          0.44%           0.90%
ING VP Growth + Value Portfolio
   (Class R) (12)(13)                                 0.75%           0.43%          1.18%          0.38%           0.80%
ING VP High Yield Bond Portfolio
   (Class R)(12)(13)                                  0.75%           0.71%          1.46%          0.66%           0.80%
ING VP Index Plus LargeCap Portfolio
   (Class R) (11)                                     0.35%           0.10%          0.45%            --            0.45%
ING VP Index Plus MidCap Portfolio
   (Class R) (11)                                     0.40%           0.13%          0.53%            --            0.53%
ING VP Index Plus SmallCap Portfolio
   (Class R) (11)(13)                                 0.40%           0.23%          0.63%          0.03%           0.60%
ING VP International Value Portfolio
   (Class R) (12)(13)                                 1.00%           0.58%          1.58%          0.58%           1.00%
ING VP MagnaCap Portfolio (Class R) (12)(13)          0.75%           0.45%          1.20%          0.30%           0.90%
ING VP MidCap Opportunities Portfolio
   (Class R) (12)(13)                                 0.75%           0.78%          1.53%          0.63%           0.90%
ING VP Research Enhanced Index Portfolio
   (Class R) (12)(13)                                 0.75%           0.91%          1.66%          0.76%           0.90%
ING VP SmallCap Opportunities Portfolio
   (Class R) (12)(13)                                 0.75%           0.48%          1.23%          0.33%           0.90%
ING VP Strategic Allocation Balanced
   Portfolio (Class R) (11)(13)                       0.60%           0.17%          0.77%          0.07%           0.70%
ING VP Strategic Allocation Growth Portfolio
   (Class R)(11)(13)                                  0.60%           0.17%          0.77%          0.02%           0.75%
ING VP Strategic Allocation Income Portfolio
   (Class R) (11)(13)                                 0.60%           0.17%          0.77%          0.12%           0.65%
Janus Aspen Growth Portfolio
   (Institutional Shares)(14)                         0.65%           0.02%          0.67%            --            0.67%


                                                                                    TOTAL                           NET
                                                                                    ANNUAL       FEES AND          ANNUAL
                                                   MANAGEMENT                        FUND        EXPENSES          FUND
                                                   (ADVISORY)         OTHER       OPERATING      WAIVED OR       OPERATING
              FUND NAME                               FEES           EXPENSES      EXPENSES      REIMBURSED       EXPENSES
              ---------                               ----           --------      --------      ----------       --------

Janus Aspen International Growth Portfolio
   (Institutional Shares)(14)                         0.65%           0.09%          0.74%            --            0.74%
Janus Aspen Mid Cap Growth Portfolio
   (Institutional Shares)(14)                         0.65%           0.02%          0.67%            --            0.67%
Janus Aspen Worldwide Growth Portfolio
   (Institutional Shares)(14)                         0.65%           0.05%          0.70%            --            0.70%
Neuberger Berman AMT Limited Maturity
   Bond Portfolio (15)                                0.65%           0.11%          0.76%          0.00%           0.76%
Neuberger Berman AMT Partners Portfolio (15)          0.83%           0.08%          0.91%            --            0.91%
Neuberger Berman AMT Socially Responsive
   Portfolio (16)                                     0.85%           2.02%          2.87%          1.36%           1.51%
OpCap Equity Portfolio(17)                            0.80%           0.16%          0.96%            --            0.96%
OpCap Global Equity Portfolio(17)                     0.80%           0.35%          1.15%            --            1.15%
OpCap Managed Portfolio(17)                           0.79%           0.09%          0.88%            --            0.88%
OpCap Small Cap Portfolio(17)                         0.80%           0.11%          0.91%            --            0.91%

FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.
(2) The Fund's adviser has contractually agreed to waive advisory fees or reimburse expenses of Series I and Series II shares to the extent necessary to limit "Total Annual Fund Operating Expenses" (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.
(3) Performance is shown for Class O shares. The Alger American Fund offers both Class O and Class S shares. The classes differ only in that Class S shares are subject to distribution and shareholder servicing fees, while Class O shares are not. Because they are subject to these fees, returns for Class S shares will be lower than returns for Class O.
(4) The fund's manager has voluntarily agreed to reimburse the class to the extent that total operating expenses (excluding interest, taxes, certain securities lending costs, brokerage commissions and extraordinary expenses) exceed 0.28%. This arrangement can be discontinued by the fund's manager at any time.
(5) The fees and expenses shown in the above table are based on estimated expenses for the current fiscal year.
(6) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the ING American Century Small Cap Value Portfolio and the ING Baron Small Cap Growth Portfolio so that the "Total Annual Fund Operating Expenses" for these Portfolios shall not exceed 1.30% and 1.20%, respectively, through April 30, 2004.
(7) The estimated operating expenses for shares of each Portfolio are shown as a ratio of expenses to average daily net assets. These estimates, unless otherwise noted, are based on each Portfolio's actual operating expenses for its most recently completed fiscal year.
(8) The Management Agreement between the Trust and its Manager, Directed Services, Inc. ("Manager"), provides for a "bundled fee" arrangement, under which the Manager provides, in addition to advisory services, administrative and other services necessary for the ordinary operation of the Portfolios, and pays for the services and information necessary to the proper conduct of the Portfolios' business, including custodial, administrative, transfer agency, portfolio accounting, auditing, and ordinary legal services, in return for the single management fee. Therefore, the ordinary operating expenses borne by the Portfolios are normally expected to include such expenses as the cost of the Trustees who are not "interested persons" of the Manager, including the cost of the Trustees and Officers Errors and Omissions Liability Insurance coverage, any taxes paid by the Portfolios, expenses paid through the 12b-1 plan and service agreement, interest expenses from any borrowing, and similar expenses, and are normally expected to be low compared to mutual funds with more conventional expense structures. The Portfolios would also bear any extraordinary expenses.
(9) Directed Services, Inc. ("DSI") has voluntarily agreed to waive a portion of its management fee for the MFS Total Return Portfolio. Including this waiver, the "Net Annual Fund Operating Expenses" for the Portfolio for the year ended December 31, 2002, would have been 0.90%. In addition, a portion of the brokerage commissions that the ING MFS Total Return Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction and the MFS management fee waiver, the "Net Annual Fund Operating Expenses" for the Portfolio for the year ended December 31, 2002 would have been 0.89%. These arrangements may be discontinued at any time.
(10) A portion of the brokerage commissions that the ING T. Rowe Price Equity Income Portfolio pays is used to reduce the Portfolio's expenses. Including this reduction the "Net Annual Fund Operating Expenses" for the Portfolio for the year ended December 31, 2002 would have been 0.93%. This arrangement may be discontinued at any time.
(11) Effective March 1, 2002, ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio (except Balanced, Bond, Growth and Income, and
       Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the investment adviser within three years. For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitation agreements are contractual.
       The amounts of each Portfolio's expenses waived or reimbursed during the last fiscal year are shown under "Fees and Expenses Waived or Reimbursed" in the table above.
(12) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets. This amount is included in "Other Expenses" in the table above. ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolios' expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed." The expense limits will continue through at least December 31, 2003.
(13) This table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's adviser has agreed for each Portfolio.
(14) All expenses are shown without the effect of any expense offset arrangements.
(15)   Neuberger Berman Management Inc. ("NBMI") has undertaken through
       April 30, 2006 to reimburse certain operating expenses, excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1% of the Portfolios' average daily net asset value. The expense reimbursement arrangements for the Portfolios are contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
(16)   Neuberger Berman Management Inc. ("NBMI") has undertaken through
       April 30, 2006 to reimburse certain operating expenses, including the compensation of NBMI and excluding taxes, interest, extraordinary expenses, brokerage commissions and transaction costs, that exceed, in the aggregate, 1.50% of the average daily net asset value of the Socially Responsive Portfolio. The expense reimbursement arrangements for the Portfolios are contractual for three years and any excess expenses can be repaid to NBMI within three years of the year incurred, provided such recoupment would not cause a Portfolio to exceed its respective limitation.
(17) "Management (Advisory) Fees" reflect effective management fees before taking into effect any fee waiver. "Other Expenses" are shown before expense offsets afforded the Portfolios. "Total Annual Fund Operating Expenses" for the Equity, Managed and Small Cap Portfolios are limited by OpCap Advisors so that their respective annualized operating expenses (net of any expense offset) do not exceed 1.00% of average daily net assets. "Total Annual Fund Operating Expenses" for the Global Equity Portfolio are limited to 1.25% of average daily net assets.

HYPOTHETICAL EXAMPLES


   THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACT OWNER TRANSACTION EXPENSES, CONTRACT FEES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

EXAMPLE 1: The following Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MAXIMUM fees and expenses of any of the Funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR            3 YEARS            5 YEARS            10 YEARS
------            -------            -------            --------
$475              $1,430             $2,389              $4,807

EXAMPLE 2: The following Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MINIMUM fees and expenses of any of the Funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR            3 YEARS            5 YEARS            10 YEARS
------            -------            -------            --------
$220               $678              $1,163              $2,500


CONDENSED FINANCIAL INFORMATION


UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix C, we provide condensed financial information about the Variable Account Sub-Accounts available under the Contracts. These tables show the values of the Sub-Accounts over the past eight years. For Sub-Accounts that were not available eight years ago, we give a history from the date of first availability.


THE COMPANY


   We are a stock life insurance company organized in 1885 and incorporated under the laws of the State of Minnesota. We are admitted to do business in the District of Columbia and all states except New York. Our headquarters is at 20 Washington Avenue South, Minneapolis, Minnesota. We offer individual life insurance and annuities, employee benefits and retirement contracts.

   We are a wholly-owned, indirect subsidiary of ING Groep N.V. (ING), a global financial institution active in the fields of insurance, banking and asset management. ING is a global financial institution active in the fields of insurance, banking and asset management. ING is headquartered in Amsterdam, The Netherlands.

   Prior to October 1, 2002, the Contracts were issued by Northern Life Insurance Company ("Northern"), a wholly-owned subsidiary of the Company. On October 1, 2002, Northern merged into ReliaStar Life Insurance Company, and ReliaStar Life Insurance Company assumed responsibility for Northern's obligations under the Contracts.

   We are also a charter member of the Insurance Marketplace Standards Association ("IMSA"). Companies that belong to IMSA subscribe to a rigorous set of standards that cover the various aspects of sales and service for individually sold life insurance and annuities. IMSA members have adopted policies and procedures that demonstrate a commitment to honesty, fairness and integrity in all customer contacts involving sales and service of individual life insurance and annuity products.


THE VARIABLE ACCOUNT


    Separate Account N is a separate account of the Company established under the insurance laws of the State of Minnesota on October 1, 2002. Prior to October 1, 2002, the Variable Account was known as Separate Annuity Account One of Northern Life Insurance Company which was created in 1994 under the insurance laws of the State of Washington. In connection with the merger of Northern Life Insurance Company and the Company, the Variable Account was transferred to the Company. The Company has complete ownership and control of the assets in the Variable Account, but these assets are held separately from the Company's other assets and are not part of the Company's general account.

   The portion of the assets of the Variable Account equal to its reserves and other Contract liabilities will not be chargeable with liabilities arising out of any other business of the Company. The income, gains and losses, realized or unrealized, from assets allocated to the Variable Account will be credited to or charged against the Variable Account, without regard to the other income, gains, or losses of the Company.

   The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended ("1940 Act"). Such registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account, the Company or the Funds.

   Purchase Payments allocated to the Variable Account are allocated to one or more Sub-Accounts selected by the Contract Owner. Each Sub-Account invests in shares of a specific Fund at net asset value. The future Variable Account Contract Value will depend, primarily, on the investment performance of the Funds whose shares are held in the Sub-Accounts.

INVESTMENTS OF THE VARIABLE ACCOUNT

   When a Contract is applied for, the Contract Owner or Annuitant, as applicable may elect to have Purchase Payments allocated to one or more of the available Sub-Accounts. Purchase Payments allocated to one or more Sub-Accounts will be invested in shares of one or more of the Funds at net asset value. The Variable Account Contract Value and the amount of Variable Annuity Payouts will vary, primarily based on the investment performance of the Funds whose shares are held in the Sub-Accounts selected. The Contract Owner may also, subject to the limits discussed below, change a Purchase Payment allocation for future Purchase Payments and may reallocate all or part of any Sub-Account Contract Value to another Sub-Account that invests in shares of another Fund.

   There are currently 47 Sub-Accounts, each of which invests in shares of one of the Funds. The Company reserves the right, subject to compliance with applicable law, to offer additional Sub-Accounts, each of which could invest in a new fund with a specified investment objective.


   A Contract Owner is limited to participating in a maximum of 16 Sub-Accounts over the lifetime of the Contract. The Contract Owner is not required to select the Sub-Accounts in advance, but upon investing in 16 Sub-Accounts since issue of the Contract, the Contract Owner can only transfer within the 16 Sub-Accounts already selected and which are still available under the Variable Account. For example, assume a Contract Owner selects six Sub-Accounts. Later, the Contract Owner transfers out of all of the six initial selections and chooses ten different Sub-Accounts, none of which are the same as the original six selections. The Contract Owner has now used the maximum selection of 16 Sub-Accounts. The Contract Owner may still allocate Purchase Payments or transfer Contract Values among any of the 16 Sub-Accounts that were previously selected. However, the Contract Owner may not allocate amounts to the remaining Sub-Accounts at any time. A Contract Owner may transfer partial or complete Contract Values from the Variable Account to Fixed Account A for Plus Series Contracts, at any time.


   Orders for the purchase of Fund shares may be subject to acceptance by the Fund. We reserve the right to reject without prior notice, any allocation of Purchase Payment to a Sub-Account if the Sub-Account's investment in the corresponding Fund is not accepted by the Fund for any reason.

   Information about the Funds may be found in Appendix B - Description of Underlying Funds and in each Fund prospectus.

   You should read the prospectuses of the Funds for more detailed information and particularly, a more thorough explanation of investment objectives of the Funds. THE FUND PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS OR REALLOCATIONS AMONG THE SUB-ACCOUNTS. There is no assurance that any Fund will achieve its investment objective(s). There is a possibility that one Fund might become liable for any misstatement, inaccuracy or incomplete disclosure in another Fund's prospectus.

    The Funds are available to registered separate accounts of insurance companies, other than the Company, offering variable annuity contracts and variable life insurance policies. The Company currently does not foresee any disadvantages to Contract Owners resulting from the Funds selling shares to insurance products other than the Contracts. However, there is a possibility that a material conflict may arise between Contract Owners whose Contract Values are allocated to the Variable Account and the Contract Owners of variable life insurance policies and variable annuity Contracts issued by the Company or by such other companies whose assets are allocated to one or more other separate accounts investing in any one of the Funds. In the event of a material conflict the Company will take any necessary steps, including removing the Variable Account's investment in the Fund, to resolve the matter. The Board of Directors or Trustees of each Fund will monitor events in order to identify any material conflicts that possibly may arise and determine what action, if any, should be taken in response to those events or conflicts. See each individual Fund prospectus for more information.

LIMITS IMPOSED BY THE UNDERLYING FUND

   Orders for the purchase of Fund shares may be subject to acceptance by the Fund. We reserve the right to reject without prior notice, any allocation of purchase payment to a Sub-Account if the Sub-Account's investment in the corresponding Fund is not accepted by the Fund for any reason.

REINVESTMENT

   The Funds described in this Prospectus have as a policy the distribution of income, dividends and capital gains. However, under the Contracts described in this Prospectus there is an automatic reinvestment of such distributions.

ADDITION, DELETION OR SUBSTITUTION OF FUND SHARES

   The Company, in its sole discretion, reserves the following rights:

   o The Company may add to, delete from or substitute shares that may be purchased for or held in the Variable Account. The Company may establish additional Sub-Accounts, each of which would invest in shares of a new portfolio of a Fund or in shares of another investment company having a specified investment objective. Any new Sub-Accounts may be made available to existing Contract Owners on a basis to be determined by the Company.

   o The Company may, in its sole discretion, eliminate one or more Sub-Accounts, or close Sub-Accounts to new premium or transfers, if marketing, tax considerations or investment conditions warrant.

   o If the shares of a Fund are no longer available for investment or if in the Company's judgment further investment in a Fund should become inappropriate in view of the purposes of the Variable Account, the Company may redeem the shares, if any, of that portfolio and substitute shares of another registered open-end management investment company.

   o The Company may, if it deems it to be in the best interest of Contract Owners and Annuitants:
      -- manage the Variable Account as a management investment company under the 1940 Act;
      -- deregister the Variable Account under the 1940 Act if registration is no longer required;
      -- combine the Variable Account with other separate account(s) of the
         Company; or
      -- reallocate assets of the Variable Account to another separate account.

   o The Company may restrict or eliminate any voting privileges of Contract Owners or other persons who have voting privileges as to the Variable Account.

   o  The Company may make any changes required by the 1940 Act.

   o In the event any of the foregoing changes or substitutions are made, the Company may endorse the Contracts to reflect the change or substitution.

   The Company's reservation of rights is expressly subject to the following when required:

   o  Applicable Federal and state laws and regulations.

   o  Notice to Contract Owners.

   o  Approval of the SEC and/or state insurance authorities.

CHARGES MADE BY THE COMPANY

WITHDRAWAL CHARGE (CONTINGENT DEFERRED SALES CHARGE)


   No deduction for a sales charge is made from Purchase Payments. There is no Withdrawal Charge for withdrawals from the Contracts.

   Total or partial withdrawals may be subject to income taxes and a 10% tax penalty. You should consult your tax advisor before making a withdrawal.

   The Company reserves the right to charge a partial withdrawal processing fee not to exceed the lesser of 2% of the amount withdrawn or $25.

   Withdrawals may be subject to a 10% federal penalty tax if made by the Contract Owner before age 59(1/2). (See "Taxation of Annuities.")

   Contracts purchased as "Tax Sheltered Annuities," and Contracts purchased under state optional retirement programs are subject to certain withdrawal restrictions. (See "Withdrawal (Redemption).")

ANNUAL CONTRACT CHARGE

   On each Contract Anniversary prior to the Start Date, the Company deducts an Annual Contract Charge of $30 from the Contract Value to reimburse it for administrative expenses relating to the Contract, the Variable Account and the Sub-Accounts. The Company will not increase the Annual Contract Charge. The Company reserves the right to waive the Annual Contract Charge where the Contract Value meets specified conditions, for example if the Contract Value exceeds $50,000. However, the Company reserves the right to reinstate the Charge on Contracts qualifying for the waiver. For all Contract Values, in any Contract Year when a full withdrawal of Contract Value is made on other than the Contract Anniversary, the Annual Contract Charge will be deducted at the time of such withdrawal.

MORTALITY RISK CHARGE

   The Variable Annuity Payouts made to Annuitants will vary in accordance with the investment performance of the Sub-Accounts selected by the Contract Owner. However, they will not be affected by the mortality experience (death rate) of persons receiving Variable Annuity Payouts. The Company assumes this "mortality risk" and has guaranteed the annuity rates incorporated in the Contract, which cannot be changed.

   To compensate the Company for assuming this mortality risk and the mortality risk that Beneficiaries of Owners dying before the Start Date may receive amounts in excess of the then current Contract Value, the Company deducts a Mortality Risk Charge from the Variable Account Contract Value. (See "Death Benefit Before the Start Date.") This deduction is made daily in an amount that is equal to an annual rate of 0.85% of the daily Contract Values under the Variable Account. The Company may not increase the rate charged for the Mortality Risk Charge under any Contract.

EXPENSE RISK CHARGE

   The Company will not increase charges for administrative expenses regardless of its actual expenses. To compensate the Company for assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account Contract Value. This deduction is made daily in an amount that is equal to an annual rate of 0.40% of the daily Variable Account Contract Values. The Company may not increase the rate of the Expense Risk Charge under any Contract.

ADMINISTRATIVE CHARGE

    The Company deducts a daily Administrative Charge from the Variable Account Contract Value in an amount equal to an annual rate of 0.15% of the daily Variable Account Contract Values. This charge is deducted to reimburse the Company for the cost of providing administrative services under the Contracts and the Variable Account. The Company may not increase the rate of the Administrative Charge under any Contract. There is not necessarily a relationship between the amount of the Administrative Charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract.

PRODUCT CHARGE

   The Company assesses no withdrawal or surrender charges for Plus Series Contracts. Instead, a Product Charge is made for Plus Series Contracts. This charge is equal to an annual rate of 0.15% of the average daily Variable Account Contract Value. The Product

Charge is intended to reimburse the Company for expenses relating to sale of Plus Series Contracts, including distribution expenses. The Company anticipates that the absence of a withdrawal or surrender charge will lead to greater liquidity, and therefore higher expenses, which will be offset by the Product Charge.

   The charge is deducted monthly from the Variable Account Sub-Accounts or, if there is no Variable Account Contract Value as of the date of the deduction, from the Fixed Account Contract Value. If there is no Variable Account Contract Value for the entire month before the date of the deduction, no Product Charge is made for that month. The Company may not increase the rate of the Product Charge for any Plus Series Contract.

OPTIONAL DEATH BENEFIT RIDER FEE

   For those Contract Owners who have elected to purchase a rider to the Contract that entitles the Contract Owner to change the Specified Contract Anniversary to the first Contract Anniversary immediately preceding the Contract Owner's death, the Company will charge a fee equal to an annual rate of 0.15% of the average daily Variable Account Value. This fee will be charged monthly.

SUFFICIENCY OF CHARGES

   If the amount of the Product Charge assessed in connection with Plus Series Contracts is not enough to cover all distribution expenses incurred in connection therewith, the loss will be borne by the Company. Any excess distribution expenses borne by the Company will be paid out of its general account which may include, among other things, proceeds derived from the Mortality Risk Charge and the Expense Risk Charge deducted from the Variable Account.

   The Company does not currently believe that the Product Charges imposed will cover the expected costs of distributing the Contracts, depending on the number of years the Contracts are held.

   If the amount derived from the Mortality Risk Charge and the Expense Risk Charge is not sufficient to cover the actual cost of the mortality and expense risks assumed by the Company, the Company will bear the shortfall. Conversely, if the charges prove more than sufficient, the excess will be profit to the Company and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.

PREMIUM AND OTHER TAXES

   Various states and other governmental entities levy a premium tax, currently ranging up to 4%, on annuity Contracts issued by insurance companies. If a Contract Owner lives in a jurisdiction that levies such a tax, the Company will pay the taxes when due and reserves the right to deduct the amount of the tax either from Purchase Payments as they are received or from the Contract Value immediately before the Contract Value is applied to an Annuity Payout as permitted or required by applicable law.

   The current range of premium tax rates is a guide only and should not be relied on to determine actual premium taxes on any Purchase Payment or Contract because the taxes are subject to change from time to time by legislative and other governmental action. The timing of tax levies also varies from one taxing authority to another. Consequently, in many cases the Contract Owner will not be able to accurately determine the premium tax applicable to the Contract by reference to the range of tax rates described above. The Company reserves the right to deduct charges for any other tax or economic burden resulting from the application of the tax laws that it determines to be applicable to the Contract.

REDUCTION OF CHARGES

   The Contract Charges described above (except the Mortality Risk Charge) may be reduced or eliminated for Contracts issued in circumstances where the Company estimates that it will incur lower distribution or administrative expenses or perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economics associated with:

   o  the use of mass enrollment procedures,

   o  the performance of administrative or enrollment functions by an employer,

   o the use by an employer of automated techniques in submitting Purchase Payments or information related to Purchase Payments on behalf of its employees, or

   o any other circumstances which reduce distribution or administrative expenses. The exact amount of Contract Charges applicable to a particular Contract will be stated in that Contract.

EXPENSES OF THE FUNDS

   There are investment advisory fees, direct operating expenses and investment related expenses of the Funds that are reflected in each Fund's daily share price. These fees and expenses are described in the accompanying prospectuses for the Funds.

ADMINISTRATION

   The Company has primary responsibility for all administration of the Contracts and the Variable Account. The Company's administrative service center is located in Minot, North Dakota, and its telephone number is 1-877-884-5050.

   The administrative services provided include, but are not limited to: issuance of the Contracts; maintenance of Contract Owner records; Contract Owner services; calculation of Accumulation Unit Values; and preparation of Contract Owner reports.

THE CONTRACTS

CONTRACT APPLICATION AND PURCHASE PAYMENTS

   Individuals who want to purchase a Contract must complete an application and provide an initial Purchase Payment which will be sent to the Company's administrative service center. The initial Purchase Payment will be credited within two business days after receipt at the Company's administrative service center if accompanied by a complete application. The Company may retain Purchase Payments for up to five business days while attempting to complete an incomplete application. If an incomplete application cannot be completed within five days of its receipt, the applicant will be notified of the reasons for the delay and any Purchase Payments received will be returned immediately unless the applicant specifically consents to have the Company retain them pending completion of the application.


   For Contracts that are issued for use with Qualified Plans, the Company will accept periodic, single sum, rollover and transfer Purchase Payments as permitted by the Code. For non-qualified Contracts, the Company will accept periodic and single Sum Purchase Payments, as well as amounts transferred under
Section 1035 of the Code, which are not less than specified Contract minimum Purchase Payment. The minimum initial Purchase Payment the Company will accept under the Contracts is $25,000 and subsequent payments may not be less than $5,000.

   The Company may choose not to accept any subsequent Purchase Payment under the Contracts if the Purchase Payment, together with the Contract Value at the next Valuation Date, exceeds $1,000,000. Any Purchase Payment not accepted by the Company will be refunded. The Company reserves the right to accept smaller or larger initial and subsequent Purchase Payments in connection with special circumstances, including, but not limited to sales through group or sponsored arrangements.



FACTORS TO CONSIDER IN THE PURCHASE DECISION

   The decision to purchase or participate in the Contracts should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

   1. Long-Term Investment - This Contract is a long-term investment and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your retirement plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the Contract. You should not participate in this Contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

   2. Investment Risk - The value of Funds available under this Contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these Funds if you cannot risk getting back less money than you put in.

   3. Features and Fees - The fees for this Contract reflect costs associated with the features and benefits it provides. As you consider this Contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

   4. Exchanges - If this Contract will be a replacement for another annuity contract or mutual fund option, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this Contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this Contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.


REVOCATION

   The Contract Owner may revoke a Contract by sending the Contract and written notice of revocation to the Company's Home Office in Minneapolis, Minnesota, or to the agent from whom a Contract was purchased, no later than the 10th day after the Contract Owner's receipt of the Contract. As soon as the Company receives the Contract, it will be deemed void. The Company will refund the Contract Value as of the next Valuation Date after receipt of the Contract and written notice of revocation. If required by applicable law, the Company will refund all Purchase Payments it has received under the Contract.

   For Contracts issued in states that require that we refund all Purchase Payments upon the revocation of a Contract during the free look period, we will credit the initial Purchase Payment and any Purchase Payments received prior to the Initial Purchase Payment Transfer Date to the Fidelity VIP Money Market Sub-Account. If you cancel your Contract during the free look period, the Company will return your Purchase Payments or the Contract Value, whichever is larger.

   The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

ALLOCATION OF PURCHASE PAYMENTS


    The Contract Owner may allocate Purchase Payments among Sub-Accounts, Fixed Account A, and/or Fixed Account C. (See Appendix A.)


   For Contracts issued in states that require that we refund all Purchase Payments upon the revocation of the Contract during the free look period, on the Initial Purchase Payment Transfer Date, we will transfer the Contract Value in the Fidelity Money Market Sub-Account to the Fixed Accounts and the Sub-Accounts of the Variable Account as the Contract Owner designated on the Contract application. After the Initial Purchase Payment Transfer Date, we credit payments to the Fixed Accounts and Sub-Accounts of the Variable Account as designated by the Contract Owner on the Contract application.

   Upon allocation to Sub-Accounts of the Variable Account, a Purchase Payment is converted into Accumulation Units of the Sub-Account by dividing the amount of the Purchase Payment allocated to the Sub-Account by the value of an Accumulation Unit for the Sub-Account.

ACCUMULATION UNIT VALUE

   Each Accumulation Unit of a Sub-Account was initially valued at $10 when the first Fund shares were purchased. Thereafter the value of each Accumulation Unit will vary up or down according to a Net Investment Factor, described below.

   Dividend and capital gain distributions from a Fund will be automatically reinvested in additional shares of such Fund and allocated to the appropriate Sub-Account. The number of Accumulation Units does not increase because of the additional shares, but the Accumulation Unit value may increase.

NET INVESTMENT FACTOR

   The Net Investment Factor is an index number which reflects charges under the Contract and the investment performance during a Valuation Period of the Fund whose shares are held in the particular Sub-Account. If the Net Investment Factor is greater than one, the Accumulation Unit or Annuity Unit value has increased. If the Net Investment Factor is less than one, the Accumulation Unit or Annuity Unit value has decreased. The Net Investment Factor for a Sub-Account is determined by dividing (1) by (2) then subtracting (3) from the result, where:

   (1)  Is the net result of:

        (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the current Valuation Period;

        (b) Plus the per share amount of any dividend or capital gain distributions made on the Fund shares held in the Sub-Account during the current Valuation Period;

        (c) Plus a per share credit or minus a per share charge for any taxes reserved for which the Company determines to have resulted from the operations of the Sub-Account and to be applicable to a Contract.

   (2)  Is the net result of:

        (a) The net asset value per share of the Fund shares held in the Sub-Account, determined at the end of the last prior Valuation Period;

        (b) Plus a per share credit or minus a per share charge for any taxes reserved for the last prior Valuation Period which the Company determines to have resulted from the investment operations of the Sub-Account and to be applicable to the Contract.

   (3) Is a daily factor representing the Mortality Risk Charge, the Expense Risk Charge and the Administrative Charge adjusted for the number of days in the period, which is equal to, on an annual basis, 1.40% of the daily net asset value of the Sub-Account.

DEATH BENEFIT BEFORE THE START DATE

   Before the Start Date, the Beneficiary will be entitled to receive the Death Benefit described below. The Death Benefit will be determined as follows:



   If the Contract Owner (for Contracts owned by a natural person), or the Annuitant (for Contracts owned by a non-natural person) dies prior to the beginning of annuity payments, the Beneficiary will receive will receive a Death Benefit. The Death Benefit will be the greatest of three amounts: (1) the Contract Value less any Outstanding Loan Balance; (2) the sum of the Purchase Payments, adjusted for any amounts deducted from your Contract (including withdrawals, annuity payments, loans and fees and expenses); or (3) the Contract Value on the Specified Contract Anniversary immediately preceding the Contract Owner's (i.e., the Contract Value on the latest of the 6th, 12th, 18th, etc. Contract Anniversary), adjusted for Purchase Payments made and for amounts deducted (including withdrawals, annuity payments, loans and fees ad expenses) since that anniversary. If the Contract Owner or the Annuitant, as described above, dies after age 80, the Beneficiary will receive the greater of (1) or (2) above.

   For an additional premium, the Contract Owner can purchase a rider to change the Specified Contract Anniversary immediately preceding your death, in option
(2) above, to the anniversary immediately preceding the Contract Owner's death. The charge for this rider is equal to an annual rate of 0.15% of the average daily value of amounts invested in the Sub-Accounts, charged on a monthly basis.

   For Contracts owned by a natural person, if the Annuitant dies and is not the same as the Contract Owner, the Contract Owner will automatically be named as the new Annuitant and no Death Benefit will be payable.

PAYMENT OF DEATH BENEFIT BEFORE THE START DATE

   The Beneficiary may elect to have any portion of the Death Benefit:

   (1) Paid in a single sum;

   (2) Apply to any of the annuity payouts (in no event may annuity payouts to a Beneficiary extend beyond the Beneficiary's life expectancy or any period certain greater than the Beneficiary's life expectancy); or

   (3) Paid by another distribution method acceptable to the Company;

   The timing and manner of payment must satisfy certain requirements under the Code. In general, the Death Benefit must either be applied to annuity an annuity payout within one year of the Contract Owner's or Annuitant's death, or the entire Contract Value must be distributed within five years of the Contract Owner's or Annuitant's date of death. An exception to this provision applies if the Beneficiary is the surviving spouse, in which case the Beneficiary may continue the Contract as the Contract Owner and generally may exercise all rights to the Contract. (See "Federal Tax Status.")

   If the Beneficiary requests payment of the Death Benefit in a single sum, it will be paid to the Beneficiary within seven days after the Death Benefit Valuation Date. An annuity payout selection or request for another form of distribution method must be in writing and received by the Company within a time period permitted under the Code, or the Death Benefit as of the Death Benefit Valuation Date will be paid in a single sum to the Beneficiary and the Contract will be canceled.

DEATH BENEFIT AFTER START DATE

   If the Annuitant dies after the Start Date, remaining annuity payouts, if any, will be as stated in the form of annuity payout in effect.

WITHDRAWAL (REDEMPTION)

   If permitted by law or any applicable Qualified Plan, the Contract Owner may withdraw all or part of the Withdrawal Value of the Contract by sending a properly completed withdrawal request to the Company. (See "Federal Tax Status.") For Plus Series Contracts, no Withdrawal Charge will be made on full or partial withdrawals.

   If a full withdrawal occurs on a date other than the Contract Anniversary, a deduction will be made for the Annual Contract Charge in addition to the deduction made on the previous Contract Anniversary. (See "Annual Contract Charge.")


    Partial withdrawals must be at least $1,000 and no partial withdrawal may cause the Contract Value to fall below the greater of:


   o  $25,000; and

   o  the Outstanding Loan Balance divided by 85%.

   No withdrawals are permitted from Fixed Account C.

   The Company will not honor requests that do not meet these requirements.

   A withdrawal will be processed on the next Valuation Date after a properly completed withdrawal request is received by the Company and payment will be made within seven days after such Valuation Date. Unless otherwise agreed to by the Company, a partial withdrawal will be taken proportionately from the Fixed Accounts and Sub-Accounts on a basis that reflects their proportionate percentage of the Withdrawal Value.

   No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   The Company reserves the right to assess a processing fee not to exceed the lesser of 2% of the partial withdrawal amount or $25. No processing fee will be charged in connection with full withdrawals.


   The Company may cancel a Contract when:


   o  the entire Withdrawal Value is withdrawn on or before the Start Date, or

   o the Outstanding Loan Balance is equal to or greater than the Contract Value less applicable Withdrawal Charges.


   If a Contract is purchased as a "tax-sheltered annuity" under Code Section 403(b), it is subject to certain restrictions on withdrawals imposed by Section 403(b)(11) of the Code. (See "Tax-Sheltered Annuities.") Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, severance from employment, or financial hardship of the following:

   (1) Salary reduction contributions made after December 31, 1988; and

   (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

   Similar restrictions may apply on distributions from Contracts used in connection with state optional retirement programs.


   Participants in the Texas Optional Retirement Program may not receive any distribution before retirement, except upon becoming disabled, as defined in the Code or terminating employment with Texas public institutions of higher learning. Conditions under which you may exercise the right to withdraw and the right to advance the date on which an annuity payment option is to begin are limited. These restrictions are imposed by reason of the Texas Attorney General's interpretation of Texas law.

   Withdrawal payments may be taxable. For tax purposes such payments shall be deemed to be from earnings until cumulative withdrawal payments equal all accumulated earnings and thereafter from Purchase Payments received by the Company. Consideration should be given to the tax implications of a withdrawal prior to making a withdrawal request, including a withdrawal in connection with a Qualified Plan.

SYSTEMATIC WITHDRAWALS

   A Systematic Withdrawal is an automatic form of partial withdrawal. (See "Withdrawal (Redemption).") The Contract Owner may elect to take Systematic Withdrawals by withdrawing a specified dollar amount or percentage of the Contract Value on a monthly, quarterly, semi-annual or annual basis. Systematic Withdrawals may be discontinued by the Contract Owner at any time by notifying the Company in writing. The amount of each Systematic Withdrawal must be at least $300.

   The Company reserves the right to modify or discontinue offering Systematic Withdrawals. However, any such modification or discontinuation will not affect any Systematic Withdrawal programs already commenced. While the Company does not currently charge a processing fee for partial withdrawals under this program, it reserves the right to charge a processing fee not to exceed $25.

   Systematic Withdrawals may be included in the Contract Owner's gross income in the year in which the Systematic Withdrawal occurs. Systematic Withdrawals occurring before the Contract Owner reaches age 59(1/2) may also be subject to a 10% Federal tax penalty. The Contract Owner should consult with his or her tax advisor before requesting any Systematic Withdrawal. (See "Taxation of Annuities.")

   Contract Owners interested in participating in the Systematic Withdrawal program may obtain a separate application form and full information concerning the program and its restrictions from their registered representative.

LOANS AVAILABLE FROM CERTAIN QUALIFIED CONTRACTS


   If allowed by the Contracts, and the Qualified Plan for which the Contract is issued, a loan may be available from the Contract Value prior to the Contract Owner's election of an annuity payout option or the Annuitant's attainment of age 70(1/2). Loans are only allowed from amounts allocated to Sub-Accounts and certain fixed accounts. Additional restrictions may apply under the Tax Code or due to our administrative practices.


   A loan may be requested by properly completing the loan request form and submitting it to our administrative service center. Read the terms of the loan agreement before submitting any request.

REALLOCATIONS

   During the accumulation phase, the Contract Owner may transfer amounts among the available Sub-Accounts, or among the Sub-Accounts and fixed Account A. Amounts may be transferred from Fixed Account C to one or more Sub-Accounts only, and requires participation in the dollar cost averaging program. Transfers between Fixed Account A and Fixed Account C and from the Sub-Accounts to Fixed Account C are not allowed.

   Currently, there are four methods by which a Contract Owner may make the reallocations described above: in writing, by telephone, through Automatic Reallocations and by Dollar Cost Averaging. Currently, there is a $25 charge for each reallocation in excess of 24 per Contract Year. For purposes of this restriction, reallocations pursuant to Telephone Reallocations, Automatic Reallocations and Dollar Cost Averaging Reallocations do not constitute reallocations, and multiple reallocations on a single day currently constitute a single reallocation. The Company reserves the right to charge a fee not to exceed $25 per reallocation for any reallocation and to limit the number of reallocations.

   The Contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a Fund and raise its expenses. This in turn can have an adverse effect on Fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Contracts.

   We reserve the right to restrict, in our sole discretion and without prior notice, transfers or reallocations initiated by a market-timing organization or individual or other party authorized to give transfer or reallocation instructions on behalf of multiple Contract Owners. Such restrictions could include:

   (1) Not accepting transfer or reallocation instructions from an agent acting on behalf of more than one Contract Owner; and

   (2) Not accepting preauthorized transfer or reallocation forms from market timers or other entities acting on behalf of more than one Contract Owner at a time.

   We further reserve the right to impose, without prior notice, restrictions on any transfers or reallocations that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners.

   WRITTEN REALLOCATIONS. The Contract Owner may request a reallocation in writing. All or part of a Sub-Account's value may be reallocated to other Sub-Accounts or to any available Fixed Account other than Fixed Account C. The reallocations will be made by the Company on the first Valuation Date after the request for such a reallocation is received by the Company.

   After the Start Date, an Annuitant who has selected Variable Annuity Payouts may request reallocation of Annuity Unit values in the same manner and subject to the same requirements as for a reallocation of Accumulation Unit values. However, no reallocations of Annuity Unit values may be made to or from the Fixed Accounts after the Start Date.

   The conditions applicable to Written Reallocations also apply to Telephone Reallocations, Automatic Reallocations and Dollar Cost Averaging Reallocations.

   TELEPHONE REALLOCATIONS. Telephone reallocations are available when the Contract Owner completes a telephone reallocation form and a personal identification number has been assigned. If the Contract Owner elects to complete the telephone reallocation form, the Contract Owner thereby agrees that the Company will not be liable for any loss, liability, cost or expense when the Company acts in accordance with the telephone reallocation instructions which are received and recorded on voice recording equipment. If a telephone reallocation, processed after the Contract Owner has completed the telephone reallocation form, is later determined not to have been made by the Contract Owner or was made without the Contract Owner's authorization, and a loss results from such unauthorized reallocation, the Contract Owner bears the risk of this loss. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event the Company does not employ such procedures, the Company may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

   AUTOMATIC REALLOCATIONS. The Contract Owner may elect to have the Company automatically reallocate Contract Value on each quarterly anniversary of the Issue Date or other date as permitted by Company practice to maintain a certain percentage of Contract Value in particular Sub-Accounts. The Contract Value allocated to each Sub-Account, as selected by the Contract Owner, will grow or decline in value at different rates during the quarter. Automatic Reallocation is intended to reallocate Contract Value from those Sub-Accounts that have increased in value to those Sub-Accounts that have declined in value or increased at a slower rate. This investment method does not guarantee profits nor does it assure that a Contract Owner will avoid losses.

   To elect Automatic Reallocations, the Contract Value must be at least $10,000 and an Automatic Reallocation application in Good Order must be received at the Company's administration service center. An Automatic Reallocation application can be obtained by writing to the Company's administrative service center in Minot, North Dakota. The Contract Owner must indicate on the application the applicable Sub-Accounts and the percentage of Contract Value to be maintained on a quarterly basis in each Sub-Account. All Contract Value in a selected Sub-Account will be available for the automatic reallocations.

   Automatic Reallocation of Contract Value will occur on each quarterly anniversary of the Issue Date or other date as permitted by Company practice for which the Company received the Automatic Reallocation application in Good Order. The amounts reallocated will be credited at the Accumulation Unit value as of the end of the Valuation Dates on which the reallocations are made.

   A Contract Owner may instruct the Company at any time to terminate Automatic Reallocations by written request to the Company's administrative service center in Minot, North Dakota. Any Contract Value in a Sub-Account that has not been reallocated will remain in that Sub-Account regardless of the percentage allocation unless the Contract Owner instructs otherwise. If a Contract Owner wants to continue Automatic Reallocations after they have been terminated, a new Automatic Reallocation application must be completed and sent to the Company's Home Office and the Contract Value at the time the request is made must be at least $10,000.

   The Company reserves the right to discontinue, modify or suspend Automatic Reallocations and it reserves the right to charge a fee not to exceed $25 per each reallocation between Sub-Accounts or to or from the unencumbered portion of Fixed Account A Contract Value. Contract Value in Fixed Account C is not eligible for Automatic Reallocations.

   DOLLAR COST AVERAGING REALLOCATIONS. The Contract Owner may direct the Company to automatically transfer a fixed dollar amount or a specified percentage of Sub-Account Contract Value or Fixed Account A or Fixed Account C Contract Value to any one or more other Sub-Accounts or to any available Fixed Account other than Fixed Account C. No reallocations to Fixed Account C are permitted under this service. Reallocations of this type from Fixed Account A may be made on a monthly, quarterly, semi-annual or annual basis. Reallocations from Fixed Account C may be made only on a monthly basis. This service is intended to allow the Contract Owner to utilize "Dollar Cost Averaging," a long term investment method which provides for regular investments over time in a level or variable amount. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss. The Contract Owner may discontinue Dollar Cost Averaging at any time by notifying the Company in writing.

   Contract Owners interested in Dollar Cost Averaging may obtain a separate application form and full information concerning this service and its restrictions from their registered representatives.

   The Company reserves the right to discontinue, modify or suspend Dollar Cost Averaging. Although the Company currently charges no fees for reallocations made under the Dollar Cost Averaging program, the Company reserves the right to charge a processing fee not to exceed $25 for each Dollar Cost Averaging reallocation between Sub-Accounts or from Fixed Account A or Fixed Account C.

   REALLOCATIONS FROM THE FIXED ACCOUNTS. Subject to the conditions applicable to reallocations among Sub-Accounts, reallocations of amounts from Fixed Account A not designated to the Loan Account may be made to the Sub-Accounts or to any other available Fixed Account any time before the Start Date. After the Start Date, amounts supporting Fixed Annuity Payouts cannot be reallocated.

   Reallocations of Fixed Account C Contract Values are subject to the following conditions:

   o Reallocations from Fixed Account C must begin within 30 days of deposit, and must be in substantially equal payments over a 12 month period. Reallocation from Fixed Account C will be transferred any time before the 29th day of each month. You may direct us on which day you want the reallocation.

   o If additional Purchase Payment(s) are received for allocation to Fixed Account C, the balance of Fixed Account C will be adjusted to reflect the subsequent payment(s) and reallocations will be recalculated based on the remaining 12 month period.

   o You may change the Variable Sub-Account(s) receiving Fixed Account C reallocations with written notice prior to the Reallocation Date. Only one reallocation of Fixed Account C shall take place at any one time.

   o If reallocations from Fixed Account C are discontinued prior to the end of the 12 month term, the remaining balance of Fixed Account C will be reallocated to Fixed Account A.

   After the Start Date, reserves supporting Fixed Annuity Payouts cannot be reallocated.

   The Company reserves the right to permit reallocations from Fixed Accounts A in excess of the limits described above on a non-discriminatory basis.

ASSIGNMENTS


   Except for Section 457 plans, if the Contract is issued pursuant to or in connection with a Qualified Plan, it may not be sold, transferred, pledged or assigned to any person or entity other than the Company. With respect to Section 457 plans, for such plans maintained by tax exempt organizations, all rights and benefits remain the exclusive property of the organization and are subject to its general creditors. For such plans maintained by state or local governments, however, all plan assets are maintained for the exclusive benefit of plan participants in accordance with Code Section 457(g). In other circumstances, an assignment of the Contract is permitted, but only before the Start Date, by giving the Company the original or a certified copy of the assignment. The Company shall not be bound by any assignment until it is actually received by the Company and shall not be responsible for the validity of any assignment. Any payments made or actions taken by the Company before the Company actually receives any assignment shall not be affected by the assignment.


CONTRACT OWNER AND BENEFICIARIES

   Unless someone else is named as the Contract Owner in the application for the Contract, the applicant is the Contract Owner of the Contract and before the Start Date may exercise all of the Contract Owner's rights under the Contract.

   The Contract Owner may name a Beneficiary and a Contingent Beneficiary. In the event a Contract Owner (or the Annuitant in the case of non-qualified Plus Series Contracts) dies before the Start Date, the Beneficiary shall receive a Death Benefit as provided in the Contract. In the event the Payee dies on or after the date Fixed or Variable Annuity Payouts commence, the Beneficiary, if the Annuity Payout in effect at the Annuitant's death so provides, may continue receiving payouts or be paid a lump sum. If the Beneficiary or Contingent Beneficiary is not living on the date payment is due or if no Beneficiary or Contingent Beneficiary has been named, the Payee's estate will receive the applicable proceeds.

   A person named as an Annuitant, a Payee, a Beneficiary or a Contingent Beneficiary shall not be entitled to exercise any rights relating to the Contract or to receive any payments or settlements under the Contract or any Annuity Payout, unless such person is living on the day due proof of death of the Contract Owner, the Annuitant or the Beneficiary, whichever is applicable, is received by the Company.

   Unless different arrangements have been made with the Company by the Contract Owner, if more than one Beneficiary is entitled to payments from the Company the payments shall be in equal shares.

   Before the Start Date, the Contract Owner may change the Beneficiary or the Contingent Beneficiary by giving the Company written notice of the change, but the change shall not be effective until actually received by the Company. Upon receipt by the Company of a notice of change, it will be effective as of the date it was signed but shall not affect any payments made or actions taken by the Company before the Company received the notice, and the Company shall not be responsible for the validity of any change.

CONTRACT INQUIRIES

   Inquiries regarding a Contract may be made by writing to the Company's administrative service center in Minot, North Dakota.

ANNUITY PROVISIONS

START DATE

   Unless otherwise agreed to by the Company, the Start Date must be the first business day of any calendar month. The earliest Start Date is the first business day of the first month after issue. If the Start Date selected by the Contract Owner does not occur on a Valuation Date at least 60 days after the date on which the Contract was issued, the Company reserves the right to adjust the Start Date to the first Valuation Date after the Start Date selected by the Contract Owner which is at least 60 days after the Contract Issue Date. If the Contract Owner does not select a Start Date, the Start Date will be the Contract Owner's 85th birthday. The latest Start Date is the Contract Owner's 99th birthday.

   The Contract Owner may change the Start Date by giving written notice received by the Company at least 30 days before the Start Date currently in effect and the new Start Date. The new Start Date must satisfy the requirements for a Start Date.

   For Contracts issued in connection with Qualified Plans, the Start Date and form of payout must satisfy certain requirements under the Code. (See "Federal Tax Status.")

ANNUITY PAYOUT SELECTION

   The Contract Owner may select a Variable Annuity Payout, a Fixed Annuity Payout, or both, with payments starting at the Start Date selected by the Contract Owner. The Contract Owner may change the form of Annuity Payout(s) by giving written notice received by the Company before the Start Date. If the Contract Owner has not selected the form of Annuity Payout(s) before the Start Date, the Company will apply the Fixed Account Contract Value to provide Fixed Annuity Payouts and the Variable Account Contract Value to provide Variable Annuity Payouts, both in the form of a Life Annuity with Payments Guaranteed for 10 years (120 months) which will be automatically effective.

FORMS OF ANNUITY PAYOUTS

   Variable Annuity Payouts and Fixed Annuity Payouts are available in any of the following Annuity Forms:

   LIFE ANNUITY. Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. Payments cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. It would be possible under this Annuity Payout for the Annuitant to receive only one payment if he or she died before the second annuity payment, only two payments if he or she died before the third annuity payment, etc.

   LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS (120 MONTHS). Unless otherwise agreed to by the Company, an annuity payable on the first business day of each calendar month during the Annuitant's life, starting with the first payment due according to the Contract. If the Annuitant receives all of the guaranteed payments, payments will continue thereafter but cease with the payment made on the first business day of the calendar month in which the Annuitant's death occurs. If all of the guaranteed payments have not been made before the Annuitant's death, the unpaid installments of the guaranteed payments will be continued to the Beneficiary.

   JOINT AND FULL SURVIVOR ANNUITY. Unless otherwise agreed to by the Company, an annuity payable on the first business day of each month during the Annuitant's life and the life of a named person (the "Joint Annuitant"), starting with the first payment due according to the Contract. Payments will continue while either the Annuitant or the Joint Annuitant is living and cease with the payment made on the first business day of the calendar month in which the death of the Annuitant or the Joint Annuitant, whichever lives longer, occurs. There is not a minimum number of payments guaranteed under this Annuity Payout. Payments cease upon the death of the last survivor of the Annuitant and the Joint Annuitant regardless of the number of payments received.

   The Company will pay Fixed and Variable Annuity Payouts under other annuity forms that may be offered by the Company. Your registered representative can provide you with the details.

FREQUENCY AND AMOUNT OF ANNUITY PAYOUTS

   Annuity Payouts will be paid as monthly installments, unless the Annuitant and the Company agree to a different payout schedule. However, if the Contract Value less any Outstanding Loan Balance at the Start Date is less than $5,000, the Company may pay the difference in a single sum and the Contract will be canceled. Also, if a monthly payout would be or become less than $100, the Company may change the frequency of payouts to intervals that will result in payouts of at least $100 each.

ANNUITY PAYOUTS

   The amount of the first Fixed Annuity Payout is determined by applying the Contract Value to be used for a fixed annuity at the Start Date to the annuity table in the Contract for the Fixed Annuity Payout selected. The table shows the minimum guaranteed amount of the initial annuity payment for each $1,000 applied. All subsequent payments shall be equal to the initial annuity payment.

   The amount of the first Variable Annuity Payout is determined by applying the Contract Value to be used for a variable annuity at the Start Date to the annuity table in the Contract for the Annuity Payout selected. Subsequent Variable Annuity Payouts vary in amount in accordance with the investment performance of the applicable Sub-Account. Assuming Annuity Payouts are based on the Annuity Unit values of a single Sub-Account, the dollar amount of the first Annuity Payout, determined as set forth above, is divided by the Sub-Account Annuity Unit value as of the Start Date to establish the number of Annuity Units representing each Annuity Payout. This number of Annuity Units remains fixed during the annuity payout period. The dollar amount of the second and subsequent payouts is not predetermined and may change from month to month. The dollar amount of the second and each subsequent annuity payout is determined by multiplying the fixed number of Annuity Units by the Sub-Account Annuity Unit Value for the Valuation Period with respect to which the Annuity Payout is due. If the monthly payout is based upon the Annuity Unit values of more than one Sub-Account, the foregoing procedure is repeated for each applicable Sub-Account and the sum of the payments based on each Sub-Account is the amount of the monthly Annuity Payout.

   The annuity tables in the Contracts are based upon the 1983a Mortality Table and a 3% interest rate. Unisex rates will apply for Contracts issued in connection with Qualified Plans and will be derived by calculating the weighted average of 15% male mortality and 85% female mortality. Sex-distinct rates will apply for non-qualified Contracts.

   The Company guarantees that the dollar amount of each Variable Annuity Payout after the first payout will not be affected by variations in Contract administrative expenses (including those related to the Variable Account) or in mortality experience from the mortality assumptions used to determine the first payout.

SUB-ACCOUNT ANNUITY UNIT VALUE

   Each Sub-Account's Annuity Units were initially valued at $10 each at the time Accumulation Units with respect to the Sub-Account were first converted into Annuity Units. The Sub-Account Annuity Unit value for any subsequent Valuation Period is determined by multiplying the Sub-Account Annuity Unit value for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the Valuation Period for which the Sub-Account Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3% per annum built into the annuity tables contained in the Contracts. (See "Net Investment Factor.")

ASSUMED INVESTMENT RATE

   A 3% assumed investment rate is built into the annuity tables contained in the Contracts. If the actual net investment rate on the assets of the Variable Account is equal to the assumed investment rate, Variable Annuity Payouts will remain level. If the actual net investment rate exceeds the assumed investment rate, Variable Annuity Payouts will increase. Conversely, if it is less, then the payouts will decrease.

PARTIAL ANNUITIZATION

   Any time before the Start Date, a Contract Owner may apply a portion of the Contract Value to the purchase of Fixed or Variable Annuity Payouts or to a combination of Fixed and Variable Annuity Payouts. This is called a partial annuitization and occurs in the same manner as described above for application of the entire Contract Value to annuity payouts at the Start Date, except that values as of the Valuation Date immediately following receipt by the Company of a written request for a partial annuitization are used in place of values as of the Start Date.

   Upon the occurrence of a partial annuitization, the Contract Value applied to purchase annuity payouts is considered a withdrawal from the Contract. (See "Withdrawals (Redemptions)" and "Taxation of Annuities.") The Company reserves the right to deduct the amount of any premium taxes not already paid under a Contract.

   After a partial annuitization, Annuity Payouts based on the Contract Value applied and the annuity options selected are made in the same manner as if the Start Date had occurred and no Contract Value remained under the Contract. Any remaining Contract Value not applied to purchase Annuity Payouts remain invested in the Variable Account and Fixed Accounts, and the Contract continues as if no partial annuitization had occurred.

FEDERAL TAX STATUS

INTRODUCTION

   THIS DISCUSSION IS GENERAL AND NOT INTENDED AS TAX ADVICE. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Contract.

   A Contract may be purchased on a non-qualified basis ("Non-Qualified Contract") or purchased and used in connection with plans qualifying for favorable tax treatment ("Qualified Contract"). Generally, a Qualified Contract is designed for use where Purchase Payments are comprised solely of proceeds from and/or contributions under retirement plans which are intended to qualify for special income tax treatment under Sections 401, 403(b), 408, 408A or 457 of the Code.

   The ultimate effect of federal income taxes on the amounts held under a Contract, or Annuity Payouts, and on the economic benefit to the Contract Owner, the Annuitant, the Payee or the Beneficiary, depends on the age and tax and employment status of the individual concerned, the type of retirement plan, and on the Company's tax status. In addition, certain requirements must be satisfied in purchasing a Qualified Contract with proceeds from a Qualified Plan and receiving distributions from a Qualified Contract in order to continue receiving favorable tax treatment. Therefore, purchasers of Contracts should seek competent legal and tax advice regarding the suitability of a Contract for their situation, the applicable requirements, and the tax treatment of the rights and benefits of a Contract.

   The following discussion assumes that Qualified Contracts are purchased with proceeds from and/or contributions under retirement arrangements that qualify for the intended special federal income tax treatment.


    You will not generally pay taxes on any earnings from the Contracts described in this Prospectus until they are withdrawn (or in the case of a 457 plan of a tax-exempt employer, paid or made available to you or a Beneficiary). Tax-qualified retirement arrangements (e.g., 401(a), 401(k), 403(a), 403(b), 457 plans, or IRAs) also defer payment of taxes on earnings until they are withdrawn (or in the case of a 457 plan of a tax-exempt employer, paid or made available to you or a Beneficiary). When an annuity contract is used to fund a tax-qualified retirement arrangement, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.


   The discussion is based on the Company's understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of the continuation of the present Federal income tax laws or the current interpretation by the Internal Revenue Service ("IRS").

   No attempt is made to consider any applicable state or other tax laws.

TAX STATUS OF THE CONTRACT

    DIVERSIFICATION REQUIREMENTS

   Section 817(h) of the Code provides that separate account investments underlying a Contract must be "adequately diversified" in accordance with Treasury regulations in order for the Contract to qualify as an annuity Contract under Section 72 of the Code. The Variable Account, through each of the Funds, intends to comply with the diversification requirements prescribed in regulations under Section 817(h) of the Code, which affect how the assets in the various Sub-Accounts may be invested. The Company expects that each Fund in which the Variable Account owns shares will meet the diversification requirements and that the Contract will be treated as an annuity Contract under the Code.

   The Treasury has also announced that the diversification regulations do not provide guidance concerning the extent to which Contract Owners may direct their investments to particular Sub-Accounts of the Variable Account or how concentrated the investments of the Funds underlying a variable account may be. The number of underlying investment options available under a variable contract may also be relevant in determining whether the product qualifies for the desired tax treatment. It is possible that if additional rules, regulations or guidance in this regard are issued, the Contract may need to be modified to comply with such additional rules or guidance. For these reasons, the Company reserves the right to modify the Contracts as necessary to attempt to prevent the Contract Owner from being considered the owner of the assets of the Funds or otherwise to qualify the Contract for favorable tax treatment.

    REQUIRED DISTRIBUTIONS

   In order to be treated as an annuity Contract for federal income tax purposes, Section 72(s) of the Code also requires any Non-Qualified Contract to provide that: (a) if any Contract Owner dies on or after the Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract Owner's interest which is payable to or for the benefit of a "designated Beneficiary" and which is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated Beneficiary" is the person designated by such Contract Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death and must be a natural person. However, if the Contract Owner's "designated Beneficiary" is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. If the Contract Owner is not an individual, any change in the primary Annuitant is treated as a change of Contract Owner for tax purposes.

   The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. The Company intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise. Other rules may apply to Qualified Contracts.

TAXATION OF ANNUITIES

   IN GENERAL

   Section 72 of the Code governs taxation of annuities in general. The Company believes that a Contract Owner who is a natural person generally is not taxed on increases in the value of a Contract until distribution occurs by withdrawing all or part of the Contract Value (e.g., partial withdrawals and complete withdrawals) or as annuity payouts under the form of annuity payout selected. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Contract Value (and in the case of a Qualified Contract, any portion of an interest in the Qualified Plan) generally will be treated as a distribution. The taxable portion of a distribution (in the form of a single sum payment or annuity) is taxable as ordinary income.

   Except as provided in the Code, a Contract Owner who is not a natural person generally must include in income any increase in the excess of the net withdrawal value over the "investment in the Contract" during the taxable year.

   WITHDRAWALS

   In the case of a withdrawal from a Qualified Contract, under Section 72(e) of the Code a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the Contract" to the participant's total accrued benefit or balance under the retirement plan. The "investment in the Contract" generally equals the portion, if any, of any Purchase Payments paid by or on behalf of any individual under a Contract which was not excluded from the individual's gross income. For Contracts issued in connection with Qualified Plans, the "investment in the Contract" can be zero. Special tax rules may be available for certain distributions from Qualified Contracts.

   In the case of a withdrawal (including Systematic Withdrawals) from a Non-Qualified Contract before the Start Date, under Code Section 72(e) amounts received are generally first treated as taxable income to the extent that the Contract Value immediately before withdrawal exceeds the "investment in the Contract" at that time. Any additional amount withdrawn is not taxable.


    In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the "investment in the Contract."


   A Federal penalty tax may apply to certain withdrawals from Qualified and Non-Qualified Contracts. (See "Penalty Tax on Certain Distributions" below.)

   ANNUITY PAYOUTS

   Although tax consequences may vary depending on the annuity form selected under the Contract, in general, only the portion of the annuity payout that represents the amount by which the Contract Value exceeds the investment in the Contract will be taxed; after the investment in the Contract is recovered, the full amount of any additional Annuity Payouts is taxable. For Variable Annuity Payouts, the taxable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the Contract by the total number of expected periodic Annuity Payouts. However, the entire distribution will be taxable once the recipient has recovered the dollar amount of his or her investment in the Contract. For Fixed Annuity Payouts, in general there is no tax on the portion of each payout which represents the same ratio that the investment in the Contract bears to the total expected value of the Annuity Payouts for the term of the payouts; however, the remainder of each Annuity Payout is taxable until the recovery of the investment in the Contract, and thereafter the full amount of each Annuity Payout is taxable.

   TAXATION OF DEATH BENEFIT PROCEEDS

   Amounts may be distributed from Plus Series Contracts because of the death of a Contract Owner or an Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full withdrawal from the Contract; or (ii) if distributed under a payout option, they are taxed in the same way as annuity payouts.

   PENALTY TAX ON CERTAIN DISTRIBUTIONS


   In the case of a distribution from a Non-Qualified Contract, a Federal penalty tax equal to 10% of the amount treated as taxable income may be imposed. In general, however, there is no penalty on distributions:


   o  Made on or after the taxpayer reaches age 59(1/2);

   o Made on or after the death of the holder (a holder is considered a Contract Owner) (or if the holder is not an individual, the death of the primary annuitant);

   o  Attributable to the taxpayer becoming disabled as defined by the Code;

   o A part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;

   o Made under an annuity Contract that is purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; and

   o Made under certain annuities issued in connection with structured settlement agreements.

   Other tax penalties may apply to certain distributions under a Qualified Contract, as well as to certain contributions to, loans from, and other circumstances, applicable to the Qualified Plan of which the Qualified Contract is used as a funding vehicle.

TRANSFERS, ASSIGNMENTS OR EXCHANGES OF A CONTRACT

   A transfer of ownership or assignment of a Contract, the designation of an Annuitant, Payee or other Beneficiary who is not also the Contract Owner, or the exchange of a Contract may result in certain tax consequences to the Contract Owner that are not discussed herein. A Contract Owner contemplating any such transfer, assignment, or exchange of a Contract should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

WITHHOLDING

   Pension and annuity distributions generally are subject to withholding for the recipient's Federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Some recipients may elect not to have tax withheld from distributions. Distributions from certain qualified plans are generally subject to mandatory withholding. Withholding for Contracts issued to retirement plans established under Section 401 of the Code is the responsibility of the plan trustee.

MULTIPLE CONTRACTS

   Section 72(e)(11) of the Code treats all non-qualified deferred annuity contracts entered into after October 21, 1988 that are issued by the Company (or its affiliates) to the same Contract Owner during any calendar year as one annuity Contract for purposes of determining the amount includible in gross income under Code Section 72(e). The effects of this rule are not clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) through the serial purchase of annuity Contracts or otherwise. There may also be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more annuity Contracts purchased by the same Contract Owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity Contract.

TAXATION OF QUALIFIED PLANS

   The Contracts are designed for use with several types of Qualified Plans. The tax rules applicable to participants in these Qualified Plans vary according to the type of Plan and the terms and conditions of the Plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59(1/2) (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of Qualified Plans. Contract Owners, Annuitants, Payees and Beneficiaries are cautioned that the rights of any person to any benefits under these Qualified Plans will be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection with the Plans. The Company shall not be bound by the terms and conditions of such Qualified Plans to the extent such terms contradict the Contract, unless the Company consents. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's Contract administration procedures. Contract Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. Brief descriptions follow of the various types of Qualified Plans in connection with a Contract.

INDIVIDUAL RETIREMENT ANNUITIES

   Sections 408 and 408A of the Code permit eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." All IRAs are subject to limits on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence.

   TRADITIONAL IRAs. Section 408 governs "traditional" IRAs. Subject to certain income limits, contributions to a traditional IRA may be tax deductible. Distributions from a traditional IRA, if attributable to deductible contributions, are generally subject to income tax. Distributions must begin in the year the Contract Owner reaches age 70(1/2). Distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into a traditional IRA.

   ROTH IRAs. Section 408A of the Code permits individuals to contribute to a special type of IRA called a Roth IRA. The IRA must be designated as a "Roth IRA" at the time it is established, in accordance with IRS rules. Contributions to a Roth IRA are not deductible. If certain conditions are met, qualified distributions from a Roth IRA are tax free. Subject to special limitations, a distribution from a traditional IRA or another Roth IRA may be rolled over to a Roth IRA.

   Sales of a Contract for use with traditional or Roth IRAs may be subject to special requirements of the IRS. The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRS qualification requirements.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

   Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments.

TAX SHELTERED ANNUITIES


   Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the Purchase Payments paid, within certain limits, on a Contract that will provide an annuity for the employee's retirement. Section 403(b)(11) of the Tax Code generally prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, severance from employment, or financial hardship of the following:

   (1) Salary reduction contributions made after December 31, 1988; and

   (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

TRANSFERS FROM 403(b)(7) CUSTODIAL ACCOUNTS

   If, pursuant to Revenue Ruling 90-24, the Company agrees to accept, under any of the Contracts, amounts transferred from a Code Section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Code Section 403(b)(7)(A)(ii).


RULES SPECIFIC TO 401(a), 401(k) and 403(b) PLANS

Assignment or Transfer of Contracts
   Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the Contract is assigned or transferred to persons other than:

   >  A plan participant as a means to provide benefit payments;
   > An alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or
   >  The Company as collateral for a loan.

Exclusions from Gross Income
   In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

   This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 401(k) or 403(b) plan to generally no more than $12,000 in 2003. This limit is scheduled to increase as follows:

        >  $13,000 in 2004;
        >  $14,000 in 2005;
        >  $15,000 in 2006 and thereafter.

   After 2006 contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

   Purchase payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

Catch-up Contributions
   Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 401(k) or 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

   (1)  The amount provided for in Tax Code Section 414(v)(2)(B) as follows:

        >  $2,000 in 2003;
        >  $3,000 in 2004;
        >  $4,000 in 2005;
        >  $5,000 in 2006 and thereafter; or

   (2) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.


SECTION 457 PLANS

   Code Section 457 allows tax exempt organizations and state and local governments to establish deferred compensation plans that allow individuals who perform services for them as employees or independent contractors to participate. Plans maintained by tax exempt organizations require that all rights and benefits provided thereunder remain the property of the employer, subject to its general creditors. Plans maintained by state and local governments, however, must be maintained for the exclusive benefit of plan participants. Section 457 plans are subject to rules and limits on the timing of deferrals and amount that may be contributed. The Code also regulates when distributions may (or must) commence. Sale of a Contract for use with Section 457 plans may be subject to special IRS requirements. The IRS has not reviewed the Contract for qualification purposes.


RULES SPECIFIC TO 457(b) PLANS

Contributions to a 457(b) Plan Excluded from Gross Income
   In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer to a 457(b) plan cannot exceed, generally, the lesser of the dollar amount limit set forth below, or 100% of your includible compensation. Includible compensation means your compensation from the employer sponsoring the plan, not including deferrals to the employer's Tax Code section 457, 401(k), 403(b) and 125 cafeteria plans, or any other amounts not includible in the participant's gross income as wages from the employer.

   The annual dollar amount limits are as follows:

        >  $12,000 in 2003;
        >  $13,000 in 2004;
        >  $14,000 in 2005;
        >  $15,000 in 2006.

   After 2006, the annual dollar limits will be subject to indexing.

Catch-up Contributions
   Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 457(b) plan of a governmental employer who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

   (1)  The amount provided for in Tax Code Section 414(v)(2)(B):


        >  $2,000 in 2003;
        >  $3,000 in 2004;
        >  $4,000 in 2005;
        >  $5,000 in 2006 and thereafter; or

   (2) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.


TAXATION OF THE COMPANY

   We are taxed as a life insurance company under the Tax Code. Separate Account N is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company" but is taxed as part of the Company.

   We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

   In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.


OTHER TAX CONSEQUENCES

   As noted above, the foregoing comments about the Federal tax consequences under these Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this Prospectus. Further, the Federal income tax consequences discussed herein reflect the Company's understanding of current law and the law may change. Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION

   In past years, legislation has been proposed that would have adversely modified the Federal taxation of certain annuities. Although the likelihood of legislative changes is uncertain, there is always the possibility that tax treatment of annuities (and therefore, the Contracts) could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

VOTING OF FUND SHARES

   As long as the Variable Account is registered as a unit investment trust under the Investment Company Act of 1940 and the assets of the Variable Account are allocated to Sub-Accounts that are invested in Fund shares, the Fund shares held in the Sub-Accounts will be voted by the Company in accordance with the instructions received from the person having voting interests under the Contracts as described below. If the Company determines pursuant to applicable law or regulation that Fund shares held in the Sub-Accounts and attributable to the Contracts need not be voted pursuant to instructions received from persons otherwise having the voting interests, then the Company may vote such Fund shares held in the Sub-Accounts in its own right.

   Before Variable Annuity Payouts begin, the Contract Owner will have the voting interest with respect to the Fund shares attributable to a Contract. After Variable Annuity Payouts begin, the Annuitant will have the voting interest with respect to the Fund shares attributable to the Annuity Units under a Contract. Such voting interest will generally decrease during the Variable Annuity Payout period.

   Any Fund shares held in the Variable Account for which the Company does not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by the Company in proportion to the instructions received from all Contract Owners having a voting interest in the Fund. Any Fund shares held by the Company or any of its affiliates in general accounts will, for voting purposes, be allocated to all separate accounts having voting interests in the Fund in proportion to each account's voting interest in the respective Fund and will be voted in the same manner as are the respective account's votes.

   All Fund proxy material will be sent to persons having voting interests together with appropriate forms which may be used to give voting instructions. Persons entitled to voting interests and the number of votes which they may cast shall be determined as of a record date, to be selected by the Fund.

   Persons having voting interests under the Contracts as described above will not, as a result thereof, have voting interests with respect to meetings of the stockholders of the Company.

DISTRIBUTION OF THE CONTRACTS

   The Contracts will be distributed by the Principal Underwriter, Washington Square Securities, Inc., ("WSSI") 20 Washington Avenue South, Minneapolis, Minnesota 55401, which is an affiliate of the Company. WSSI is registered as a broker-dealer with the SEC and is a member of the National Association of Securities Dealers, Inc. Commissions and other distribution compensation will be paid by the Company. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. Generally such payments will not exceed 9.75% of the Purchase Payments. In some cases a trail commission based on the Contract Value may also be paid.

REPORTS TO CONTRACT OWNERS

   The Company will mail to the Contract Owner, at the last known address of record at the Company's administrative service center in Minot, North Dakota, a statement showing the Contract Value. The Company will also provide to Contract Owners immediate written confirmation of every financial transaction made under their Contracts; however, Contract Owners who make Purchase Payments through salary reduction arrangements with their employers will receive quarterly confirmations of Purchase Payments made to their Contracts.

   To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Funds, will be mailed to your household, even if you or other persons in your household have more than one Contract issued by the Company or an affiliate. Call 1-877-884-5050 if you need additional copies of financial reports, prospectuses, or annual and semi-annual reports, or if you would like to receive one copy for each contract in all future mailings.

LEGAL PROCEEDINGS

   We are not aware of any pending legal proceedings which involve the separate account as a party. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

   We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

   Washington Square Securities, Inc., the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

FINANCIAL STATEMENTS


    The audited financial statements of Separate Account N (formerly Northern Life Insurance Company Separate Account One) as of and for the year ended December 31, 2002 are included in the Statement of Additional Information.

    The audited statutory basis financial statements of ReliaStar as of December 31, 2002 and 2001, and for each of the two years ended December 31, 2002 are included in the Statement of Additional Information.


FURTHER INFORMATION

   A Registration Statement under the Securities Act of 1933 has been filed with the SEC, with respect to the Contracts described herein. The Prospectus does not contain all of the information set forth in the Registration Statement and exhibits thereto, to which reference is hereby made for further information concerning the Variable Account, the Company and the Contracts. The information so omitted may be obtained from the SEC's principal office in Washington, D.C., upon payment of the fee prescribed by the SEC, or examined there without charge. Statements contained in this Prospectus as to the provisions of the Contracts and other legal documents are summaries, and reference is made to the documents as filed with the SEC for a complete statement of the provisions thereof.

                               SEPARATE ACCOUNT N
       (FORMERLY SEPARATE ACCOUNT ONE OF NORTHERN LIFE INSURANCE COMPANY)
                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

Introduction
Custody of Assets
Experts
Distribution of the Contracts
Calculation of Yields and Total Returns
Company Holidays
Financial Statements of Separate Account N
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company

    If you would like to receive a copy of the Separate Account N Statement of Additional Information, please call 1-877-884-5050 or return this request to:

ING SERVICE CENTER
P.O. BOX 5050
MINOT, NORTH DAKOTA 58702-5050


Your name ______________________________________________________________________

Address ________________________________________________________________________

City _____________________ State _____________________ Zip _____________________

Please send me a copy of the Separate Account N Advantage Century Plus(SM) Annuity Statement of Additional Information.

________________________________________________________________________________

    NO PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR ACCOMPANYING FUND PROSPECTUSES AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OR SOLICITATION IN ANY CIRCUMSTANCES IN WHICH SUCH OFFER OR SOLICITATION WOULD BE UNLAWFUL.

                                   APPENDIX A

                               THE FIXED ACCOUNTS

   Contributions and reallocations to Fixed Account A and Fixed Account C (collectively the "Fixed Accounts") under the Contracts become part of the general account of the Company (the "General Account") which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions interests in the Fixed Accounts have not been registered under the Securities Act of 1933 ("1933 Act") nor are the Fixed Accounts registered as investment companies under the Investment Company Act of 1940 ("1940 Act"). Accordingly neither the Fixed Accounts nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts and the Company has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus which relate to the fixed portion of the Contracts. Disclosures regarding the fixed portion of the Contracts and the Fixed Accounts however may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   The Fixed Accounts are part of the General Account, which is made up of all of the general assets of the Company other than those allocated to any separate account. We offer the option of having all or a portion of Purchase Payments allocated to the Fixed Accounts as selected by the Contract Owner at the time of purchase or as subsequently changed. The Company will invest the assets allocated to the Fixed Accounts in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Accounts' assets will be allocated between the Company and the Contracts participating in the Fixed Accounts, in accordance with the terms of such Contracts.

   Fixed Annuity Payouts made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contracts which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

   Investment income from the Fixed Accounts allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The Company expects to derive a profit from this compensation.

   The Company may credit interest in excess of the guaranteed rate of 3%. For Plus Series Contracts, any interest rate in effect when an amount is allocated or reallocated to the Fixed Accounts is guaranteed for that amount for at least 12 months, and subsequent interest rates for that amount will not be changed more often than once every 12 months. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.

   There is no specific formula for the determination of excess interest credits. Such credits, if any, will be determined by the Company based on many factors, including, but not limited to: investment yield rates, taxes, Contract persistency, and other experience factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNTS IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

   The Company is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in the Company's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various Contractholders and Contract Owners and to its stockholder.

   Excess interest, if any, will be credited on the Fixed Account Contract Value. The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of Purchase Payments and transfers allocated to the Fixed Accounts, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which the Company may, in its discretion, credit to the Fixed Accounts, less the sum of all annual administrative charges or Withdrawal Charges levied, any applicable premium taxes, and less any amounts withdrawn or reallocated from the Fixed Accounts. If the Contract Owner makes a full withdrawal, the amount available from the Fixed Accounts will be reduced by any applicable Withdrawal Charge and Annual Contract Charge. (See "Charges Made by the Company.")

                                   APPENDIX B

                        DESCRIPTION OF UNDERLYING FUNDS


THE INVESTMENT RESULTS OF THE FUNDS ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED ON PAGE VI UNDER ITEM II "INQUIRIES" IN THE PROFILE TO THE PROSPECTUS, BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

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FUND NAME                                INVESTMENT ADVISER/                  INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
                                         SUBADVISER                                      INVESTMENT STRATEGIES
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AIM VARIABLE INSURANCE FUNDS -           A I M Advisors, Inc.           Seeks long-term growth of capital. Seeks to meet its
   AIM V.I. DENT DEMOGRAPHIC                                            objective by investing in securities of companies that
   TRENDS FUND                           Subadviser: H.S. Dent          are likely to benefit from changing demographic,
(SERIES I SHARES)                        Advisors, Inc.                 economic and lifestyle trends. These securities may
                                                                        include common stocks, convertible bonds,
                                                                        convertible preferred stocks and warrants of
                                                                        companies within a broad range of market
                                                                        capitalizations.
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ALGER AMERICAN GROWTH PORTFOLIO          INVESTMENT MANAGER:            Seeks long-term capital appreciation by focusing on
(CLASS O SHARES)                         Fred Alger                     growing companies that generally have broad product
                                         Management, Inc.               lines, markets, financial resources and depth of
                                                                        management. Under normal circumstances, the
                                                                        portfolio invests primarily in the equity securities of
                                                                        large companies. The portfolio considers a large
                                                                        company to have a market capitalization of $1 billion
                                                                        or greater.
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ALGER AMERICAN LEVERAGED ALLCAP          INVESTMENT MANAGER:            Seeks long-term capital appreciation by investing,
 PORTFOLIO                               Fred Alger                     under normal circumstances, in the equity securities of
(CLASS O SHARES)                         Management, Inc.               companies of any size which demonstrate promising
                                                                        growth potential. The portfolio can leverage, that is,
                                                                        borrow money, up to one-third of its total assets to
                                                                        buy additional securities. By borrowing money, the
                                                                        portfolio has the potential to increase its returns if the increase in the value of the securities purchased
                                                                        exceeds the cost of borrowing, including interest paid
                                                                        on the money borrowed.
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ALGER AMERICAN MIDCAP GROWTH             INVESTMENT MANAGER:            Seeks long-term capital appreciation by focusing on
 PORTFOLIO                               Fred Alger                     midsize companies with promising growth potential.
(CLASS O SHARES)                         Management, Inc.               Under normal circumstances, the portfolio invests
                                                                        primarily in the equity securities of companies having
                                                                        a market capitalization within the range of companies
                                                                        in the S&P(R) MidCap 400 Index.
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FUND NAME                                INVESTMENT ADVISER/                  INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
                                         SUBADVISER                                      INVESTMENT STRATEGIES
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ALGER AMERICAN SMALL                     INVESTMENT MANAGER:            Seeks long-term capital appreciation by focusing on
 CAPITALIZATION PORTFOLIO                Fred Alger                     small, fast-growing companies that offer innovative
(CLASS O SHARES)                         Management, Inc.               products, services or technologies to a rapidly
                                                                        expanding marketplace. Under normal circumstances,
                                                                        the portfolio invests primarily in the equity securities
                                                                        of small capitalization companies. A small
                                                                        capitalization company is one that has a market
                                                                        capitalization within the range of the Russell 2000
                                                                        Growth Index or the S&P(R) SmallCap 600 Index.
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FIDELITY(R) VARIABLE INSURANCE           Fidelity Management &          Seeks to maximize total return by allocating its assets
   PRODUCTS - FIDELITY(R) VIP ASSET      Research Company               among stocks, bonds, short-term instruments, and
   MANAGER: GROWTH(R) PORTFOLIO                                         other investments. Assets are allocated among stocks,
(INITIAL CLASS)                          Subadvisers: Fidelity          bonds, and short-term and money market instruments,
                                         Management &                   maintaining a neutral mix over time of 70% of assets
                                         Research (U.K.) Inc.;          in stocks, 25% of assets in bonds, and 5% of assets in
                                         Fidelity Management &          short-term and money market instruments.
                                         Research (Far East)
                                         Inc.; Fidelity
                                         Investments Japan
                                         Limited; Fidelity
                                         Investments Money
                                         Management, Inc.;
                                         FMR Co., Inc.
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FIDELITY(R) VARIABLE INSURANCE           Fidelity Management &          Seeks long-term capital appreciation. Normally
   PRODUCTS - FIDELITY(R) VIP            Research Company               invests primarily in common stocks of companies
   CONTRAFUND(R) PORTFOLIO                                              whose value the Portfolio's investment adviser
(INITIAL CLASS)                          Subadvisers: Fidelity          believes is not fully recognized by the public.
                                         Management &
                                         Research (U.K.) Inc.;
                                         Fidelity Management &
                                         Research (Far East)
                                         Inc.; Fidelity
                                         Investments Japan
                                         Limited; FMR Co., Inc.
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FIDELITY(R) VARIABLE INSURANCE           Fidelity Management &          Seeks reasonable income. Also considers the potential
   PRODUCTS - FIDELITY(R) VIP EQUITY-    Research Company               for capital appreciation. Seeks to achieve a yield
   INCOME PORTFOLIO                                                     which exceeds the composite yield on the securities
(INITIAL CLASS)                          Subadviser: FMR Co.,           comprising the Standard & Poor's 500 Index.
                                         Inc.                           Normally invests at least 80% of total assets in
                                                                        income-producing equity securities (which tends to
                                                                        lead to investments in large cap "value" stocks).
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FIDELITY(R) VARIABLE INSURANCE           Fidelity Management &          Seeks to provide capital growth. Normally invests
 PRODUCTS - FIDELITY(R) VIP GROWTH       Research Company               primarily in common stocks, investing in both
 OPPORTUNITIES PORTFOLIO                                                domestic and foreign issuers. Invests in either
(INITIAL CLASS)                          Subadvisers: Fidelity          "growth" stocks or "value" stocks or both.
                                         Management &
                                         Research (U.K.) Inc.;
                                         Fidelity Management &
                                         Research (Far East)
                                         Inc.; Fidelity
                                         Investments Japan
                                         Limited; FMR Co., Inc.
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FUND NAME                                INVESTMENT ADVISER/                  INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
                                         SUBADVISER                                      INVESTMENT STRATEGIES
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FIDELITY(R) VARIABLE INSURANCE           Fidelity Management &          Seeks to achieve capital appreciation. Normally
   PRODUCTS - FIDELITY(R) VIP GROWTH     Research Company               invests primarily in common stocks of companies the
   PORTFOLIO                                                            investment adviser believes have above-average
(INITIAL CLASS)                          Subadviser: FMR Co.,           growth potential (often called "growth" stocks).
                                         Inc.
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FIDELITY(R) VARIABLE INSURANCE           Fidelity Management &          Seeks investment results that correspond to the total
   PRODUCTS - FIDELITY(R) VIP INDEX      Research Company               return of common stocks publicly traded in the United
   500 PORTFOLIO                                                        States, as represented by the Standard & Poor's 500
(INITIAL CLASS)                                                         Index (S&P 500). Normally invests at least 80% of
                                                                        assets in common stocks included in the S&P 500.
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FIDELITY(R) VARIABLE INSURANCE           Fidelity Management &          Seeks as high a level of current income as is
   PRODUCTS - FIDELITY(R) VIP            Research Company               consistent with the preservation of capital. Normally
   INVESTMENT GRADE BOND PORTFOLIO                                      invests at least 80% of assets in investment-grade debt
(INITIAL CLASS)                          Subadviser: Fidelity           securities of all types and repurchase agreements for
                                         Investments Money              those securities.
                                         Management, Inc.
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FIDELITY(R) VARIABLE INSURANCE           Fidelity Management &          Seeks as high a level of current income as is
   PRODUCTS - FIDELITY(R) VIP MONEY      Research Company               consistent with preservation of capital and liquidity.
   MARKET PORTFOLIO                                                     Invests in U.S. dollar-denominated money market
(INITIAL CLASS)                          Subadviser: Fidelity           securities and repurchase agreements, and may enter
                                         Investment Money               into reverse repurchase agreements. Although the
                                         Management, Inc.               Portfolio seeks to preserve the value of a
                                                                        shareholder's investment at $1.00 per share, it is
                                                                        possible to lose money by investing in the Portfolio.
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ING PARTNERS, INC. - ING AMERICAN        ING Life Insurance and         Seeks long-term growth of capital; income is a
   CENTURY SMALL CAP VALUE               Annuity Company                secondary objective. Invests primarily (at least 80% of
   PORTFOLIO                                                            net assets under normal circumstances) in equity
(INITIAL CLASS)                          Subadviser: American           securities of smaller companies. The Portfolio's
                                         Century Investment             subadviser considers smaller companies to include
                                         Management, Inc.               those with a market capitalization no bigger than that
                                                                        of the largest company in the S&P Small Cap 600
                                                                        Index or the Russell 2000 Index.
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ING PARTNERS, INC. - ING BARON           ING Life Insurance and         Seeks capital appreciation. Invests primarily (at least
   SMALL CAP GROWTH PORTFOLIO            Annuity Company                80% of total assets under normal circumstances) in
(INITIAL CLASS)                                                         securities of smaller companies with market values
                                         Subadviser: BAMCO,             under $2.5 billion as measured at the time of
                                         Inc.                           purchase.
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ING PARTNERS, INC. - ING                 ING Life Insurance and         Seeks growth from capital appreciation. A
   JPMORGAN MID CAP VALUE                Annuity Company                nondiversified Portfolio that invests primarily (at least
   PORTFOLIO                                                            80% of net assets under normal circumstances) in a
(INITIAL CLASS)                          Subadviser: Robert             broad portfolio of common stocks of companies with
                                         Fleming, Inc., a               market capitalizations of $1 billion to $20 billion at
                                         subsidiary of J.P.             the time of purchase that the subadviser believes to be
                                         Morgan Chase & Co.             undervalued.
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ING PARTNERS, INC. - ING MFS             ING Life Insurance and         Seeks capital appreciation. A nondiversified Portfolio
   GLOBAL GROWTH PORTFOLIO               Annuity Company                that invests primarily (at least 65% of net assets under
(INITIAL CLASS)                                                         normal circumstances) in securities of companies
                                         Subadviser:                    worldwide including common stocks and related
                                         Massachusetts                  equity securities such as preferred stock, convertible
                                         Financial Services             securities and depositary receipts.
                                         Company
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FUND NAME                                INVESTMENT ADVISER/                  INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
                                         SUBADVISER                                      INVESTMENT STRATEGIES
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ING INVESTORS TRUST - ING MFS            Directed Services, Inc.        Seeks above-average income (compared to a portfolio
   TOTAL RETURN PORTFOLIO                                               entirely invested in equity securities) consistent with
   (SERVICE SHARES)                      Subadviser:                    the prudent employment of capital. A secondary
                                         Massachusetts                  objective is the reasonable opportunity for growth of
                                         Financial Services             capital and income. Under normal market conditions,
                                         Company                        the Portfolio invests at least 40%, but not more than
                                                                        75%, of its assets in common stocks and related
                                                                        securities (referred to as equity securities), such as
                                                                        preferred stocks, bonds, warrants or rights convertible
                                                                        into stock, and depositary receipts for those securities;
                                                                        and at least 25%, but not more than 60%, of its net
                                                                        assets in non-convertible fixed income securities.
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ING PARTNERS, INC. - ING PIMCO           ING Life Insurance and         Seeks maximum total return, consistent with capital
   TOTAL RETURN PORTFOLIO                Annuity Company                preservation and prudent investment management.
(INITIAL CLASS)                                                         Invests under normal circumstances at least 65% of
                                         Subadviser: Pacific            net assets plus borrowings for investment purposes in
                                         Investment                     a diversified portfolio of fixed income instruments of
                                         Management Company             varying maturities. Invests primarily in investment
                                         LLC                            grade debt securities, but may invest up to 10% of its
                                                                        assets in high yield securities ("junk bonds") rated B
                                                                        or higher by Moody's or S&P, or, if unrated,
                                                                        determined by the subadviser to be of comparable
                                                                        quality.
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ING INVESTORS TRUST - ING T. ROWE        Directed Services, Inc.        Seeks substantial dividend income as well as long-
   PRICE EQUITY INCOME PORTFOLIO                                        term growth of capital. Normally invests at least 80%
   (SERVICE SHARES)                      Subadviser:                    of its assets in common stocks, with 65% in the
                                         Massachusetts                  common stocks of well-established companies paying
                                         Financial Services             above-average dividends. The Portfolio may also
                                         Company                        invest in convertible securities, warrants and preferred
                                                                        stocks.
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ING PARTNERS, INC. - ING T. ROWE         ING Life Insurance and         Seeks long-term capital growth, and secondarily,
   PRICE GROWTH EQUITY PORTFOLIO         Annuity Company                increasing dividend income. Invests primarily (at least
(INITIAL CLASS)                                                         80% of net assets under normal circumstances) in the
                                         Subadviser: T. Rowe            common stocks. Concentrates its investments in
                                         Price Associates, Inc.         growth companies. Investments in foreign securities
                                                                        are limited to 30% of total assets.
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ING PARTNERS, INC. - ING VAN             ING Life Insurance and         Seeks capital growth and income. Invests in a
   KAMPEN COMSTOCK PORTFOLIO             Annuity Company                portfolio of equity securities, including common
(INITIAL CLASS)                                                         stocks, preferred stocks and securities convertible into
                                         Subadviser: Van                common and preferred stocks.
                                         Kampen
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ING VARIABLE PRODUCTS TRUST - ING        ING Investments, LLC           Seeks long-term growth of capital. Invests primarily
   VP GROWTH OPPORTUNITIES                                              in common stock of U.S. companies that the portfolio
   PORTFOLIO                                                            managers feel have above average prospects for
(CLASS R SHARES)                                                        growth. Under normal market conditions, invests at
                                                                        least 65% of total assets in securities purchased on the
                                                                        basis of the potential for capital appreciation. These
                                                                        securities may be from large-cap, mid-cap or small-
                                                                        cap companies.
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FUND NAME                                INVESTMENT ADVISER/                  INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
                                         SUBADVISER                                      INVESTMENT STRATEGIES
----------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PRODUCTS TRUST - ING        ING Investments, LLC           Seeks capital appreciation. Invests primarily in a
   VP GROWTH + VALUE PORTFOLIO                                          diversified portfolio of equity securities, including
(CLASS R SHARES)                         Subadviser: Navellier          common and preferred stock, warrants and convertible
                                         Fund Management, Inc.          securities. Under normal market conditions, invests at
                                                                        least 65% of total assets in securities purchased on the
                                                                        basis of the potential for capital appreciation. These
                                                                        securities may be from large-cap, mid-cap, or small-
                                                                        cap companies.
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ING VARIABLE PRODUCTS TRUST - ING        ING Investments, LLC           Seeks high income and capital appreciation. Invests
   VP HIGH YIELD BOND PORTFOLIO                                         primarily in higher-yielding lower-rated bonds (junk
(CLASS R SHARES)                         Subadviser: ING                bonds) to achieve high current income with potential
                                         Investments                    for capital growth. Under normal market conditions,
                                         Management, LLC                invests at least 80% of assets in higher-yielding,
                                                                        lower-rated U.S. dollar-denominated debt securities of
                                                                        U.S. and foreign issuers. May also invest up to 35% of
                                                                        total assets in securities denominated in foreign
                                                                        currencies. May invest up to 50% of assets in
                                                                        securities of foreign issuers, including 35% in
                                                                        emerging market debt.
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ING VARIABLE PORTFOLIOS, INC. - ING      ING Investments, LLC           Seeks to outperform the total return performance of
   VP INDEX PLUS LARGECAP PORTFOLIO                                     the Standard & Poor's 500 Composite Index (S&P
(CLASS R SHARES)                         Subadviser: Aeltus             500), while maintaining a market level of risk. Invests
                                         Investment                     at least 80% of net assets in stocks included in the
                                         Management, Inc.               S&P 500. The subadviser's objective is to overweight
                                                                        those stocks in the S&P 500 that they believe will
                                                                        outperform the index and underweight or avoid those
                                                                        stocks in the S&P 500 that they believe will
                                                                        underperform the index.
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ING VARIABLE PORTFOLIOS, INC. - ING      ING Investments, LLC           Seeks to outperform the total return performance of
   VP INDEX PLUS MIDCAP PORTFOLIO                                       the Standard & Poor's MidCap 400 Index (S&P 400),
(CLASS R SHARES)                         Subadviser: Aeltus             while maintaining a market level of risk. Invests at
                                         Investment                     least 80% of net assets in stocks included in the S&P
                                         Management, Inc.               400. The subadviser's objective is to overweight those
                                                                        stocks in the S&P 400 that they believe will
                                                                        outperform the index and underweight or avoid those
                                                                        stocks in the S&P 400 that they believe will
                                                                        underperform the index.
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FUND NAME                                INVESTMENT ADVISER/                 INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
                                         SUBADVISER                                      INVESTMENT STRATEGIES
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ING VARIABLE PRODUCTS TRUST - ING        ING Investments, LLC           Seeks long-term capital appreciation. Invests
   VP INTERNATIONAL VALUE PORTFOLIO                                     primarily in foreign companies with market
(CLASS R SHARES)                                                        capitalizations greater than $1 billion, but may hold
                                                                        up to 25% of assets in companies with smaller market
                                                                        capitalization. Under normal circumstances, will
                                                                        invest at least 65% of total assets in securities of
                                                                        companies located in at least three countries other
                                                                        than the U.S., which may include emerging market
                                                                        countries.
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ING VARIABLE PRODUCTS TRUST - ING        ING Investments, LLC           Seeks growth of capital, with dividend income as a
   VP MAGNACAP PORTFOLIO                                                secondary consideration. Under normal conditions,
(CLASS R SHARES)                                                        invests at least 80% of assets in equity securities that
                                                                        meet the following criteria: attractive valuation
                                                                        characteristics; dividends; and balance sheet strength.
                                                                        Normally, investments are generally in larger
                                                                        companies that are included in the largest 500 U.S.
                                                                        companies as measured by sales, earnings or assets.
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ING VARIABLE PRODUCTS TRUST - ING        ING Investments, LLC           Seeks long-term capital appreciation. Normally
   VP MIDCAP OPPORTUNITIES                                              invests at least 80% of assets in the common stocks of
   PORTFOLIO                                                            mid-sized U.S. companies that the portfolio managers
(CLASS R SHARES)                                                        feel have above average prospects for growth. For this
                                                                        Portfolio, mid-size companies are those with market
                                                                        capitalizations that fall within the range of companies
                                                                        in the Standard & Poor's MidCap 400 Index.
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ING VARIABLE PRODUCTS TRUST - ING        ING Investments, LLC           Seeks capital appreciation. Normally invests at least
   VP RESEARCH ENHANCED INDEX                                           80% of total assets in common stocks included in the
   PORTFOLIO                             Subadviser: Aeltus             Standard & Poor's Composite 500 Stock Price Index
(CLASS R SHARES)                         Investment                     (S&P 500). At any one time, generally includes in the
                                         Management, Inc.               Portfolio approximately 400 of the stocks included in
                                                                        the S&P 500. May also invest in certain higher-risk
                                                                        investments, including derivatives (generally these
                                                                        investments will be limited to S&P 500 options and
                                                                        futures on the S&P 500).
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ING VARIABLE PRODUCTS TRUST - ING        ING Investments, LLC           Seeks long-term capital appreciation. Normally
   VP SMALLCAP OPPORTUNITIES                                            invests at least 80% of assets in the common stock of
   PORTFOLIO                                                            smaller, lesser-known U.S. companies that are
(CLASS R SHARES)                                                        believed to have above average prospects for growth.
                                                                        For this Portfolio, smaller companies are those with
                                                                        market capitalizations that fall within the range of
                                                                        companies in the Russell 2000 Index.
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ING STRATEGIC ALLOCATION PORTFOLIOS,     ING Investments, LLC           Seeks to provide total return (i.e., income and capital
   INC. - ING VP STRATEGIC ALLOCATION                                   appreciation, both realized and unrealized). Managed
   BALANCED PORTFOLIO (formerly ING      Subadviser: Aeltus             for investors seeking a balance between income and
   Generation Portfolios, Inc. - ING     Investment                     capital appreciation who generally have an investment
   VP Crossroads Portfolio)              Management, Inc.               horizon exceeding ten years and a moderate level of
(CLASS R SHARES)                                                        risk tolerance. Under normal market conditions,
                                                                        allocates assets among several classes of equities,
                                                                        fixed-income securities (including up to 15% of total
                                                                        assets in high-yield instruments) and money market
                                                                        instruments. The benchmark portfolio is 60% equities,
                                                                        35% fixed income and 5% money market instruments
                                                                        under neutral market conditions.
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FUND NAME                                INVESTMENT ADVISER/                  INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
                                         SUBADVISER                                      INVESTMENT STRATEGIES
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ING STRATEGIC ALLOCATION PORTFOLIOS,     ING Investments, LLC           Seeks to provide capital appreciation. Managed for
   INC. - ING VP STRATEGIC                                              investors seeking capital appreciation who generally
   ALLOCATION GROWTH PORTFOLIO           Subadviser: Aeltus             have an investment horizon exceeding 15 years and a
   (formerly ING Generation              Investment                     high level of risk tolerance. Under normal market
   Portfolios, Inc. - ING VP Ascent      Management, Inc.               conditions, allocates assets among several classes of
   Portfolio)                                                           equities, fixed-income securities (including up to 15%
(CLASS R SHARES)                                                        of total assets in high-yield instruments) and money
                                                                        market instruments. The benchmark portfolio is 80%
                                                                        equities and 20% fixed income under neutral market
                                                                        conditions.
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ING STRATEGIC ALLOCATION PORTFOLIOS,     ING Investments, LLC           Seeks to provide total return consistent with
   INC. - ING VP STRATEGIC ALLOCATION                                   preservation of capital. Managed for investors
   INCOME PORTFOLIO (formerly ING        Subadviser: Aeltus             primarily seeking total return consistent with capital
   Generation Portfolios, Inc. - ING     Investment                     preservation who generally have an investment
   VP Legacy Portfolio)                  Management, Inc.               horizon exceeding five years and a low level of risk
(CLASS R SHARES)                                                        tolerance. Under normal market conditions, allocates
                                                                        assets among several classes of equities, fixed-income
                                                                        securities (including up to 15% of total assets in high-
                                                                        yield instruments) and money market instruments.
                                                                        The benchmark portfolio is 35% equities, 55% fixed
                                                                        income and 10% money market instruments under
                                                                        neutral market conditions.
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JANUS ASPEN SERIES - GROWTH              Janus Capital                  Seeks long-term growth of capital in a manner
   PORTFOLIO                                                            consistent with the preservation of capital. Invests
(INSTITUTIONAL SHARES)                                                  primarily in common stocks selected for their growth
                                                                        potential. Although it can invest in companies of any
                                                                        size, it generally invests in larger, more established
                                                                        companies.
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JANUS ASPEN SERIES - INTERNATIONAL       Janus Capital                  Seeks long-term growth of capital. Under normal
   GROWTH PORTFOLIO                                                     circumstances, invests at least 80% of its net assets in
(INSTITUTIONAL SHARES)                                                  securities of issuers from at least five different
                                                                        countries, excluding the United States. Although the
                                                                        Portfolio intends to invest substantially all of its assets in issuers located outside the United States, it may at
                                                                        times invest in U.S. issuers and, under unusual
                                                                        circumstances, it may at times invest all of its assets in fewer than five countries or even a single country.
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JANUS ASPEN SERIES - MID CAP             Janus Capital                  A nondiversified Portfolio that invests, under normal
   GROWTH PORTFOLIO (formerly                                           circumstances, at least 80% of its net assets in equity
   Aggressive Growth Portfolio)                                         securities of mid-sized companies whose market
(INSTITUTIONAL SHARES)                                                  capitalization falls, at the time of initial purchase, in
                                                                        the 12-month average of the capitalization ranges of
                                                                        the Russell MidCap Growth Index.
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JANUS ASPEN SERIES - WORLDWIDE           Janus Capital                  Seeks long-term growth of capital in a manner
   GROWTH PORTFOLIO                                                     consistent with the preservation of capital. Invests
(INSTITUTIONAL SHARES)                                                  primarily in common stocks of companies of any size
                                                                        located throughout the world. Normally invests in
                                                                        issuers from at least five different countries, including
                                                                        the United States. May at times invest in fewer than
                                                                        five countries or even in a single country.
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FUND NAME                                INVESTMENT ADVISER/                  INVESTMENT OBJECTIVE(S)/SUMMARY OF PRINCIPAL
                                         SUBADVISER                                         INVESTMENT STRATEGIES
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NEUBERGER BERMAN ADVISERS                Neuberger Berman               Seeks the highest available current income consistent
   MANAGEMENT TRUST - LIMITED            Management Inc.                with liquidity and low risk to principal by investing
   MATURITY BOND PORTFOLIO                                              mainly in investment-grade bonds and other debt
                                         Subadviser:                   securities from U.S. Government and corporate issuers.
                                         Neuberger Berman,
                                         LLC
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS                Neuberger Berman               Seeks growth of capital by investing mainly in
   MANAGEMENT TRUST - PARTNERS           Management Inc.                common stock of mid- to large-capitalization
   PORTFOLIO                                                            companies.
                                         Subadviser:
                                         Neuberger Berman,
                                         LLC
----------------------------------------------------------------------------------------------------------------------------------
NEUBERGER BERMAN ADVISERS                Neuberger Berman               Seeks long-term growth of capital by investing
   MANAGEMENT TRUST - SOCIALLY           Management Inc.                primarily in securities of companies that meet the
   RESPONSIVE PORTFOLIO                                                 portfolio's financial criteria and social policy.
                                         Subadviser:
                                         Neuberger Berman,
                                         LLC
----------------------------------------------------------------------------------------------------------------------------------
PIMCO ADVISORS VIT - OPCAP               OpCap Advisors LLC             Seeks long term capital appreciation. Under normal
   EQUITY PORTFOLIO (formerly OCC                                       conditions, invests at least 80% of net assets, plus the
   Accumulation Trust - OCC Equity                                      amount of any borrowings for investment purposes, in
   Portfolio)                                                           equity securities that the investment adviser believes
                                                                        are undervalued in the marketplace.
----------------------------------------------------------------------------------------------------------------------------------
PIMCO ADVISORS VIT - OPCAP               OpCap Advisors LLC             Seeks long term capital appreciation. Under normal
   GLOBAL EQUITY PORTFOLIO (formerly                                    conditions, invests at least 80% of net assets, plus the
   OCC Accumulation Trust - OCC                                         amount of any borrowings for investment purposes, in
   Global Equity Portfolio)                                             equity securities of companies located throughout the
                                                                        world that the investment adviser believes are
                                                                        undervalued in the marketplace.
----------------------------------------------------------------------------------------------------------------------------------
PIMCO ADVISORS VIT - OPCAP               OpCap Advisors LLC             Seeks growth of capital over time. Invests in common
   MANAGED PORTFOLIO (formerly OCC                                      stocks, bonds and cash equivalents, allocated based on
   Accumulation Trust - OCC Managed      Subadviser: Pacific            the investment adviser's and subadviser's view of
   Portfolio)                            Investment                     relative values.
                                         Management Company
                                         LLC
----------------------------------------------------------------------------------------------------------------------------------
PIMCO ADVISORS VIT - OPCAP               OpCap Advisors LLC             Seeks capital appreciation. Under normal conditions,
   SMALL CAP PORTFOLIO (formerly OCC                                    invests at least 80% of net assets, plus the amount of
   Accumulation Trust - OCC Small                                       any borrowings for investment purposes, in equity
   Cap Portfolio)                                                       securities of companies with market capitalizations
                                                                        under $2 billion at the time of purchase that the
                                                                        investment adviser believes are undervalued in the
                                                                        marketplace.
----------------------------------------------------------------------------------------------------------------------------------

                                   APPENDIX C

          PERFORMANCE INFORMATION AND CONDENSED FINANCIAL INFORMATION

                            PERFORMANCE INFORMATION


   From time to time, the Company may advertise or include in sales literature yields and total returns for the available Sub-Accounts. These figures are based on historical earnings and do not indicate or project future performance. Each Sub-Account may, from time to time, advertise or include in sales literature performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, and comparisons with unmanaged market indices appears in the Statement of Additional Information.

   Yields and total returns for the Sub-Accounts are based on the investment performance of the corresponding portfolios of the Funds. The performance, in part, reflects the Funds' expenses. See the Prospectuses for the Funds.

   The yield of the Sub-Account investing in the Fidelity(R) VIP Money Market Portfolio refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment.


   The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are annualized based on an average return over various periods of time.

   Total returns generally will be presented in "standardized" format. This means, among other things, that performance will be shown from the date of inception of the Variable Account, or, if later, the inception date of the applicable Investment Fund. In some instances, "non-standardized" returns may be shown from prior to the inception date of the Variable Account. Non-standardized information will be accompanied by standardized information.

   The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of the investment as of the last day of each of the periods for which total return quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any Withdrawal Charge that would apply if a Contract Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes).

   When a Sub-Account has been in operation for one, five, and ten years, respectively, the average annual total return for these periods will be provided. For periods prior to the date the Sub-Account commenced operations, performance information for Contracts funded by the Sub-Accounts will be calculated based on the performance of the Funds' portfolios and the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the Funds' portfolios, with the level of Contract Charges that were in effect at the inception of the Sub-Accounts for the Contracts.

   Average total return information may be presented, computed on the same basis as described above, except deductions will not include the Withdrawal Charge. In addition, the Company may from time to time disclose average annual total return in non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

   The Company may, from time to time, also disclose yields and total returns for the portfolios of the Funds, including such disclosure for periods prior to the dates the Sub-Accounts commenced operations.

   For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

   In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), Morningstar, Inc. ("Morningstar") and the Variable Annuity Research Data Service ("VARDS") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

   Lipper's and Morningstar's rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

   Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Composite Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

   The Company may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts. The Company may also illustrate the accumulation of Contract Value and payment of annuity benefits on a variable or fixed basis, or a combination variable and fixed basis, based on hypothetical rates of return, and compare those illustrations to mutual fund hypothetical illustrations, using charts, tables, and graphs, including software programs utilizing such charts, tables, and graphs. All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying portfolio's investment experience is positive.

                        CONDENSED FINANCIAL INFORMATION

   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD,
           REFLECTING TOTAL DAILY SEPARATE ACCOUNT CHARGES OF 1.40%)

    The condensed financial information presented below for each of the periods in the eight year period ended December 31, 2002 (as applicable), is derived from the financial statements of the separate account, which have been audited by the Company's independent auditors. The financial statements and independent auditors' report thereon for the year ended December 31, 2002 are included in the Statement of Additional Information.

                                           YEAR        YEAR        YEAR        YEAR        YEAR        YEAR       YEAR       YEAR
                                          ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED      ENDED
                                         DECEMBER    DECEMBER    DECEMBER    DECEMBER    DECEMBER    DECEMBER   DECEMBER   DECEMBER
                                         --------    --------    --------    --------    --------    --------   --------   --------
                                            31          31          31          31          31          31         31         31
                                           2002        2001        2000        1999        1998        1997       1996       1995
                                           ----        ----        ----        ----        ----        ----       ----       ----
AIM V.I. Dent Demographic
 TRENDS FUND
 (From May 1, 2000)
 Beginning of period                      $5.2405     $7.8063         N/A         N/A         N/A         N/A        N/A        N/A
 End of period                              $3.50     $5.2405     $7.8063         N/A         N/A         N/A        N/A        N/A
 Units outstanding at end of period       893,894   1,286,292   1,085,862         N/A         N/A         N/A        N/A        N/A
 ALGER AMERICAN GROWTH
 PORTFOLIO
 (From October 20, 1995)
 Beginning of period                     $19.5162    $22.4452    $26.7070    $20.2501    $13.8684    $11.1842   $10.0072   $10.0000
 End of period                             $12.90    $19.5162    $22.4452    $26.7070    $20.2501    $13.8684   $11.1842   $10.0072
 Units outstanding at end of period     3,120,580   3,504,224   3,335,529   2,319,442     958,685     402,925    162,852      7,531
ALGER AMERICAN LEVERAGED
 ALLCAP PORTFOLIO
 (From October 20, 1995)
 Beginning of period                     $22.4700    $27.1069    $36.5684    $20.8260    $13.3809    $11.3381   $10.2636   $10.0000
 End of period                             $14.64    $22.4700    $27.1069    $36.5684    $20.8260    $13.3809   $11.3381   $10.2636
 Units outstanding at end of period     1,824,655   2,084,235   2,021,923   1,165,393     491,436     260,380    130,393      3,864
ALGER AMERICAN MIDCAP GROWTH
 PORTFOLIO
 (From October 20, 1995)
 Beginning of period                     $20.5220    $22.2660    $20.6802    $15.9059    $12.3791    $10.9156    $9.8937   $10.0000
 End of period                             $14.26    $20.5220    $22.2660    $20.6802    $15.9059    $12.3791   $10.9156    $9.8937
 Units outstanding at end of period     1,596,873   1,366,163   1,117,532     696,730     590,794     405,580    227,029      2,208
ALGER AMERICAN SMALL
 CAPITALIZATION PORTFOLIO
 (From October 20, 1995)
 Beginning of period                      $8.9123    $12.8235    $17.8621    $12.6301    $11.0864    $10.0929    $9.8255   $10.0000
 End of period                              $6.48     $8.9123    $12.8235    $17.8621    $12.6301    $11.0864   $10.0929    $9.8255
 Units outstanding at end of period     1,462,961   1,442,330   1,194,579     885,257     751,967     527,947    261,902      9,498
FIDELITY(R) VIP ASSET MANAGER:
 GROWTH(R) PORTFOLIO
 (From October 20, 1995)
 Beginning of period                     $15.7524    $17.2510    $19.9859    $17.5847    $15.1675    $12.2902   $10.3997   $10.0000
 End of period                             $14.09    $15.7524    $17.2510    $19.9860    $17.5847    $15.1675   $12.2982   $10.3997
 Units outstanding at end of Period       193,400   1,101,469   1,090,279     914,250     652,013     293,160     58,201      6,432
FIDELITY(R) VIP CONTRAFUND(R)
 PORTFOLIO
 (From October 20, 1995)
 Beginning of period                     $18.8595    $21.7958    $23.6700    $19.3181    $15.0718    $12.3119   $10.2935   $10.0000
 End of period                             $16.86    $18.8595    $21.7958    $23.6700    $19.3181    $15.0718   $12.3119   $10.2935
 Units outstanding at end of Period     3,239,790   3,526,209   3,586,664   3,267,496   2,090,469   1,124,760    314,103      7,417
FIDELITY(R) VIP EQUITY-INCOME
 PORTFOLIO
 (From October 20, 1995)
 Beginning of period                     $17.6426    $18.8258    $17.6078    $16.7931    $15.2559    $12.0764   $10.7172   $10.0000
 End of period                             $14.45    $17.6426    $18.8258    $17.6078    $16.7931    $15.2559   $12.0764   $10.7172
 Units outstanding at end of period     2,751,230   2,446,660   2,062,886   2,145,169   1,850,470   1,040,329    370,036      3,922
FIDELITY(R) VIP GROWTH OPPORTUNITIES
 PORTFOLIO
 (From January 1, 1999)
 Beginning of period                      $6.9310     $8.2139    $10.0435         N/A         N/A         N/A        N/A        N/A
 End of period                              $5.34     $6.9310     $8.2139    $10.0435         N/A         N/A        N/A        N/A
 Units outstanding at end of period       289,422     342,720     346,435     337,766         N/A         N/A        N/A        N/A
FIDELITY(R) VIP GROWTH PORTFOLIO
 (From October 20, 1995)
 Beginning of period                     $17.9767    $22.1395    $25.2203    $18.6089    $13.5286    $11.1104    $9.0237   $10.0000
 End of period                             $12.39    $17.9767    $22.1395    $25.2203    $18.6089    $13.5286   $11.1104    $9.8237
 Units outstanding at end of period     3,334,640   3,333,948   2,962,362   2,139,958   1,117,355     624,734    210,258     5,112

                                           YEAR        YEAR        YEAR        YEAR        YEAR        YEAR       YEAR       YEAR
                                          ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED      ENDED
                                         DECEMBER    DECEMBER    DECEMBER    DECEMBER    DECEMBER    DECEMBER   DECEMBER   DECEMBER
                                         --------    --------    --------    --------    --------    --------   --------   --------
                                            31          31          31          31          31          31         31         31
                                           2002        2001        2000        1999        1998        1997       1996       1995
                                           ----        ----        ----        ----        ----        ----       ----       ----
FIDELITY(R) VIP INDEX 500 PORTFOLIO
 (From October 20, 1995)
 Beginning of period                      $19.5549    $22.5627    $25.2271    $21.2285    $16.7757    $12.8201   $10.5862  $10.0000
 End of period                              $14.99    $19.5549    $22.5627    $25.2271    $21.2285    $16.7757   $12.8201  $10.5862
 Units outstanding at end of period      6,274,396   6,125,723   5,629,481   4,831,869   3,336,587   1,310,992    231,904       702
FIDELITY(R) VIP INVESTMENT GRADE BOND
 PORTFOLIO
 (From April 30, 1999)
 Beginning of period                      $11.4878    $10.7415     $9.7937         N/A         N/A         N/A        N/A       N/A
 End of period                              $12.50    $11.4878    $10.7415     $9.7937         N/A         N/A        N/A       N/A
 Units outstanding at end of period      2,004,503   1,202,541     489,844     222,858         N/A         N/A        N/A       N/A
FIDELITY(R) VIP MONEY MARKET PORTFOLIO
 (From October 20, 1995)
 Beginning of period                      $12.6567    $12.3196    $11.7504    $11.3294    $10.8926    $10.4712   $10.0743  $10.0000
 End of period                              $12.69    $12.6567    $12.3196    $11.7504    $11.3294    $10.8926   $10.4712  $10.0743
 Units outstanding at end of period      4,122,075   2,258,455   1,270,337   1,144,601     605,376     446,458    104,844       N/A
ING AMERICAN CENTURY SMALL CAP
 VALUE PORTFOLIO
 (From October 25, 2002)
 Beginning of period                           N/A         N/A         N/A         N/A         N/A         N/A        N/A       N/A
 End of period                               $9.99         N/A         N/A         N/A         N/A         N/A        N/A       N/A
 Units outstanding at end of period            129         N/A         N/A         N/A         N/A         N/A        N/A       N/A
ING BARON SMALL CAP GROWTH
 PORTFOLIO
 (From October 25, 2002)
 Beginning of period                           N/A         N/A         N/A         N/A         N/A         N/A        N/A       N/A
 End of period                              $10.02         N/A         N/A         N/A         N/A         N/A        N/A       N/A
 Units outstanding at end of period            128         N/A         N/A         N/A         N/A         N/A        N/A       N/A
ING VAN KAMPEN COMSTOCK PORTFOLIO
 (From October 25, 2002)
 Beginning of period                           N/A         N/A         N/A         N/A         N/A         N/A        N/A       N/A
 End of period                               $9.96         N/A         N/A         N/A         N/A         N/A        N/A       N/A
 Units outstanding at end of period            128         N/A         N/A         N/A         N/A         N/A        N/A       N/A
ING VP GROWTH
 OPPORTUNITIES PORTFOLIO
 (From May 1, 2000)
 Beginning of period                       $5.3641     $8.8550         N/A         N/A         N/A         N/A        N/A       N/A
 End of period                               $3.62     $5.3641     $8.8550         N/A         N/A         N/A        N/A       N/A
 Units outstanding at end of period        369,905     564,323     364,384         N/A         N/A         N/A        N/A       N/A
ING VP GROWTH + VALUE
 PORTFOLIO
 (From October 20, 1995)
 Beginning of period                      $18.9839    $27.8993    $31.3606    $16.3103    $13.8613    $12.2601   $10.1010  $10.0000
 End of period                              $11.73    $18.9839    $27.8993    $31.3606    $16.3103    $13.8613   $12.2601  $10.1010
 Units outstanding at end of period      2,455,923   2,879,628   2,465,786   1,501,434   1,333,885   1,118,716    318,138     1,068
ING VP HIGH YIELD BOND
 PORTFOLIO
 (From August 8, 1997)
 Beginning of period                       $8.3340     $8.3939     $9.6332    $10.0942    $10.1766    $10.0000        N/A       N/A
 End of period                               $8.12     $8.3340     $8.3939     $9.6332    $10.0942    $10.1766        N/A       N/A
 Units outstanding at end of period        544,596     612,472     597,868     834,113     885,662     105,615        N/A       N/A
ING VP INTERNATIONAL
 VALUE PORTFOLIO
 (From August 8, 1997)
 Beginning of period                      $15.2432    $17.5017    $17.2007    $11.6150    $10.0734    $10.0000        N/A       N/A
 End of period                              $12.72    $15.2432    $17.5017    $17.2007    $11.6150    $10.0734        N/A       N/A
 Units outstanding at end of period        840,626   1,008,480     747,812     488,502     330,553      57,507        N/A       N/A
ING VP MAGNACAP PORTFOLIO
 (From May 1, 2000)
 Beginning of period                       $8.8897    $10.0671         N/A         N/A         N/A         N/A        N/A       N/A
 End of period                               $6.77     $8.8897    $10.0671         N/A         N/A         N/A        N/A       N/A
 Units outstanding at end of period        223,151      87,749      37,460         N/A         N/A         N/A        N/A       N/A
ING VP MIDCAP
 OPPORTUNITIES PORTFOLIO
 (From May 1, 2000)
 Beginning of period                       $5.9386     $8.9785         N/A         N/A         N/A         N/A        N/A       N/A
 End of period                               $4.34     $5.9386     $8.9785         N/A         N/A         N/A        N/A       N/A
 Units outstanding at end of period        235,936     224,016     111,372         N/A         N/A         N/A        N/A       N/A

                                           YEAR        YEAR        YEAR        YEAR        YEAR        YEAR       YEAR       YEAR
                                          ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED      ENDED
                                         DECEMBER    DECEMBER    DECEMBER    DECEMBER    DECEMBER    DECEMBER   DECEMBER   DECEMBER
                                         --------    --------    --------    --------    --------    --------   --------   --------
                                            31          31          31          31          31          31         31         31
                                           2002        2001        2000        1999        1998        1997       1996       1995
                                           ----        ----        ----        ----        ----        ----       ----       ----
ING VP RESEARCH ENHANCED
 INDEX PORTFOLIO
 (From October 20, 1995)
 Beginning of period                       $9.4926    $10.9693    $12.5874    $12.0629    $12.0694  $11.4374    $10.2402   $10.0000
 End of period                               $7.29     $9.4926    $10.9693    $12.5874    $12.0629  $12.0694    $11.4374   $10.2402
 Units outstanding at end of period        495,982   1,219,276   1,544,098   1,646,856     403,214   238,691      52,791      1,937
ING VP SMALLCAP
 OPPORTUNITIES PORTFOLIO
 (From October 20, 1995)
 Beginning of period                      $25.4319    $36.4083    $36.5246    $15.3663    $13.2845  $11.6519    $10.3844   $10.0000
 End of period                              $14.15    $25.4319    $36.4083    $36.5246    $15.3663  $13.2845    $11.6519   $10.3844
 Units outstanding at end of period      1,496,658   1,566,266   1,266,605     574,895     338,593   270,968      62,237      2,292
JANUS ASPEN GROWTH PORTFOLIO
 (From August 8, 1997)
 Beginning of period                      $12.0324    $16.2138    $19.2421    $13.5522    $10.1307  $10.0000         N/A        N/A
 End of period                               $8.72    $12.0324    $16.2138    $19.2421    $13.5522  $10.1307         N/A        N/A
 Units outstanding at end of period      3,050,023   3,682,000   3,579,247   1,788,564     662,697    82,286         N/A        N/A
JANUS ASPEN INTERNATIONAL GROWTH
 PORTFOLIO
 (From August 8, 1997)
 Beginning of period                      $12.4793    $16.4874    $19.8902    $11.0658     $9.5720  $10.0000         N/A        N/A
 End of period                               $9.16    $12.4793    $16.4874    $19.8902    $11.0658   $9.5720         N/A        N/A
 Units outstanding at end of period      1,520,750   1,550,048   1,071,043     473,654     275,637    81,884         N/A        N/A
JANUS ASPEN MID CAP GROWTH
 PORTFOLIO
 (From August 8, 1997)
 Beginning of period                      $12.8742    $21.5646    $32.0747    $14.4299    $10.8993  $10.0000         N/A        N/A
 End of period                               $9.15    $12.8742    $21.5646    $32.0747    $14.4299  $10.8993         N/A        N/A
 Units outstanding at end of period      2,628,398   2,794,292   2,367,019     868,257     143,611    17,506         N/A        N/A
JANUS ASPEN WORLDWIDE GROWTH
 PORTFOLIO
 (From August 8, 1997)
 Beginning of period                      $12.8257    $16.7705    $20.1668    $12.4357     $9.7818  $10.0000         N/A        N/A
 End of period                               $9.42    $12.8257    $16.7705    $20.1668    $12.4357   $9.7818         N/A        N/A
 Units outstanding at end of period      5,426,359   6,417,600   6,064,546   4,030,342   2,066,481   295,875         N/A        N/A
NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST LIMITED
 MATURITY BOND PORTFOLIO
 (From August 8, 1997)
 Beginning of period                      $11.8644    $11.0612    $10.5041    $10.4971    $10.1973  $10.0000         N/A        N/A
 End of period                              $12.32    $11.8644    $11.0612    $10.5041    $10.4971  $10.1973         N/A        N/A
 Units outstanding at end of period      1,264,788     929,272     492,334     407,142     210,709    22,029         N/A        N/A
NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST PARTNERS
 PORTFOLIO
 (From August 8, 1997)
 Beginning of period                      $10.6302    $11.0947    $11.1723    $10.5521    $10.2686  $10.0000         N/A        N/A
 End of period                               $7.95    $10.6302    $11.0947    $11.1723    $10.5521  $10.2686         N/A        N/A
 Units outstanding at end of period      1,275,104   1,294,471   1,239,100   1,479,974   1,582,048   255,773         N/A        N/A
NEUBERGER BERMAN ADVISERS
 MANAGEMENT TRUST SOCIALLY
 RESPONSIVE PORTFOLIO
 (From January 1, 1999)
 Beginning of period                      $10.5004    $11.0445    $11.3827         N/A         N/A       N/A         N/A        N/A
 End of period                               $8.83    $10.5004    $11.0445    $11.3827         N/A       N/A         N/A        N/A
 Units outstanding at end of period        139,420      85,042      57,291      32,883         N/A       N/A         N/A        N/A
OPCAP EQUITY PORTFOLIO
 (From August 8, 1997)
 Beginning of period                      $11.7943    $12.8642    $11.8684    $11.7375    $10.6410  $10.0000         N/A        N/A
 End of period                               $9.14    $11.7943    $12.8642    $11.8684    $11.7375  $10.6410         N/A        N/A
 Units outstanding at end of period        417,134     452,038     272,850     281,367     227,143    45,654         N/A        N/A
OPCAP GLOBAL EQUITY PORTFOLIO
 (From August 8, 1997)
 Beginning of period                      $11.5677    $13.6132    $13.1847    $10.5673     $9.4593  $10.0000         N/A        N/A
 End of period                               $9.42    $11.5677    $13.6132    $13.1847    $10.5673   $9.4593         N/A        N/A
 Units outstanding at end of period        189,515     146,807     108,797      86,458      70,138    18,968         N/A        N/A
OPCAP MANAGED PORTFOLIO
 (From August 8, 1997)
 Beginning of period                      $11.1866    $11.9310    $11.0246    $10.6480    $10.0801  $10.0000         N/A        N/A
 End of period                               $9.17    $11.1866    $11.9310    $11.0246    $10.6480  $10.0801         N/A        N/A
 Units outstanding at end of period      1,735,653   1,405,033   1,201,794   1,595,696   1,659,488   274,773         N/A        N/A

                                           YEAR        YEAR        YEAR        YEAR        YEAR        YEAR       YEAR       YEAR
                                          ENDED       ENDED       ENDED       ENDED       ENDED       ENDED       ENDED      ENDED
                                         DECEMBER    DECEMBER    DECEMBER    DECEMBER    DECEMBER    DECEMBER   DECEMBER   DECEMBER
                                         --------    --------    --------    --------    --------    --------   --------   --------
                                            31          31          31          31          31          31         31         31
                                           2002        2001        2000        1999        1998        1997       1996       1995
                                           ----        ----        ----        ----        ----        ----       ----       ----
OPCAP SMALL CAP PORTFOLIO
 (From August 8, 1997)
 Beginning of period                      $13.4468    $12.5887     $8.8541     $9.1466    $10.1959  $10.0000         N/A        N/A
 End of period                              $10.39    $13.4468    $12.5887     $8.8541     $9.1466  $10.1959         N/A        N/A
 Units outstanding at end of period      1,331,258     926,420     563,758     309,634     252,954    48,630         N/A        N/A

o The Sub-Accounts investing in the ING VP Growth + Value Portfolio (Class R), ING VP Research Enhanced Index Portfolio (Class R), and ING VP SmallCap Opportunities Portfolio (Class R), The Alger American Fund and Fidelity(R) Variable Insurance Products were not available through the Variable Account prior to 1995.

o   The Sub-Accounts investing in the ING VP High Yield Bond Portfolio
    (Class R), the ING VP International Value Portfolio (Class R), Janus Aspen Series, Neuberger Berman AMT Limited Maturity Bond Portfolio and Partners Portfolio and PIMCO Advisors Trust were not available through the Variable Account prior to August 8, 1997.

o The Sub-Accounts investing in the Fidelity(R) Variable Insurance Products and Neuberger Berman AMT Socially Responsive Portfolio were not available through the Variable Account prior to January 1, 1999.

o The Sub-Account investing in the Fidelity(R) VIP Investment Grade Bond Portfolio (Initial Class) was not available through the Variable Account prior to April 30, 1999.

o The Sub-Accounts investing in the ING VP Growth Opportunities Portfolio (Class R), ING VP MagnaCap Portfolio (Class R), and ING VP MidCap Opportunities Portfolio (Class R) and the AIM V.I. Dent Demographic Trends Fund (Series I) were not available through the Variable Account prior to May 1, 2000.

o The Sub-Accounts investing in the ING American Century Small Cap Value Portfolio (Initial Class), ING Baron Small Cap Growth Portfolio (Initial Class) and ING Van Kampen Comstock Portfolio (Initial Class) were not available through the Variable Account prior to October 25, 2002.

                      STATEMENT OF ADDITIONAL INFORMATION
                               FOR RELIASTAR LIFE
                       ADVANTAGE CENTURY PLUS(SM) ANNUITY

              INDIVIDUAL DEFERRED VARIABLE/FIXED ANNUITY CONTRACTS
                                   ISSUED BY
                               SEPARATE ACCOUNT N

       (formerly Separate Account One of Northern Life Insurance Company)

                                      AND
                        RELIASTAR LIFE INSURANCE COMPANY


This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus dated May 1, 2003 (the "Prospectus") relating to the Individual Deferred Variable/Fixed Annuity Contracts issued by Separate Account N (the "Variable Account") and ReliaStar Life Insurance Company (the "Company"). Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained from the ING Service Center at P.O. Box 5050, Minot, North Dakota 58702-5050, by calling 1-877-884-5050, or from Washington Square Securities, Inc., 20 Washington Avenue South, Minneapolis, Minnesota 55401.


Capitalized terms used in this Statement of Additional Information that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

                                TABLE OF CONTENTS

                                                                                           Page

Introduction                                                                                2
Custody of Assets                                                                           3
Experts                                                                                     3
Distribution of the Contracts                                                               3
Calculation of Yields and Total Returns                                                     4
Company Holidays                                                                            9
Financial Statements                                                                        9
Financial Statements of Separate Account N                                                  S-1
Financial Statements - Statutory Basis of ReliaStar Life Insurance Company                  F-1

The date of this Statement of Additional Information is May 1, 2003.

INTRODUCTION
The Individual Deferred Variable/Fixed Annuity Contracts described in the Prospectus are flexible Purchase Payment Contracts. The Contracts are sold to or in connection with retirement plans which may or may not qualify for special federal tax treatment under the Internal Revenue Code. The Contracts are also available on a non-qualified basis. (See "Federal Tax Status" in the Prospectus.) Annuity Payouts under the Contracts are deferred until a later date selected by the Contract Owner.


Purchase Payments may be allocated to one or more of the available Sub-Accounts of the Variable Account, a separate account of the Company, and/or to any available Fixed Account which for Plus Series Contracts includes Fixed Account A and/or Fixed Account C (which are part of the general account of the Company).

Purchase payments allocated to one or more of the available Sub-Accounts of the Variable Account, as selected by the Contract Owner, will be invested in shares at net asset value of one or more of a group of investment funds ("Funds"). The Funds currently are:


THE FUNDS
AIM V.I. Dent Demographic Trend
   Fund (Series I)
Alger American Growth Portfolio
   (Class O Shares)
Alger American Leveraged AllCap
   Portfolio (Class O Shares)
Alger American MidCap Growth
   Portfolio (Class O Shares)
Alger American Small Capitalization
   Portfolio (Class O Shares)
Fidelity(R) VIP Asset Manager: Growth(R)
   Portfolio (Initial Class)
Fidelity(R) VIP Contrafund(R) Portfolio
   (Initial Class)
Fidelity(R) VIP Equity-Income Portfolio
   (Initial Class)
Fidelity(R) VIP Growth Opportunities
   Portfolio (Initial Class)
Fidelity(R) VIP Growth Portfolio
   (Initial Class)
Fidelity(R) VIP Index 500 Portfolio
   (Initial Class)
Fidelity(R) VIP Investment Grade Bond
   Portfolio (Initial Class)
Fidelity(R) VIP Money Market Portfolio
   (Initial Class)
ING American Century Small Cap
   Value Portfolio (Initial Class)
ING Baron Small Cap Growth
   Portfolio
   (Initial Class)
ING JPMorgan Mid Cap Value
   Portfolio (Initial Class)
ING MFS Global Growth Portfolio
   (Initial Class)
ING MFS Total Return Portfolio
   (Service Class Shares)
ING PIMCO Total Return Portfolio
   (Initial Class)
ING T. Rowe Price Equity Income
   Portfolio (Service Class)
ING T. Rowe Price Growth Equity
   Portfolio (Initial Shares)
ING Van Kampen Comstock Portfolio
   (Initial Class)
ING VP Growth Opportunities
   Portfolio (Class R)
ING VP Growth + Value Portfolio
   (Class R)
ING VP High Yield Bond Portfolio
   (Class R)
ING VP Index Plus LargeCap Portfolio
   (Class R)
ING VP Index Plus MidCap Portfolio
   (Class R)
ING VP Index Plus SmallCap Portfolio
   (Class R)
ING VP International Value Portfolio
   (Class R)
ING VP MagnaCap Portfolio (Class R)
ING VP MidCap Opportunities
   Portfolio (Class R)
ING VP Research Enhanced Index
   Portfolio (Class R)
ING VP SmallCap Opportunities
   Portfolio (Class R)
ING VP Strategic Allocation Balanced
   Portfolio (formerly ING VP
   Crossroads Portfolio) (Class R)
ING VP Strategic Allocation Growth
   Portfolio (formerly ING VP Ascent
   Portfolio) (Class R)
ING VP Strategic Allocation Income
   Portfolio (formerly ING VP Legacy
   Portfolio) (Class R)
Janus Aspen Growth Portfolio
   (Institutional Shares)
Janus Aspen International Growth
   Portfolio (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio
   (formerly Janus Aspen Aggressive
   Growth Portfolio)
   (Institutional Shares)
Janus Aspen Worldwide Growth
   Portfolio (Institutional Shares)
Neuberger Berman AMT Limited
   Maturity Bond Portfolio
Neuberger Berman AMT Partners
   Portfolio
Neuberger Berman AMT Socially
   Responsive Portfolio
OpCap Equity Portfolio
  (formerly OCC Equity Portfolio)
OpCap Global Equity Portfolio
   (formerly OCC Global Equity Portfolio)
OpCap Managed Portfolio
   (formerly OCC Managed Portfolio)
OpCap Small Cap Portfolio
   (formerly OCC Small Cap Portfolio)

Purchase Payments allocated to any available Fixed Account, which includes Fixed Account A or Fixed Account C, which are part of the general account of the Company, will be credited with interest at a rate not less than 3% per year. Interest credited in excess of 3%, if any, will be determined at the sole discretion of the Company. That part of the Contract relating to any available Fixed Accounts is not registered under the Securities Act of 1933 and the Fixed Accounts are not subject to the restrictions of the Investment Company Act of 1940. (See Appendix A to the Prospectus.)

CUSTODY OF ASSETS

The Company, whose address appears on the cover of the Prospectus, maintains custody of the assets of the Variable Account. As Custodian, the Company holds cash balances for the Variable Account pending investment in the Funds or distribution. The Fund shares owned by the Sub-Accounts are reflected only on the records of the Funds and are not issued in certificated form.


EXPERTS

The statement of assets and liabilities of Separate Account N of ReliaStar Life Insurance Company as of December 31, 2002 and the related statement of operations for the year then ended and statements of changes in net assets for each of the two years in the period then ended, along with the statutory basis financial statements of ReliaStar Life Insurance Company as of December 31, 2002 and 2001 and for each of the two years then ended, appearing in this Statement of Additional Information, have been audited by Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


DISTRIBUTION OF THE CONTRACTS
The Contracts will be distributed by Washington Square Securities, Inc. ("WSSI"), the principal underwriter which is an affiliate of the Company. The Contracts will be sold by licensed insurance agents in those states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities and Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.


For the years ended December 31, 2000, and 2001, and the period January 1, 2002 through September 30, 2002 WSSI was paid fees by Northern Life Insurance Company, the issuer of the Contracts prior to October 1, 2002, in connection with distribution of the Contracts aggregating $10,417,000, $5,805,006 and $1,034,476, respectively. For the period October 1, 2002 through December 31, 2002 WSSI was paid fees by ReliaStar Life Insurance Company, in connection with distribution of the Contracts aggregating $101,071.


The offering of the Contracts is continuous.

There are no special purchase plans or exchange privileges not described in the Prospectus. (See "Reduction of Charges" in the Prospectus.)

No deduction for a sales charge is made from the Purchase Payments for the Contracts and no Withdrawal Charges apply to Plus Series Contracts.

CALCULATION OF YIELDS AND TOTAL RETURNS
From time to time, the Company may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

Because of the charges and deductions imposed under a Contract, the yield for the Sub-Accounts will be lower than the yield for their respective portfolios. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 4% of premium based on the state in which the Contract is sold.

FIDELITY(R) VIP MONEY MARKET PORTFOLIO (MONEY MARKET) SUB-ACCOUNT YIELD. From time to time, advertisements and sales literature may quote the current annualized yield of the Money Market Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio or on its portfolio securities.


The current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit of the Money Market Sub-Account at the beginning of the period dividing such net change in account value of the hypothetical account to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: 1) the Annual Contract Charge; 2) Administration Charge; 3) the Mortality and Expense Risk Charges and 4) the Product Charge. For purposes of calculating current yields for a Contract, an average per unit administration fee is used based on the $30 Annual Contract Charge deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:


         Current Yield = ((NCS - ES) /UV) x (365/7)

         Where:

         NCS   =   the net change in the value of the Portfolio (exclusive of realized gains or losses on the sale of securities and
                   unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical
                   account having a balance of 1 Sub-Account Accumulation Unit.
         ES    =   per unit expenses attributable to the hypothetical account for the seven-day period.
         UV    =   The Accumulation Unit value on the first day of the seven-day period.


The current yield of the Sub-Account for the seven day period ended December 31, 2002 was (0.28%) for the Contracts.




Because of the charges and deductions imposed under the Contracts, the yield for the Money Market Sub-Account will be lower than the yield for the Fidelity(R) VIP Money Market Portfolio.


The current yield on amounts held in the Money Market Sub-Account normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Fidelity(R) VIP Money Market Portfolio, the types and quality of portfolio securities held by Fidelity(R) VIP Money Market Portfolio and the Fidelity(R) VIP Money Market Portfolio's operating expenses. Yields on amounts held in the Money Market Sub-Account may also be presented for periods other than a seven-day period.

AVERAGE ANNUAL TOTAL RETURNS. From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.


Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month-end practicable, considering the type and media of the communication and will be stated in the communication.

Average annual total returns will be calculated using Sub-Account Accumulation Unit values which the Company calculates on each Valuation Date based on the performance of the Sub-Account's underlying Fund, the deductions, for the Mortality and Expense Risk Charges, the Administration Charge, the Annual Contract Charge and, for Plus Series Contracts, the Product Charge. The calculation assumes that the Annual Contract Charge is $30 per year per Contract deducted at the end of each Contract Year (except for Plus Series Contracts). For purposes of calculating average annual total return, an average per dollar Annual Contract Charge attributable to the hypothetical account for the period is used. The calculation also assumes full withdrawal of the Contract at the end of the period for the return quotation. There is no Withdrawal Charge for Plus Series Contracts. The total return will then be calculated according to the following formula:

         TR    =   ((ERV/P) 1/N) - 1

         Where:

         TR    =   The average annual total return net of Sub-Account recurring charges.
         ERV   =   the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.
         P     =   a hypothetical initial payment of $1,000.
         N     =   the number of years in the period.

                                     TABLE 1

Following are the Average Annual Total Returns for the Sub-Accounts as of December 31, 2002. For those Sub-Accounts where no contributions had yet been received in the Fund under the separate account, only non-standardized returns are shown below in Table 2.

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                              FOR THE PERIOD
                                                                                                               FROM DATE OF
                                                   FOR THE 1 YEAR     FOR THE 5 YEAR     FOR THE 10 YEAR       INCEPTION OF
                                                   PERIOD ENDING      PERIOD ENDING      PERIOD ENDING        SUB-ACCOUNT TO
SUBACCOUNT                                             12/31/02           12/31/02            12/31/02           12/31/02
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
AIM V.I. Dent Demographic Trends Fund                  (33.42%)                                                  (32.82%)
(Sub-Account Inception: 5/1/00)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Alger American Growth Portfolio                        (34.20%)            (1.77%)                                 3.27%
(Sub-Account Inception: 10/25/95)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Alger American Leveraged AllCap Portfolio              (35.11%)             1.49%                                  5.12%
(Sub-Account Inception: 10/25/95)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Alger American MidCap Growth Portfolio                 (30.81%)             2.55%                                  4.74%
(Sub-Account Inception: 10/25/95)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Alger American Small Capitalization Portfolio          (27.54%)           (10.48%)                                (6.17%)
(Sub-Account Inception: 10/25/95)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R) VIP Asset Manager: Growth(R) Portfolio     (17.00%)            (3.18%)                                 3.51%
(Sub-Account Inception: 10/25/95)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R) VIP Contrafund(R) Portfolio                (10.92%)             1.94%                                  7.20%
(Sub-Account Inception: 10/25/95)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R) VIP Equity-Income Portfolio                (18.40%)            (1.41%)                                 4.92%
(Sub-Account Inception: 10/25/95)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R) VIP Growth Opportunities Portfolio         (23.23%)                                                  (14.88%)
(Sub-Account Inception: 1/7/99)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R) VIP Growth Portfolio                       (31.36%)            (2.07%)                                 2.70%
(Sub-Account Inception: 10/25/95)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R) VIP Index 500 Portfolio                    (23.62%)            (2.55%)                                 5.46%
(Sub-Account Inception: 10/25/95)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R) VIP Investment Grade Bond Portfolio          8.47%                                                     5.93%
(Sub-Account Inception: 4/30/99)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Fidelity(R) VIP Money Market Portfolio                  (0.04%)             2.78%                                  3.04%
(Sub-Account Inception: 10/25/95)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING American Century Small Cap Value Portfolio                                                                    (0.46%)
(Sub-Account Inception: 12/23/02)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING Baron Small Cap Growth Portfolio                                                                              (0.44%)
(Sub-Account Inception: 12/23/02)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING Van Kampen Comstock Portfolio                                                                                 (1.16%)
(Sub-Account Inception: 12/23/02)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP Growth Opportunities Portfolio                  (32.80%)                                                  (31.98%)
(Sub-Account Inception: 5/1/00)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP Growth + Value Portfolio                        (38.48%)            (3.60%)                                 1.92%
(Sub-Account Inception: 10/25/95)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP High Yield Bond Portfolio                        (0.70%)            (4.67%)                                (4.00%)
(Sub-Account Inception: 8/8/97)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP International Value Portfolio                   (16.85%)             4.45%                                  4.23%
(Sub-Account Inception: 8/8/97)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP MagnaCap Portfolio                              (24.24%)                                                  (13.96%)
(Sub-Account Inception: 5/1/00)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP MidCap Opportunities Portfolio                  (27.19%)                                                  (27.17%)
(Sub-Account Inception: 5/1/00)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP Research Enhanced Index Portfolio               (23.46%)            (9.97%)                                (4.78%)
(Sub-Account Inception: 10/25/95)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
ING VP SmallCap Opportunities Portfolio                (44.64%)             0.93%                                  4.62%
(Sub-Account Inception: 10/25/95)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Janus Aspen Growth Portfolio                           (27.82%)            (3.28%)                                (2.83%)
(Sub-Account Inception: 8/8/97)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Janus Aspen International Growth Portfolio             (26.91%)            (1.21%)                                (1.94%)
(Sub-Account Inception: 8/8/97)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Janus Aspen Mid Cap Growth Portfolio                   (29.22%)            (3.76%)                                (1.96%)
(Sub-Account Inception: 8/8/97)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Janus Aspen Worldwide Growth Portfolio                 (26.83%)            (1.07%)                                (1.42%)
(Sub-Account Inception: 8/8/97)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Neuberger Berman AMT Limited Maturity Bond               3.54%              3.53%                                  3.62%
Portfolio
(Sub-Account Inception: 8/8/97)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Neuberger Berman AMT Partners Portfolio                (25.49%)            (5.30%)                                (4.48%)
Sub-Account Inception: 8/8/97)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
Neuberger Berman AMT Socially Responsive               (16.24%)                                                   (3.46%)
Portfolio
(Sub-Account Inception: 2/19/99)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
OpCap Equity Portfolio                                 (22.80%)            (3.31%)                                (1.97%)
(Sub-Account Inception: 8/8/97)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
OpCap Global Equity Portfolio                          (18.86%)            (0.40%)                                (1.42%)
(Sub-Account Inception: 8/8/97)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
OpCap Managed Portfolio                                (18.34%)            (2.19%)                                (1.91%)
(Sub-Account Inception: 8/8/97)
-------------------------------------------------- ------------------ ------------------ ------------------- ------------------
OpCap Small Cap Portfolio                              (23.02%)             0.06%                                  0.39%
(Sub-Account Inception: 8/8/97)
-------------------------------------------------------------------------------------------------------------------------------

                                     TABLE 2

The Average Annual Total Returns listed below do not reflect deduction of the early withdrawal charge and are calculated based on the assumption that the Sub-Accounts were in existence for the same periods as those indicated for the
Funds:

Such non-standardized average annual total return information for the Sub-Accounts is as follows:

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 FOR THE PERIOD
                                                     FOR THE         FOR THE         FOR THE        FOR THE       FROM DATE OF
                                                      1-YEAR          3-YEAR         5-YEAR         10-YEAR       INCEPTION OF
                                                  PERIOD ENDING   PERIOD ENDING   PERIOD ENDING  PERIOD ENDING    PORTFOLIO TO
                                                     12/31/02        12/31/02       12/31/02        12/31/02       12/31/02*
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
AIM V.I. Dent Demographic Trends Fund                (33.42%)        (28.95%)                                       (28.91%)
(Portfolio Inception: 12/29/99)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Alger American Growth Portfolio                      (34.20%)        (21.84%)        (1.77%)         7.33%
(Portfolio Inception: 1/9/89)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Alger American Leveraged AllCap Portfolio            (35.11%)        (26.58%)         1.49%                          11.65%
(Portfolio Inception: 1/25/95)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Alger American MidCap Growth Portfolio               (30.81%)        (11.97%)         2.55%                          10.66%
(Portfolio Inception: 5/3/93)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Alger American Small Capitalization Portfolio        (27.54%)        (28.95%)       (10.48%)        (0.44%)
(Portfolio Inception: 9/21/88)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Fidelity(R) VIP Asset Manager: Growth(R) Portfolio   (17.00%)        (13.39%)        (3.18%)                          5.14%
(Portfolio Inception: 1/3/95)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Fidelity(R) VIP Contrafund(R) Portfolio              (10.92%)        (11.01%)         1.94%                          10.37%
(Portfolio Inception: 1/3/95)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Fidelity(R) VIP Equity-Income Portfolio              (18.40%)        (6.69%)         (1.41%)         7.93%
(Portfolio Inception: 10/9/86)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Fidelity(R) VIP Growth Opportunities Portfolio       (23.23%)        (19.28%)        (7.96%)                          3.13%
(Portfolio Inception: 1/3/95)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Fidelity(R) VIP Growth Portfolio                     (31.36%)        (21.39%)        (2.07%)         6.59%
(Portfolio Inception: 10/9/86)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Fidelity(R) VIP Index 500 Portfolio                  (23.62%)        (16.23%)        (2.55%)         7.19%
(Portfolio Inception: 8/27/92)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Fidelity(R) VIP Investment Grade Bond Portfolio        8.47%           8.13%          5.64%          5.46%
(Portfolio Inception: 12/5/88)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Fidelity(R) VIP Money Market Portfolio                (0.04%)          2.28%          2.78%          2.92%
(Portfolio Inception: 4/1/82)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING American Century Small Cap Value Portfolio                                                                      (19.38%)
(Portfolio Inception: 5/1/02)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING Baron Small Cap Growth Portfolio                                                                                (13.38%)
(Portfolio Inception: 5/1/02)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING JPMorgan Mid Cap Value Portfolio                                                                                 (8.43%)
(Portfolio Inception: 5/1/02)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING MFS Global Growth Portfolio                                                                                     (17.04%)
(Portfolio Inception: 5/1/02)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING MFS Total Return Portfolio                        (6.74%)          1.80%                                         15.64%
(Portfolio Inception: 8/14/98)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING PIMCO Total Return Portfolio                                                                                      6.92%
(Portfolio Inception: 5/1/02)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING T. Rowe Price Equity Income Portfolio            (14.71%)         (1.92%)        (0.41%)         4.15%
(Portfolio Inception: 1/24/89)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING T. Rowe Price Growth Equity Portfolio            (24.65%)        (13.24%)        (0.29%)                          0.08%
(Portfolio Inception: 11/28/97)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING Van Kampen Comstock Portfolio                                                                                   (17.06%)
(Portfolio Inception: 5/1/02)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING VP Growth Opportunities Portfolio                (32.80%)                                                       (31.96%)
(Portfolio Inception: 4/30/00)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING VP Growth + Value Portfolio                      (38.48%)        (28.25%)        (3.60%)                          4.18%
(Portfolio Inception: 5/6/94)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING VP High Yield Bond Portfolio                      (0.70%)         (5.59%)        (4.67%)                          1.07%
(Portfolio Inception: 5/6/94)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING VP Index Plus LargeCap Portfolio                 (22.91%)        (16.49%)        (1.63%)                          4.56%
(Portfolio Inception: 09/16/96)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING VP Index Plus MidCap Portfolio                   (13.62%)         (0.41%)         6.56%                           7.22%
(Portfolio Inception: 12/16/97)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING VP Index Plus SmallCap Portfolio                 (14.72%)         (2.51%)        (0.44%)                          0.39%
(Portfolio Inception: 12/19/97)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING VP International Value Portfolio                 (16.85%)        (9.89%)          4.45%                           4.23%
(Portfolio Inception: 8/8/97)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING VP MagnaCap Portfolio                            (24.24%)                                                       (13.96%)
(Portfolio Inception: 5/1/00)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING VP MidCap Opportunities Portfolio                (27.19%)                                                       (27.15%)
(Portfolio Inception: 4/30/00)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING VP Research Enhanced Index Portfolio             (23.46%)        (16.95%)        (9.97%)                         (2.92%)
(Portfolio Inception: 5/6/94)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING VP SmallCap Opportunities Portfolio              (44.64%)        (27.42%)         0.93%                           5.60%
(Portfolio Inception: 5/6/94)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING VP Strategic Allocation Balanced Portfolio       (11.11%)         (7.10%)        (1.99%)                          3.81%
(Portfolio Inception: 7/5/95)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING VP Strategic Allocation Growth Portfolio         (15.26%)        (10.41%)        (3.69%)                          3.57%
(Portfolio Inception: 7/5/95)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
ING VP Strategic Allocation Income Portfolio          (5.99%)         (2.42%)         0.56%                           4.55%
(Portfolio Inception: 7/5/95)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Janus Aspen Growth Portfolio                         (27.82%)        (23.48%)        (3.28%)                          5.07%
(Portfolio Inception: 9/13/93)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Janus Aspen International Growth Portfolio           (26.91%)        (23.07%)        (1.21%)                          6.24%
(Portfolio Inception: 5/2/94)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Janus Aspen Mid Cap Growth Portfolio                 (29.22%)        (34.45%)        (3.76%)                          5.42%
(Portfolio Inception: 9/13/93)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Janus Aspen Worldwide Growth Portfolio               (26.83%)        (22.70%)        (1.07%)                          8.52%
(Portfolio Inception: 9/13/93)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Neuberger Berman AMT Limited Maturity Bond             3.54%           5.14%          3.53%          3.68%
Portfolio
(Portfolio Inception: 9/10/84)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Neuberger Berman AMT Partners Portfolio              (25.49%)        (11.03%)        (5.30%)                          5.66%
(Portfolio Inception: 3/22/94)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
Neuberger Berman AMT Socially Responsive             (16.24%)         (8.44%)                                        (3.46%)
Portfolio
(Portfolio Inception: 2/18/99)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
OpCap Equity Portfolio (a)                           (22.80%)         (8.65%)        (3.31%)         6.55%
(Portfolio Inception: 8/1/88)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
OpCap Global Equity Portfolio                        (18.86%)        (10.91%)        (0.40%)                          4.91%
(Portfolio Inception: 3/1/95)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
OpCap Managed Portfolio (a)                          (18.34%)         (6.27%)        (2.19%)         7.37%
(Portfolio Inception: 8/1/88)
------------------------------------------------- --------------- --------------- -------------- --------------- ---------------
OpCap Small Cap Portfolio (a)                        (23.02%)          5.16%          0.06%          6.19%
(Portfolio Inception: 8/1/88)
--------------------------------------------------------------------------------------------------------------------------------

* From Inception returns are not given for those Sub-Accounts that have returns for more than ten years.

(a) On September 16, 1994, an investment company then called Quest for Value Accumulation Trust (the "Old Trust") was effectively divided into two investment funds, the Old Trust and the present OCC Accumulation Trust (the "Trust") at which time the Trust commenced operations. The total net assets for the Equity Managed, and Small Cap Portfolios immediately after the transaction were $86,789,755, $682,601,380, and $139,812,573, respectively, with respect to the
Old Trust and for the Equity, Managed, and Small Cap Portfolios, $3,764,598, $51,345,102, and $8,129,274, respectively with respect to the Trust. For the period prior to September 14, 1994, the performance figures for the Equity, Managed, and Small Cap Portfolios of the Trust reflect the performance of the Equity, Managed, and Small Cap Portfolios of the Old Trust.

The Company may disclose Cumulative Total Returns in conjunction with the standard formats described above. The Cumulative Total Returns will be calculated using the following formula:

         CTR   =   ERV/P - 1

         Where:

         CTR   =   the Cumulative Total Return net of Sub-Account recurring
                   charges for the period.
         ERV   =   the ending redeemable value of the hypothetical investment at the end of the period.
         P     =   a hypothetical single payment of $1,000.

EFFECT OF THE ANNUAL CONTRACT CHARGE ON PERFORMANCE DATA. The Contract provides for a $30 Annual Contract Charge to be deducted annually at the end of each Contract Year, from the Sub-Accounts and the Fixed Accounts based on the proportion that the value of each such account bears to the total Contract Value. For purposes of reflecting the Annual Contract Charge in yield and total return quotations, the annual charge is converted into a per-dollar of per-day charge based on the Annual Contract Charges collected from the average total assets of the Variable Account and the Fixed Accounts during the calendar year.

COMPANY HOLIDAYS

The Company is closed on the following holidays: New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Holidays that fall on a Saturday will be recognized on the previous Friday. Holidays that fall on a Sunday will be recognized on the following Monday. These days may change at the discretion of the Company.


FINANCIAL STATEMENTS

Although the financial statements of the Variable Account are audited, the period they cover is not necessarily indicative of the longer term performance of the assets held in the Separate Account.

The financial statements for the Company as of and for the years ended December 31, 2002 and 2001 have been prepared on the basis of statutory accounting practices prescribed or permitted by the Minnesota Department of Commerce Division of Insurance rather than accounting principles generally accepted in the United States. The financial statements of the Company, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                              Financial Statements



                          Year ended December 31, 2002






                                    CONTENTS


Report of Independent Auditors...............................................S-2


Audited Financial Statements


Statement of Assets and Liabilities..........................................S-4
Statement of Operations.....................................................S-10
Statements of Changes in Net Assets.........................................S-14
Notes to Financial Statements...............................................S-20

                         Report of Independent Auditors

The Board of Directors and Participants
ReliaStar Life Insurance Company

We have audited the accompanying statement of assets and liabilities of ReliaStar Life Insurance Company Separate Account N (formerly Northern Life Separate Account One) (the "Account") as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

The Account is comprised of the following Divisions:

   AIM V.I. Dent Demographic Trends Fund          ING VP Growth + Value
   Alger American Growth                          ING VP High Yield Bond
   Alger American Leveraged AllCap                ING VP International Value
   Alger American MidCap Growth                   ING VP MagnaCap
   Alger American Small Capitalization            ING VP MidCap Opportunities
   Fidelity(R) VIP Equity-Income                  ING VP Research Enhanced Index
   Fidelity(R) VIP Growth                         ING VP SmallCap Opportunities
   Fidelity(R) VIP Money Market                   Janus Aspen Aggressive Growth
   Fidelity(R) VIP Overseas                       Janus Aspen Growth
   Fidelity(R) VIP II Asset Manager(SM)           Janus Aspen International Growth
   Fidelity(R) VIP II Asset Manager(SM) Growth    Janus Aspen Worldwide Growth
   Fidelity(R) VIP II Contrafund(R)               Neuberger Berman AMT Limited Maturity Bond
   Fidelity(R) VIP II Index 500                   Neuberger Berman AMT Partners
   Fidelity(R) VIP II Investment Grade Bond       Neuberger Berman AMT Socially Responsive
   Fidelity(R) VIP III Growth Opportunities       OCC Accumulation Equity
   ING American Century Small Cap Value           OCC Accumulation Global Equity
   ING Baron Small Cap Growth                     OCC Accumulation Managed
   ING Van Kampen Comstock                        OCC Accumulation Small Cap
   ING VP Growth Opportunities

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ReliaStar Life Insurance Company Separate Account N (formerly Nothern Life Separate Account One) at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

                                                  /s/Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                       Statement of Assets and Liabilities

                                December 31, 2002
                  (Dollars in thousands, except for unit data)


                                              AIM V.I.                        ALGER           ALGER          ALGER
                                                DENT           ALGER        AMERICAN        AMERICAN       AMERICAN
                                            DEMOGRAPHIC      AMERICAN       LEVERAGED        MIDCAP         SMALL
                                               TRENDS         GROWTH         ALLCAP          GROWTH     CAPITALIZATION
                                           ----------------------------------------------------------------------------
 ASSETS
    Investments in mutual funds at fair
 value                                           $3,129         $40,255        $26,713        $22,771          $9,480
                                           ----------------------------------------------------------------------------
 Total assets                                     3,129          40,255         26,713         22,771           9,480
                                           ----------------------------------------------------------------------------

 LIABILITIES
    Due to ReliaStar Life Insurance
 Company                                              -              -               -              -              -
                                           ----------------------------------------------------------------------------
 Total liabilities                                    -              -               -              -              -
                                           ----------------------------------------------------------------------------
 Net assets                                      $3,129         $40,255        $26,713        $22,771          $9,480
                                           ============================================================================

 Net assets
    Accumulation units                           $3,129         $40,255        $26,713        $22,771          $9,480
    Contracts in payout (annuitization)
 period                                               -              -               -              -              -
                                           ----------------------------------------------------------------------------
 Total net assets                                $3,129         $40,255        $26,713        $22,771          $9,480
                                           ============================================================================
 Accumulation units outstanding             893,894.301   3,120,580.313  1,824,655.047  1,596,873.490   1,462,961.222
                                           ============================================================================
 Accumulation unit values                         $3.50          $12.90         $14.64         $14.26           $6.48
                                           ============================================================================
 Total number of mutual fund shares             825,490       1,634,383      1,281,220      1,829,011         776,429
                                           ============================================================================
 Cost of mutual fund shares                      $6,544         $80,765        $58,213        $38,180         $15,639
                                           ============================================================================


See accompanying notes.

                                                                                                                    FIDELITY(R) VIP
                                            FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP      II ASSET
                                             EQUITY-INCOME         GROWTH         MONEY MARKET       OVERSEAS         MANAGER(SM)
                                            ---------------------------------------------------------------------------------------
 ASSETS
    Investments in mutual funds at fair
value                                               $39,755           $41,316           $52,524              $906            $2,725
                                            ---------------------------------------------------------------------------------------
 Total assets                                        39,755            41,316            52,524               906             2,725
                                            ---------------------------------------------------------------------------------------
 LIABILITIES
    Due to ReliaStar Life Insurance
Company                                                   -                 -                 6                 -                 -
                                            ---------------------------------------------------------------------------------------
 Total liabilities                                        -                 -                 6                 -                 -
                                            ---------------------------------------------------------------------------------------

 Net assets                                         $39,755           $41,316           $52,518              $906            $2,725
                                            =======================================================================================
 Net assets
    Accumulation units                              $39,755           $41,316           $52,303              $906            $2,725
    Contracts in payout (annuitization)
      period                                              -                 -               215                 -                 -
                                            ---------------------------------------------------------------------------------------
 Total net assets                                   $39,755           $41,316           $52,518              $906            $2,725
                                            =======================================================================================
 Accumulation units outstanding               2,751,229.952     3,334,640.081     4,122,074.963        93,905.269       193,400.449
                                            =======================================================================================
 Accumulation unit values                            $14.45            $12.39            $12.69             $9.65            $14.09
                                            =======================================================================================
 Total number of mutual fund shares               2,189,136         1,762,643        52,523,621            82,473           213,745
                                            =======================================================================================
 Cost of mutual fund shares                         $50,662           $73,548           $52,524            $1,652            $3,592
                                            =======================================================================================


                                              FIDELITY(R)
                                             VIP II ASSET     FIDELITY(R)
                                              MANAGER(SM):      VIP II       FIDELITY(R) VIP
                                                GROWTH       CONTRAFUND(R)     II INDEX 500
                                            -------------------------------------------------
 ASSETS
    Investments in mutual funds at fair
value                                              $15,979         $54,623           $94,053
                                            -------------------------------------------------
 Total assets                                       15,979          54,623            94,053
                                            -------------------------------------------------
 LIABILITIES
    Due to ReliaStar Life Insurance
Company                                                  -               -                 -
                                            -------------------------------------------------
 Total liabilities                                       -               -                 -
                                            -------------------------------------------------
 Net assets                                        $15,979         $54,623           $94,053
                                            =================================================
 Net assets
    Accumulation units                             $15,979         $54,623           $94,053
    Contracts in payout (annuitization)
      period                                             -               -                 -
                                            -------------------------------------------------
 Total net assets                                  $15,979         $54,623           $94,053
                                            =================================================
 Accumulation units outstanding              1,217,891.590   3,239,790.469     6,274,395.532
                                            =================================================
 Accumulation unit values                           $13.12          $16.86            $14.99
                                            =================================================
 Total number of mutual fund shares              1,546,900       3,017,832           941,286
                                            =================================================
 Cost of mutual fund shares                        $22,501         $70,012          $127,999
                                            =================================================


See accompanying notes.

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                  (Dollars in thousands, except for unit data)


                                             FIDELITY(R)    FIDELITY(R)
                                               VIP II        VIP III       ING AMERICAN    ING BARON       ING VAN
                                             INVESTMENT       GROWTH      CENTURY SMALL    SMALL CAP        KAMPEN
                                             GRADE BOND    OPPORTUNITIES    CAP VALUE        GROWTH        COMSTOCK
                                           ---------------------------------------------------------------------------
 ASSETS
    Investments in mutual funds at fair
value                                            $25,056          $1,546             $1           $1             $1
                                           ---------------------------------------------------------------------------
 Total assets                                     25,056           1,546              1            1              1
                                           ---------------------------------------------------------------------------

 LIABILITIES
    Due to ReliaStar Life Insurance
Company                                                -               -              -            -              -
                                           ---------------------------------------------------------------------------
 Total liabilities                                     -               -              -            -              -
                                           ---------------------------------------------------------------------------
 Net assets                                      $25,056          $1,546             $1           $1             $1
                                           ===========================================================================

 Net assets
    Accumulation units                           $25,056          $1,546             $1           $1             $1
    Contracts in payout (annuitization)
period                                                 -               -             -             -              -
                                           ---------------------------------------------------------------------------
 Total net assets                                $25,056          $1,546             $1           $1             $1
                                           ===========================================================================
 Accumulation units outstanding            2,004,502.516     289,422.352        128.732      128.361        128.201
                                           ===========================================================================
 Accumulation unit values                         $12.50           $5.34          $9.99       $10.02          $9.96
                                           ===========================================================================
 Total number of mutual fund shares            1,828,895         132,020            158          147            153
                                           ===========================================================================
 Cost of mutual fund shares                      $23,329          $2,177             $1           $1             $1
                                           ===========================================================================

See accompanying notes.

                                              ING VP                          ING VP         ING VP
                                              GROWTH           ING VP          HIGH      INTERNATIONAL      ING VP
                                           OPPORTUNITIES   GROWTH + VALUE   YIELD BOND       VALUE         MAGNACAP
                                          ----------------------------------------------------------------------------
 ASSETS
    Investments in mutual funds at fair
 value                                            $1,339          $28,808       $4,422         $10,693         $1,511
                                          ----------------------------------------------------------------------------
 Total assets                                      1,339           28,808        4,422          10,693          1,511
                                          ----------------------------------------------------------------------------
 LIABILITIES
    Due to ReliaStar Life Insurance
 Company                                               -                -            -               -              -
                                          ----------------------------------------------------------------------------
 Total liabilities                                     -                -            -               -              -
                                          ----------------------------------------------------------------------------
 Net assets                                        1,339           28,808        4,422          10,693          1,511
                                          ============================================================================
 Net assets
    Accumulation units                            $1,339          $28,808       $4,422         $10,693         $1,511
    Contracts in payout (annuitization)
 period                                                -                -            -               -              -
                                          ----------------------------------------------------------------------------
 Total net assets                                 $1,339          $28,808       $4,422         $10,693         $1,511
                                          ============================================================================
 Accumulation units outstanding              369,904.565    2,455,923.045  544,595.895     840,625.628    223,150.717
                                          ============================================================================
 Accumulation unit values                          $3.62           $11.73        $8.12          $12.72          $6.77
                                          ============================================================================
 Total number of mutual fund shares              357,032        2,918,713    1,557,646       1,243,363        221,551
                                          ============================================================================
 Cost of mutual fund shares                       $2,335          $80,551       $4,778         $10,763         $1,771
                                          ============================================================================


                                                              ING VP
                                               ING VP        RESEARCH         ING VP
                                               MIDCAP        ENHANCED        SMALLCAP
                                           OPPORTUNITIES      INDEX       OPPORTUNITIES
                                          ----------------------------------------------
 ASSETS
    Investments in mutual funds at fair
 value                                            $1,024       $3,616           $21,178
                                          ----------------------------------------------
 Total assets                                      1,024        3,616            21,178
                                          ----------------------------------------------

 LIABILITIES
    Due to ReliaStar Life Insurance
 Company                                               -            -                 -
                                          ----------------------------------------------
 Total liabilities                                     -            -                 -
                                          ----------------------------------------------
 Net assets                                       $1,024       $3,616           $21,178
                                          ==============================================

 Net assets
    Accumulation units                            $1,024       $3,616           $21,178
    Contracts in payout (annuitization)
 period                                                -            -                 -
                                          ----------------------------------------------
 Total net assets                                 $1,024       $3,616           $21,178
                                          ==============================================
 Accumulation units outstanding              235,936.291  495,981.726     1,496,657.530

 Accumulation unit values                          $4.34        $7.29            $14.15
                                          ==============================================
 Total number of mutual fund shares              227,614    1,230,044         1,988,579
                                          ==============================================
 Cost of mutual fund shares                       $1,554       $5,546           $47,706
                                          ==============================================


See accompanying notes.

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                 Statement of Assets and Liabilities (continued)

                                December 31, 2002
                  (Dollars in thousands, except for unit data)

                                                                                                            NEUBERGER
                                                                                                            BERMAN AMT
                                              JANUS ASPEN                    JANUS ASPEN    JANUS ASPEN      LIMITED
                                              AGGRESSIVE     JANUS ASPEN    INTERNATIONAL    WORLDWIDE       MATURITY
                                                GROWTH         GROWTH           GROWTH         GROWTH          BOND
                                            ---------------------------------------------------------------------------
 ASSETS
    Investments in mutual funds at fair
 value                                            $24,050        $26,596          $13,930       $51,116        $15,582
                                            ---------------------------------------------------------------------------
 Total assets                                      24,050         26,596           13,930        51,116         15,582
                                            ---------------------------------------------------------------------------

 LIABILITIES
    Due to ReliaStar Life Insurance
 Company                                                -              -                -             -              -
                                            ---------------------------------------------------------------------------
 Total liabilities                                      -              -                -             -              -
                                            ---------------------------------------------------------------------------
 Net assets                                       $24,050        $26,596          $13,930       $51,116        $15,582
                                            ===========================================================================

 Net assets
    Accumulation units                            $24,050        $26,596          $13,930       $51,116        $15,582
    Contracts in payout (annuitization)
 period                                                 -              -                -             -              -
                                            ---------------------------------------------------------------------------
 Total net assets                                 $24,050        $26,596          $13,930       $51,116        $15,582
                                            ===========================================================================
 Accumulation units outstanding             2,628,397.764  3,050,022.910    1,520,749.854 5,426,358.725  1,264,787.675
                                            ===========================================================================
 Accumulation unit values                           $9.15          $8.72            $9.16         $9.42         $12.32
                                            ===========================================================================
 Total number of mutual fund shares             1,518,294      1,820,366          805,180     2,428,318      1,154,256
                                            ===========================================================================
 Cost of mutual fund shares                       $69,809        $52,375          $14,196       $52,399        $15,136
                                            ===========================================================================

See accompanying notes.

                                                             NEUBERGER                       OCC                           OCC
                                              NEUBERGER     BERMAN AMT       OCC         ACCUMULATION       OCC        ACCUMULATION
                                             BERMAN AMT      SOCIALLY    ACCUMULATION       GLOBAL      ACCUMULATION      SMALL
                                              PARTNERS      RESPONSIVE      EQUITY          EQUITY         MANAGED         CAP
                                          -----------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair
value                                           $10,137         $1,231         $3,813          $1,785        $15,916        $13,832
                                          -----------------------------------------------------------------------------------------

Total assets                                     10,137          1,231          3,813           1,785         15,916         13,832
                                          -----------------------------------------------------------------------------------------

LIABILITIES
   Due to ReliaStar Life Insurance
Company                                               -              -              -               -              -              -
                                          -----------------------------------------------------------------------------------------
Total liabilities                                     -              -              -               -              -              -
                                          -----------------------------------------------------------------------------------------
Net assets                                      $10,137         $1,231         $3,813          $1,785        $15,916        $13,832
                                          =========================================================================================

Net assets
   Accumulation units                           $10,137         $1,231         $3,813          $1,785        $15,916        $13,832
   Contracts in payout (annuitization)
period                                                -              -              -               -              -              -
                                          -----------------------------------------------------------------------------------------
Total net assets                                $10,137         $1,231         $3,813          $1,785        $15,916        $13,832
                                          -----------------------------------------------------------------------------------------
Accumulation units outstanding            1,275,104.128    139,420.310    417,133.831     189,514.603  1,735,652.568  1,331,257.532
                                          =========================================================================================
Accumulation unit values                          $7.95          $8.83          $9.14           $9.42          $9.17         $10.39
                                          =========================================================================================
Total number of mutual fund shares              889,210        133,913        148,752         165,934        485,674        642,741
                                          =========================================================================================
Cost of mutual fund shares                      $14,479         $1,367         $4,308          $1,784        $19,520        $16,654
                                          =========================================================================================


See accompanying notes.

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                             Statement of Operations

                      For the year ended December 31, 2002
                             (Dollars in thousands)

                                                           AIM V.I.                    ALGER         ALGER         ALGER
                                                             DENT         ALGER       AMERICAN      AMERICAN      AMERICAN
                                                         DEMOGRAPHIC     AMERICAN     LEVERAGED      MIDCAP         SMALL
                                                            TRENDS        GROWTH       ALLCAP        GROWTH     CAPITALIZATION
                                                        -----------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
    Dividends                                                    $ -        $  21          $  3         $  -               $ -
                                                        -----------------------------------------------------------------------
 Total investment income                                           -           21             3            -                 -

 Expenses:
    Mortality and expense risk and other charges                  69          743           507          358               153
                                                        -----------------------------------------------------------------------
 Total expenses                                                   69          743           507          358               153
                                                        -----------------------------------------------------------------------
 Net investment income (loss)                                    (69)        (722)         (504)        (358)             (153)

 REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 Net realized gains (losses) on investments                   (2,317)      (8,042)       (6,257)      (3,768)           (8,557)
 Capital gains distributions                                       -            -             -            -                 -
                                                        -----------------------------------------------------------------------
 Total realized gains (losses) on investments and
 capital gains distributions                                  (2,317)      (8,042)       (6,257)      (3,768)           (8,557)
 Net unrealized appreciation (depreciation) of
 investments                                                     225      (13,823)       (9,058)      (5,352)            5,143
                                                        -----------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                  $(2,161)    $(22,587)     $(15,819)     $(9,478)          $(3,567)
                                                        =======================================================================


                                                             ING
                                                          AMERICAN
                                                           CENTURY      ING BARON      ING VAN       ING VP         ING VP
                                                          SMALL CAP     SMALL CAP      KAMPEN        GROWTH        GROWTH +
                                                            VALUE        GROWTH       COMSTOCK    OPPORTUNITIES      VALUE
                                                        -----------------------------------------------------------------------
 NET INVESTMENT INCOME (LOSS)
 Income:
    Dividends                                                   $ -         $   -          $ -              $ -         $ -
                                                        -----------------------------------------------------------------------
 Total investment income                                          -             -            -                -           -

 Expenses:
    Mortality and expense risk and other charges                  -             -            -               28         567
                                                        -----------------------------------------------------------------------
 Total expenses                                                   -             -            -               28         567
                                                        -----------------------------------------------------------------------
 Net investment income (loss)                                     -             -            -              (28)       (567)

 REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
 Net realized gains (losses) on investments                       -             -            -             (774)    (10,824)
 Capital gains distributions                                      -             -            -                -             -
                                                        -----------------------------------------------------------------------
 Total realized gains (losses) on investments and
 capital gains distributions                                      -             -            -             (774)    (10,824)
 Net unrealized appreciation (depreciation) of
investments                                                       -             -            -              (26)     (7,971)
                                                        -----------------------------------------------------------------------

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                   $   -         $   -          $ -            $(828)   $(19,362)
                                                        =======================================================================


See accompanying notes.

                                                                                                                        FIDELITY(R)
                                                                                                            FIDELITY(R)   VIP II
                                                         FIDELITY(R)                FIDELITY(R) FIDELITY(R)    VIP II     ASSET
                                                             VIP       FIDELITY(R)   VIP MONEY      VIP        ASSET    MANAGER(SM):
                                                       EQUITY-INCOME  VIP GROWTH     MARKET      OVERSEAS   MANAGER(SM)   GROWTH
                                                      ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $   694     $     126        $578      $   10      $  145      $   446
                                                      ------------------------------------------------------------------------------
Total investment income                                       694           126         578          10         145          446

Expenses:
   Mortality and expense risk and other charges               594           699         497          16          46          234
                                                      ------------------------------------------------------------------------------
Total expenses                                                594           699         497          16          46          234
                                                      ------------------------------------------------------------------------------
Net investment income (loss)                                  100          (573)         81          (6)         99          212

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investments                 (1,694)       (3,609)        (68)       (134)       (307)      (1,180)
Capital gains distributions                                   944             -           -           -           -            -
                                                      ------------------------------------------------------------------------------
Total realized gains (losses) on investments and
  capital gains distributions                                (750)       (3,609)        (68)       (134)       (307)      (1,180)
Net unrealized appreciation (depreciation) of
  investments                                              (8,211)      (14,967)          2        (124)       (170)      (2,255)
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                              $(8,861)     $(19,149)      $  15       $(264)      $(378)     $(3,223)
                                                      ==============================================================================


                                                                                    FIDELITY(R)    FIDELITY(R)
                                                       FIDELITY(R)   FIDELITY(R)      VIP II         VIP III
                                                         VIP II        VIP II       INVESTMENT       GROWTH
                                                      CONTRAFUND(R)   INDEX 500     GRADE BOND    OPPORTUNITIES
                                                      ---------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                            $    529      $   1,374      $   561         $   22
                                                      ---------------------------------------------------------
Total investment income                                      529          1,374          561             22

Expenses:
   Mortality and expense risk and other charges              859          1,488          257             28
                                                      ---------------------------------------------------------
Total expenses                                               859          1,488          257             28
                                                      ---------------------------------------------------------
Net investment income (loss)                                (330)          (114)         304             (6)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investments                (2,291)        (5,348)         123           (580)
Capital gains distributions                                    -              -            -              -
                                                      ---------------------------------------------------------
Total realized gains (losses) on investments and
  capital gains distributions                             (2,291)        (5,348)         123           (580)
Net unrealized appreciation (depreciation) of
  investments                                             (4,252)       (23,924)       1,248             41
                                                      ---------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                             $(6,873)      $(29,386)      $1,675          $(545)
                                                      =========================================================




                                                                                                              ING VP
                                                           ING VP        ING VP                   ING VP     RESEARCH     ING VP
                                                            HIGH      INTERNATIONAL   ING VP      MIDCAP     ENHANCED    SMALLCAP
                                                          YIELD BOND      VALUE      MAGNACAP  OPPORTUNITIES  INDEX    OPPORTUNITIES
                                                      ------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                                $ 318       $    115      $  11       $   -     $     64      $   -
                                                      ------------------------------------------------------------------------------
Total investment income                                       318            115         11           -           64          -

Expenses:
   Mortality and expense risk and other charges                67            186         12          16           94        403
                                                      ------------------------------------------------------------------------------
Total expenses                                                 67            186         12          16           94        403
                                                      ------------------------------------------------------------------------------
Net investment income (loss)                                  251            (71)        (1)        (16)         (30)      (403)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investments                   (274)        (1,057)       (31)       (148)      (2,288)    (4,805)
Capital gains distributions                                     -              -          -           -            -          -
                                                      ------------------------------------------------------------------------------
Total realized gains (losses) on investments and
  capital gains distributions                                (274)        (1,057)       (31)       (148)      (2,288)    (4,805)
Net unrealized appreciation (depreciation) of
  investments                                                (101)          (227)      (217)       (204)         622    (12,400)
                                                      ------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                $(124)       $(1,355)     $(249)      $(368)     $(1,696)  $(17,608)
                                                      ==============================================================================



                                                                                               JANUS
                                                        JANUS ASPEN    JANUS     JANUS ASPEN   ASPEN
                                                        AGGRESSIVE     ASPEN    INTERNATIONAL WORLDWIDE
                                                          GROWTH       GROWTH      GROWTH      GROWTH
                                                      ---------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $   -        $   -      $   139    $     574
                                                      --------------------------------------------------
Total investment income                                       -            -          139          574

Expenses:
   Mortality and expense risk and other charges             399          496          244          944
                                                      --------------------------------------------------
Total expenses                                              399          496          244          944
                                                      --------------------------------------------------
Net investment income (loss)                               (399)        (496)        (105)        (370)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investments               (8,806)      (6,403)      (2,835)     (24,891)
Capital gains distributions                                   -            -            -            -
                                                      --------------------------------------------------
Total realized gains (losses) on investments and
  capital gains distributions                            (8,806)      (6,403)      (2,835)     (24,891)
Net unrealized appreciation (depreciation) of
  investments                                            (1,218)      (4,757)        (817)       4,711
                                                      --------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                           $(10,423)    $(11,656)     $(3,757)    $(20,550)
                                                      ==================================================


See accompanying notes.

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                       Statement of Operations (continued)

                      For the year ended December 31, 2002
                             (Dollars in thousands)


                                                            NEUBERGER
                                                            BERMAN AMT                    NEUBERGER
                                                              LIMITED     NEUBERGER       BERMAN AMT        OCC             OCC
                                                             MATURITY     BERMAN AMT       SOCIALLY     ACCUMULATION   ACCUMULATION
                                                               BOND        PARTNERS       RESPONSIVE       EQUITY      GLOBAL EQUITY
                                                         ---------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                                   $557         $    63        $   -        $     41         $    8
                                                        ---------------------------------------------------------------------------
Total investment income                                         557              63            -              41              8

Expenses:
   Mortality and expense risk and other charges                 194             169           14              66             29
                                                        ---------------------------------------------------------------------------
Total expenses                                                  194             169           14              66             29
                                                        ---------------------------------------------------------------------------
Net investment income (loss)                                    363            (106)         (14)            (25)           (21)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investments                       93            (683)         (16)         (1,140)          (439)
Capital gains distributions                                       -               -            -              37              -
                                                        ---------------------------------------------------------------------------
Total realized gains (losses) on investments and
  capital gains distributions                                    93            (683)         (16)         (1,103)          (439)
Net unrealized appreciation (depreciation) of
  investments                                                    82          (2,707)        (150)           (117)            86
                                                        ---------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                   $538         $(3,496)       $(180)        $(1,245)         $(374)
                                                        ===========================================================================


See accompanying notes.

                                                              OCC           OCC
                                                         ACCUMULATION  ACCUMULATION
                                                           MANAGED      SMALL CAP
                                                        ----------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                              $     275     $        9
                                                        ----------------------------
Total investment income                                         275              9

Expenses:
   Mortality and expense risk and other charges                 229            206
                                                        ----------------------------
Total expenses                                                  229            206
                                                        ----------------------------
Net investment income (loss)                                     46           (197)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains (losses) on investments                     (726)        (2,210)
Capital gains distributions                                       -          1,870
                                                        ----------------------------
Total realized gains (losses) on investments and
  capital gains distributions                                  (726)          (340)
Net unrealized appreciation (depreciation) of
  investments                                                (2,753)        (3,505)
                                                        ----------------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                $(3,433)       $(4,042)
                                                        ============================


See accompanying notes.

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001
                             (Dollars in thousands)


                                                                  AIM V.I.                   ALGER        ALGER          ALGER
                                                                    DENT         ALGER      AMERICAN     AMERICAN       AMERICAN
                                                                DEMOGRAPHIC     AMERICAN    LEVERAGED     MIDCAP         SMALL
                                                                   TRENDS        GROWTH      ALLCAP       GROWTH     CAPITALIZATION
                                                                -------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                       $8,476      $74,867      $54,808      $24,885       $15,320

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       (100)        (828)        (684)        (356)         (172)
   Net realized gains (losses) on investments and
     capital gains distributions                                    (1,322)       5,143       (1,456)       7,601        (1,346)
   Net unrealized appreciation (depreciation)
     of investments                                                 (1,724)     (14,803)      (7,621)      (9,316)       (3,390)
                                                                -------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                (3,146)     (10,488)      (9,761)      (2,071)       (4,908)

Changes from principal transactions:
   Net premium payments                                              1,982       12,827        9,081        5,565         2,351
   Surrenders                                                         (903)      (5,581)      (4,004)      (2,107)         (634)
   Policy loans                                                        (10)        (197)        (156)         (96)          (15)
   Transfers between Divisions (including fixed account), net          346       (2,844)      (3,006)       1,930           774
   Annuity payments                                                      -            -            -            -             -
   Death benefits                                                        -         (121)         (78)         (46)          (23)
   Transfers from (to) required reserves                                 -            -            -            -             -
   Administrative charges                                               (4)        (100)         (72)         (34)          (19)
   Loan collateral interest                                              -           26           21           10             9
                                                                -------------------------------------------------------------------
   Increase (decrease) in net assets derived from
     principal transactions                                          1,411        4,010        1,786        5,222         2,443
                                                                -------------------------------------------------------------------
Total increase (decrease)                                           (1,735)      (6,478)      (7,975)       3,151        (2,465)
                                                                -------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                      6,741       68,389       46,833       28,036        12,855

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        (69)        (722)        (504)        (358)         (153)
   Net realized gains (losses) on investments and
     capital gains distributions                                    (2,317)      (8,042)      (6,257)      (3,768)       (8,557)
   Net unrealized appreciation (depreciation)
     of investments                                                    225      (13,823)      (9,058)      (5,352)        5,143
                                                                -------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
    from operations                                                 (2,161)     (22,587)     (15,819)      (9,478)       (3,567)

Changes from principal transactions:
   Net premium payments                                                557        7,291        5,467        5,062         1,677
   Surrenders                                                         (700)      (4,584)      (2,578)      (2,471)         (836)
   Policy loans                                                         (8)        (127)        (106)        (109)          (13)
   Transfers between Divisions (including fixed account), net       (1,288)      (7,853)      (6,854)       1,809          (605)
   Annuity payments                                                      -            -            -            -             -
   Death benefits                                                       (7)        (209)        (182)         (48)          (23)
   Transfers to (from) required reserves                                 -            -            -            -             -
   Administrative charges                                               (6)         (97)         (72)         (43)          (18)
   Loan collateral interest                                              1           32           24           13            10
                                                                -------------------------------------------------------------------
Increase (decrease) in net assets derived from
  principal transactions                                            (1,451)      (5,547)      (4,301)       4,213           192
                                                                -------------------------------------------------------------------
Total increase (decrease)                                           (3,612)     (28,134)     (20,120)      (5,265)       (3,375)
                                                                -------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                     $3,129      $40,255      $26,713      $22,771        $9,480
                                                                ===================================================================


See accompanying notes.

                                                                  FIDELITY(R)                    FIDELITY(R)     FIDELITY(R)
                                                                      VIP          FIDELITY(R)    VIP MONEY          VIP
                                                                 EQUITY-INCOME     VIP GROWTH       MARKET        OVERSEAS
                                                                --------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                       $38,836         $65,584        $15,592         $1,981

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          71            (799)           707             69
   Net realized gains (losses) on investments and
     capital gains distributions                                      1,520           3,591              -             86
   Net unrealized appreciation (depreciation)
     of investments                                                  (4,227)        (15,842)             -           (580)
                                                                --------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                 (2,636)        (13,050)           707           (425)

Changes from principal transactions:
   Net premium payments                                               6,344          13,029         24,076              -
   Surrenders                                                        (3,193)         (5,091)        (9,398)           (69)
   Policy loans                                                         (95)           (228)           (47)           (13)
   Transfers between Divisions (including fixed account), net         4,105            (148)        (2,006)           (88)
   Annuity payments                                                       -               -            (23)             -
   Death benefits                                                      (167)            (91)            (5)             -
   Transfers from (to) required reserves                                  -               -            (74)             -
   Administrative charges                                               (52)           (101)           (15)            (3)
   Loan collateral interest                                              23              29             12              -
                                                                --------------------------------------------------------------
   Increase (decrease) in net assets derived from
     principal transactions                                           6,965           7,399         12,520           (173)
                                                                --------------------------------------------------------------
Total increase (decrease)                                             4,329          (5,651)        13,227           (598)
                                                                --------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                      43,165          59,933         28,819          1,383

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         100            (573)            81             (6)
   Net realized gains (losses) on investments and
     capital gains distributions                                       (750)         (3,609)           (68)          (134)
   Net unrealized appreciation (depreciation)
     of investments                                                  (8,211)        (14,967)             2           (124)
                                                                --------------------------------------------------------------
   Net increase (decrease) in net assets resulting
    from operations                                                  (8,861)        (19,149)            15           (264)

Changes from principal transactions:
   Net premium payments                                               6,537           8,457         50,037              -
   Surrenders                                                        (3,778)         (4,697)       (29,706)          (160)
   Policy loans                                                        (128)           (169)           (94)            (6)
   Transfers between Divisions (including fixed account), net         3,025          (2,901)         3,673            (45)
   Annuity payments                                                       -               -            (23)             -
   Death benefits                                                      (170)            (91)          (258)             -
   Transfers to (from) required reserves                                  -               -             60              -
   Administrative charges                                               (64)           (103)           (21)            (2)
   Loan collateral interest                                              29              36             16              -
                                                                --------------------------------------------------------------
Increase (decrease) in net assets derived from
  principal transactions                                              5,451             532         23,684           (213)
                                                                --------------------------------------------------------------
Total increase (decrease)                                            (3,410)        (18,617)        23,699           (477)
                                                                --------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                     $39,755         $41,316        $52,518           $906
                                                                ==============================================================


                                                                FIDELITY(R)   FIDELITY(R)                   FIDELITY(R)
                                                                   VIP        VIP II ASSET    FIDELITY(R)      VIP II
                                                                 II ASSET     MANAGER(SM):      VIP II         INDEX
                                                                MANAGER(SM)      GROWTH      CONTRAFUND(R)      500
                                                                ----------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                      $5,338        $18,808        $78,175       $127,016

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       146            266           (408)          (321)
   Net realized gains (losses) on investments and
     capital gains distributions                                      (88)             5          2,479            718
   Net unrealized appreciation (depreciation)
     of investments                                                  (369)        (2,006)       (12,878)       (18,248)
                                                                ----------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                 (311)        (1,735)       (10,807)       (17,851)

Changes from principal transactions:
   Net premium payments                                                (2)         2,894          9,974         21,051
   Surrenders                                                        (509)        (1,653)        (6,020)        (8,251)
   Policy loans                                                        (7)           (34)          (171)          (608)
   Transfers between Divisions (including fixed account), net        (433)          (855)        (4,509)        (1,116)
   Annuity payments                                                     -              -              -              -
   Death benefits                                                     (27)           (57)           (84)          (312)
   Transfers from (to) required reserves                                -              -              -              -
   Administrative charges                                              (3)           (24)           (91)          (214)
   Loan collateral interest                                             -              7             35             73
                                                                ----------------------------------------------------------
   Increase (decrease) in net assets derived from
     principal transactions                                          (981)           278           (866)        10,623
                                                                ----------------------------------------------------------
Total increase (decrease)                                          (1,292)        (1,457)       (11,673)        (7,228)
                                                                ----------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                     4,046         17,351         66,502        119,788

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        99            212           (330)          (114)
   Net realized gains (losses) on investments and
     capital gains distributions                                     (307)        (1,180)        (2,291)        (5,348)
   Net unrealized appreciation (depreciation)
     of investments                                                  (170)        (2,255)        (4,252)       (23,924)
                                                                ----------------------------------------------------------
   Net increase (decrease) in net assets resulting
    from operations                                                  (378)        (3,223)        (6,873)       (29,386)

Changes from principal transactions:
   Net premium payments                                                 3          2,142          6,637         15,908
   Surrenders                                                        (431)        (1,600)        (6,163)        (9,045)
   Policy loans                                                       (14)           (38)          (157)          (364)
   Transfers between Divisions (including fixed account), net        (492)         1,388         (5,089)        (2,461)
   Annuity payments                                                     -              -              -              -
   Death benefits                                                      (6)           (24)          (175)          (254)
   Transfers to (from) required reserves                                -              -              -              -
   Administrative charges                                              (3)           (26)           (98)          (220)
   Loan collateral interest                                             -              9             39             87
                                                                ----------------------------------------------------------
Increase (decrease) in net assets derived from
  principal transactions                                             (943)         1,851         (5,006)         3,651
                                                                ----------------------------------------------------------
Total increase (decrease)                                          (1,321)        (1,372)       (11,879)       (25,735)
                                                                ----------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                    $2,725        $15,979        $54,623        $94,053
                                                                ==========================================================


See accompanying notes.

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (Dollars in thousands)


                                                                  FIDELITY(R)   FIDELITY(R)
                                                                    VIP II        VIP III      ING AMERICAN    ING BARON    ING VAN
                                                                  INVESTMENT      GROWTH       CENTURY SMALL   SMALL CAP     KAMPEN
                                                                  GRADE BOND   OPPORTUNITIES     CAP VALUE      GROWTH      COMSTOCK
                                                                 -------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                       $5,262        $2,844            $-            $-           $-

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        190           (27)            -             -            -
   Net realized gains (losses) on investments and
     capital distributions                                             144          (358)            -             -            -
   Net unrealized appreciation (depreciation)
     of investments                                                    201           (99)            -             -            -
                                                                 -------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                   535          (484)            -             -            -

Changes from principal transactions:
   Net premium payments                                              2,280           574             -             -            -
   Surrenders                                                       (1,289)         (134)            -             -            -
   Policy loans                                                        (42)          (24)            -             -            -
   Transfers between Divisions (including fixed account), net        7,073          (398)            -             -            -
   Annuity payments                                                      -             -             -             -            -
   Death benefits                                                        -             -             -             -            -
   Transfers from (to) required reserves                                 -             -             -             -            -
   Administrative charges                                               (5)           (4)            -             -            -
   Loan collateral interest                                              1             1             -             -            -
                                                                 -------------------------------------------------------------------
   Increase (decrease) in net assets derived from
     principal transactions                                          8,018            15             -             -            -
                                                                 -------------------------------------------------------------------
Total increase (decrease)                                            8,553          (469)            -             -            -
                                                                 -------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                     13,815         2,375             -             -            -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        304            (6)            -             -            -
   Net realized gains (losses) on investments and
     capital distributions                                             123          (580)            -             -            -
   Net unrealized appreciation (depreciation)
     of investments                                                  1,248            41             -             -            -
                                                                 -------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                 1,675          (545)            -             -            -

Changes from principal transactions:
   Net premium payments                                              3,210           365             -             -            -
   Surrenders                                                       (3,042)         (294)            -             -            -
   Policy loans                                                        (58)           (8)            -             -            -
   Transfers between Divisions (including fixed account), net        9,510          (340)            1             1            1
   Annuity payments                                                      -             -             -             -            -
   Death benefits                                                      (41)           (3)            -             -            -
   Transfers to (from) required reserves                                 -             -             -             -            -
   Administrative charges                                              (16)           (5)            -             -            -
   Loan collateral interest                                              3             1             -             -            -
                                                                 -------------------------------------------------------------------
   Increase (decrease) in net assets derived from
     principal transactions                                          9,566          (284)            1             1            1
                                                                 -------------------------------------------------------------------
Total increase (decrease)                                           11,241          (829)            1             1            1
                                                                 -------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                    $25,056        $1,546            $1            $1           $1
                                                                 ===================================================================


See accompanying notes.

                                                                     ING VP          ING VP        ING VP        ING VP
                                                                     GROWTH         GROWTH +        HIGH      INTERNATIONAL
                                                                  OPPORTUNITIES      VALUE       YIELD BOND       VALUE
                                                                 ------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                         $3,227        $68,795        $5,019        $13,087

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          (41)          (792)          438             20
   Net realized gains (losses) on investments and
     capital distributions                                            (1,013)        (6,353)       (1,733)        (2,194)
   Net unrealized appreciation (depreciation)
     of investments                                                     (418)       (16,218)        1,306            602
                                                                 ------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                  (1,472)       (23,363)           11         (1,572)

Changes from principal transactions:
   Net premium payments                                                  812         12,165           520          2,922
   Surrenders                                                           (371)        (4,949)         (509)        (1,107)
   Policy loans                                                          (11)          (116)          (13)           (30)
   Transfers between Divisions (including fixed account), net            844          2,290            80          2,192
   Annuity payments                                                        -              -             -              -
   Death benefits                                                          -           (101)            -           (113)
   Transfers from (to) required reserves                                   -              -             -              -
   Administrative charges                                                 (2)           (78)           (5)            (9)
   Loan collateral interest                                                -             24             1              2
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets derived from
     principal transactions                                            1,272          9,235            74          3,857
                                                                 ------------------------------------------------------------
Total increase (decrease)                                               (200)       (14,128)           85          2,285
                                                                 ------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                        3,027         54,667         5,104         15,372

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          (28)          (567)          251            (71)
   Net realized gains (losses) on investments and
     capital distributions                                              (774)       (10,824)         (274)        (1,057)
   Net unrealized appreciation (depreciation)
     of investments                                                      (26)        (7,971)         (101)          (227)
                                                                 ------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                    (828)       (19,362)         (124)        (1,355)

Changes from principal transactions:
   Net premium payments                                                  274          5,985           454          1,517
   Surrenders                                                           (209)        (3,661)         (558)        (1,404)
   Policy loans                                                           (2)           (70)           (5)           (44)
   Transfers between Divisions (including fixed account), net           (909)        (8,543)         (437)        (3,322)
   Annuity payments                                                        -              -             -              -
   Death benefits                                                        (12)          (155)           (8)           (62)
   Transfers to (from) required reserves                                   -              -             -              -
   Administrative charges                                                 (3)           (79)           (5)           (12)
   Loan collateral interest                                                1             26             1              3
                                                                 ------------------------------------------------------------
   Increase (decrease) in net assets derived from
     principal transactions                                             (860)        (6,497)         (558)        (3,324)
                                                                 ------------------------------------------------------------
Total increase (decrease)                                             (1,688)       (25,859)         (682)        (4,679)
                                                                 ------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $1,339        $28,808        $4,422        $10,693
                                                                 ============================================================


                                                                                              ING VP
                                                                               ING VP        RESEARCH      ING VP
                                                                  ING VP       MIDCAP        ENHANCED     SMALLCAP
                                                                 MAGNACAP   OPPORTUNITIES     INDEX     OPPORTUNITIES
                                                                 ----------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                      $377        $1,001        $16,939       $46,114

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       -           (17)          (124)         (555)
   Net realized gains (losses) on investments and
     capital distributions                                          (31)         (200)          (581)       (9,391)
   Net unrealized appreciation (depreciation)
     of investments                                                 (40)         (230)        (1,502)       (4,962)
                                                                 ----------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                (71)         (447)        (2,207)      (14,908)

Changes from principal transactions:
   Net premium payments                                             284           532            607        10,024
   Surrenders                                                       (82)          (55)        (2,632)       (3,544)
   Policy loans                                                      (3)           (4)             2          (126)
   Transfers between Divisions (including fixed account), net       276           304         (1,079)        2,416
   Annuity payments                                                   -             -              -             -
   Death benefits                                                     -             -            (52)         (107)
   Transfers from (to) required reserves                              -             -              -             -
   Administrative charges                                            (1)           (1)            (5)          (46)
   Loan collateral interest                                           -             -              1            10
                                                                 ----------------------------------------------------
   Increase (decrease) in net assets derived from
     principal transactions                                         474           776         (3,158)        8,627
                                                                 ----------------------------------------------------
Total increase (decrease)                                           403           329         (5,365)       (6,281)
                                                                 ----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                     780         1,330         11,574        39,833

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                      (1)          (16)           (30)         (403)
   Net realized gains (losses) on investments and
     capital distributions                                          (31)         (148)        (2,288)       (4,805)
   Net unrealized appreciation (depreciation)
     of investments                                                (217)         (204)           622       (12,400)
                                                                 ----------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                               (249)         (368)        (1,696)      (17,608)

Changes from principal transactions:
   Net premium payments                                             244           279            320         5,333
   Surrenders                                                       (79)         (144)          (927)       (2,603)
   Policy loans                                                      (6)           (6)             1           (27)
   Transfers between Divisions (including fixed account), net       825           (65)        (5,501)       (3,605)
   Annuity payments                                                   -             -              -             -
   Death benefits                                                    (4)            -           (151)         (111)
   Transfers to (from) required reserves                              -             -              -             -
   Administrative charges                                            (1)           (2)            (5)          (47)
   Loan collateral interest                                           1             -              1            13
                                                                 ----------------------------------------------------
   Increase (decrease) in net assets derived from
     principal transactions                                         980            62         (6,262)       (1,047)
                                                                 ----------------------------------------------------
Total increase (decrease)                                           731          (306)        (7,958)      (18,655)
                                                                 ----------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                  $1,511        $1,024         $3,616       $21,178
                                                                 ====================================================


See accompanying notes.

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                 Statements of Changes in Net Assets (continued)

                 For the years ended December 31, 2002 and 2001
                             (Dollars in thousands)

                                                                                                                          NEUBERGER
                                                                                                JANUS          JANUS      BERMAN AMT
                                                                     ASPEN        JANUS         ASPEN          ASPEN       LIMITED
                                                                   AGGRESSIVE     ASPEN      INTERNATIONAL   WORLDWIDE     MATURITY
                                                                     GROWTH       GROWTH        GROWTH        GROWTH         BOND
                                                                 -------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                        $51,045      $58,033       $17,658       $101,705      $5,445

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         (562)        (674)          (68)          (826)        251
   Net realized gains (losses) on investments and
     capital gains distributions                                      (1,501)        (299)       (7,859)       (19,575)          5
   Net unrealized appreciation (depreciation)
     of investments                                                  (20,120)     (14,855)        3,931         (4,698)        260
                                                                 -------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                 (22,183)     (15,828)       (3,996)       (25,099)        516

Changes from principal transactions:
   Net premium payments                                               12,011       10,526         4,958         16,702       1,752
   Surrenders                                                         (2,995)      (4,536)         (895)        (6,842)     (1,315)
   Policy loans                                                         (175)        (167)          (66)          (315)        (19)
   Transfers between Divisions (including fixed account), net         (1,615)      (3,590)        1,726         (3,632)      4,661
   Annuity payments                                                        -            -             -              -           -
   Death benefits                                                        (35)         (80)          (21)          (119)         (9)
   Transfers from (to) required reserves                                   -            -             -              -           -
   Administrative charges                                                (96)         (72)          (27)          (125)         (7)
   Loan collateral interest                                               17           17             7             35           1
                                                                 -------------------------------------------------------------------
   Increase (decrease) in net assets derived from
     principal transactions                                            7,112        2,098         5,682          5,704       5,064
                                                                 -------------------------------------------------------------------
Total increase (decrease)                                            (15,071)     (13,730)        1,686        (19,395)      5,580
                                                                 -------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                       35,974       44,303        19,344         82,310      11,025

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                         (399)        (496)         (105)          (370)        363
   Net realized gains (losses) on investments and
     capital gains distributions                                      (8,806)      (6,403)       (2,835)       (24,891)         93
   Net unrealized appreciation (depreciation)
     of investments                                                   (1,218)      (4,757)         (817)         4,711          82
                                                                 -------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                 (10,423)     (11,656)       (3,757)       (20,550)        538

Changes from principal transactions:
   Net premium payments                                                6,546        5,644         3,217          9,030       1,910
   Surrenders                                                         (2,205)      (3,373)       (1,048)        (5,160)     (1,704)
   Policy loans                                                         (101)        (125)          (64)          (174)        (19)
   Transfers between Divisions (including fixed account), net         (5,619)      (7,903)       (3,710)       (13,981)      3,869
   Annuity payments                                                        -            -             -              -           -
   Death benefits                                                        (53)        (243)          (33)          (278)        (26)
   Transfers to (from) required reserves                                   -            -             -              -           -
   Administrative charges                                                (91)         (72)          (28)          (123)        (14)
   Loan collateral interest                                               22           21             9             42           3
                                                                 -------------------------------------------------------------------
   Increase (decrease) in net assets derived from
     principal transactions                                           (1,501)      (6,051)       (1,657)       (10,644)      4,019
                                                                 -------------------------------------------------------------------
Total increase (decrease)                                            (11,924)     (17,707)       (5,414)       (31,194)      4,557
                                                                 -------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                      $24,050      $26,596       $13,930        $51,116     $15,582
                                                                 ===================================================================


See accompanying notes.

                                                                                  NEUBERGER                       OCC
                                                                   NEUBERGER      BERMAN AMT        OCC       ACCUMULATION
                                                                   BERMAN AMT      SOCIALLY    ACCUMULATION      GLOBAL
                                                                    PARTNERS      RESPONSIVE      EQUITY         EQUITY
                                                                -----------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                       $13,749          $634         $3,508         $1,479

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        (137)          (10)           (38)           (23)
   Net realized gains (losses) on investments and
     capital gains distributions                                          8           (45)            62           (224)
   Net unrealized appreciation (depreciation)
     of investments                                                    (518)           21           (513)           (28)
                                                                -----------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                   (647)          (34)          (489)          (275)

Changes from principal transactions:
   Net premium payments                                               1,900           276          1,165            450
   Surrenders                                                        (1,060)          (30)          (377)           (96)
   Policy loans                                                         (57)           (1)           (26)           (10)
   Transfers between Divisions (including fixed account), net           (77)           50          1,600            152
   Annuity payments                                                       -             -              -              -
   Death benefits                                                       (23)            -            (46)             -
   Transfers from (to) required reserves                                  -             -              -              -
   Administrative charges                                               (22)           (2)            (6)            (3)
   Loan collateral interest                                               8             -              2              1
                                                                -----------------------------------------------------------
   Increase (decrease) in net assets derived from
     principal transactions                                             669           293          2,312            494
                                                                -----------------------------------------------------------
Total increase (decrease)                                                22           259          1,823            219
                                                                -----------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                      13,771           893          5,331          1,698

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        (106)          (14)           (25)           (21)
   Net realized gains (losses) on investments and
     capital gains distributions                                       (683)          (16)        (1,103)          (439)
   Net unrealized appreciation (depreciation)
     of investments                                                  (2,707)         (150)          (117)            86
                                                                -----------------------------------------------------------
   Net increase (decrease) in net assets resulting
     from operations                                                 (3,496)         (180)        (1,245)          (374)

Changes from principal transactions:
   Net premium payments                                               1,560           339            985            427
   Surrenders                                                        (1,152)          (75)          (431)          (196)
   Policy loans                                                         (25)           (9)            (7)             -
   Transfers between Divisions (including fixed account), net          (485)          268           (810)           235
   Annuity payments                                                       -             -              -              -
   Death benefits                                                       (23)           (2)            (4)            (2)
   Transfers to (from) required reserves                                  -             -              -              -
   Administrative charges                                               (22)           (3)            (9)            (4)
   Loan collateral interest                                               9             -              3              1
                                                                -----------------------------------------------------------
   Increase (decrease) in net assets derived from
     principal transactions                                            (138)          518           (273)           461
                                                                -----------------------------------------------------------
Total increase (decrease)                                            (3,634)          338         (1,518)            87
                                                                -----------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                     $10,137        $1,231         $3,813         $1,785
                                                                ===========================================================



                                                                    OCC             OCC
                                                                ACCUMULATION   ACCUMULATION
                                                                  MANAGED        SMALL CAP
                                                                ---------------------------
NET ASSETS AT JANUARY 1, 2001                                     $14,338         $7,095

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                       110            (72)
   Net realized gains (losses) on investments and
     capital gains distributions                                      182            501
   Net unrealized appreciation (depreciation)
     of investments                                                (1,334)           104
                                                                ---------------------------
   Net increase (decrease) in net assets resulting
     from operations                                               (1,042)           533

Changes from principal transactions:
   Net premium payments                                             2,865          2,080
   Surrenders                                                      (1,453)          (415)
   Policy loans                                                       (12)           (16)
   Transfers between Divisions (including fixed account), net       1,066          3,189
   Annuity payments                                                     -              -
   Death benefits                                                     (29)             -
   Transfers from (to) required reserves                                -              -
   Administrative charges                                             (22)           (12)
   Loan collateral interest                                             7              3
                                                                ---------------------------
   Increase (decrease) in net assets derived from
     principal transactions                                         2,422          4,829
                                                                ---------------------------
Total increase (decrease)                                           1,380          5,362
                                                                ---------------------------
NET ASSETS AT DECEMBER 31, 2001                                    15,718         12,457

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        46           (197)
   Net realized gains (losses) on investments and
     capital gains distributions                                     (726)          (340)
   Net unrealized appreciation (depreciation)
     of investments                                                (2,753)        (3,505)
                                                                ---------------------------
   Net increase (decrease) in net assets resulting
     from operations                                               (3,433)        (4,042)

Changes from principal transactions:
   Net premium payments                                             2,177          2,957
   Surrenders                                                      (1,516)        (1,548)
   Policy loans                                                       (42)           (61)
   Transfers between Divisions (including fixed account), net       3,041          4,117
   Annuity payments                                                     -              -
   Death benefits                                                     (11)           (29)
   Transfers to (from) required reserves                                -              -
   Administrative charges                                             (26)           (24)
   Loan collateral interest                                             8              5
                                                                ---------------------------
   Increase (decrease) in net assets derived from
     principal transactions                                         3,631          5,417
                                                                ---------------------------
Total increase (decrease)                                             198          1,375
                                                                ---------------------------
NET ASSETS AT DECEMBER 31, 2002                                   $15,916        $13,832
                                                                ===========================


See accompanying notes.

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                          Notes to Financial Statements

                                December 31, 2002


1. ORGANIZATION

ReliaStar Life Insurance Company Separate Account N (the "Account"), formerly Northern Life Separate Account One, was established by Northern Life Insurance Company ("Northern Life") to support the operations of variable annuity contracts ("Contracts"). In 2002, Northern Life merged with ReliaStar Life Insurance Company ("ReliaStar Life" or the "Company"). The Company is an indirect wholly owned subsidiary ING America Insurance Holding Inc. ("ING AIH"). ING AIH is a subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ReliaStar Life provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or a fixed account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ReliaStar Life may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ReliaStar Life. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ReliaStar Life.

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                    Notes to Financial Statements (continued)



1. ORGANIZATION (CONTINUED)

At December 31, 2002, the Account had thirty-seven investment divisions (the "Divisions"), twenty-six of which invest in independently managed mutual funds and eleven of which invest in mutual funds advised by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated mutual fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM Variable Insurance Funds:                                    ING Variable Products Trust:
o AIM V.I. Dent Demographic Trends Fund - Series I Shares        o ING VP Growth Portfolio - Class R
The Alger American Fund:                                         o ING VP Growth + Value Portfolio
o Alger American Growth Portfolio                                o ING VP High Yield Bond Portfolio
o Alger American Leveraged AllCap Portfolio                      o ING VP International Value Portfolio - Class R
o Alger American MidCap Growth Portfolio                         o ING VP MagnaCap Portfolio - Class R
o Alger American Small Capitalization Portfolio                  o ING VP MidCap Opportunities Portfolio - Class R
Fidelity(R) Variable Insurance Products Fund:                    o ING VP Research Enhanced Index Portfolio
o Fidelity(R) VIP Equity-Income Portfolio - Initial Class        o ING VP SmallCap Opportunities Portfolio - Class R
o Fidelity(R) VIP Growth Portfolio - Initial Class               Janus Aspen Series:
o Fidelity(R) VIP Money Market Portfolio - Initial Class         o Janus Aspen Aggressive Growth Portfolio - Institutional Shares
o Fidelity(R) VIP Overseas Portfolio - Initial Class             o Janus Aspen Growth Portfolio - Institutional Shares
Fidelity(R) Variable Insurance Products Fund II:                 o Janus Aspen International Growth Portfolio - Institutional Shares
o Fidelity(R) VIP II Asset Manager(SM) Portfolio - Initial Class o Janus Aspen Worldwide Growth Portfolio - Institutional Shares
o Fidelity(R) VIP II Asset Manager(SM): Growth                   Neuberger Berman Advisers Management Trust:
    Portfolio-Initial Class                                      o Neuberger Berman AMT Limited Maturity Bond Portfolio
o Fidelity(R) VIP II Contrafund(R) Portfolio - Initial Class     o Neuberger Berman AMT Partners Portfolio
o Fidelity(R) VIP II Index 500 Portfolio - Initial Class         o Neuberger Berman AMT Socially Responsive
o Fidelity(R) VIP II Investment Grade Bond Portfolio -           OCC Accumulation Trust:
    Portfolio - Initial Class                                    o OCC Accumulation Equity Portfolio
Fidelity(R) Variable Insurance Products Fund III:                o OCC Accumulation Global Equity Portfolio
o Fidelity(R) VIP III Growth Opportunities Portfolio -           o OCC Accumulation Managed Portfolio
    Initial Class                                                o OCC Accumulation Small Cap Portfolio
ING Partners, Inc.:
o ING American Century Small Cap Value Portfolio -
    Initial Class
o ING Baron Small Cap Growth Portfolio - Initial Class
o ING Van Kampen Comstock Portfolio - Initial Class

During 2002, three new Divisions became available to the Contractowners for investment in the following Funds:

ING Partners, Inc.
o ING American Century Small Cap Value Portfolio - Initial Class
o ING Baron Small Cap Growth Portfolio - Initial Class
o ING Van Kampen Comstock Portfolio - Initial Class

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                    Notes to Financial Statements (continued)



1. ORGANIZATION (CONTINUED)

The names of certain Divisions and Trusts were changed during 2002. The following is a summary of current and former names for those Divisions and
Trusts:

                    CURRENT NAME                                          FORMER NAME
-----------------------------------------------------------------------------------------------------------
ING Variable Products Trust:                          Pilgrim Variable Products Trust:
   ING VP Growth Opportunities                           Pilgrim VP Growth Opportunities
   ING VP Growth + Value                                 Pilgrim VP Growth + Value
   ING VP High Yield Bond                                Pilgrim VP High Yield Bond
   ING VP International Value                            Pilgrim VP International Value
   ING VP MagnaCap                                       Pilgrim VP MagnaCap
   ING VP MidCap Opportunities                           Pilgrim VP MidCap Opportunities
   ING VP Research Enhanced Index                        Pilgrim VP Research Enhanced Index
   ING VP SmallCap Opportunities                         Pilgrim VP SmallCap Opportunities

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in first-out basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                    Notes to Financial Statements (continued)



2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of ReliaStar Life, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ReliaStar Life.

VARIABLE ANNUITY RESERVES

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ReliaStar Life and may result in additional amounts being transferred into the Account by ReliaStar Life to cover greater longevity of Contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to ReliaStar Life.

TRANSFERS

Transfers to (from) required reserves on the Statement of Changes in Net Assets relate to gains and losses resulting from actual mortality experience, the full responsibility for which is assumed by ReliaStar Life, Contractowner transfers between ReliaStar Life and the Divisions, and other Contractowner activity, including Contract deposits and withdrawals. Unsettled transactions as of the reporting date appear on a net basis in the line Due to ReliaStar Life Insurance Company on the Statement of Assets and Liabilities.

3.  CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ReliaStar Life's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                    Notes to Financial Statements (continued)



3.  CHARGES AND FEES (CONTINUED)

MORTALITY AND EXPENSE RISK CHARGES

ReliaStar Life assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of 1.25% of the average daily net asset value of each Division of the Account to cover these risks.

ADMINISTRATIVE CHARGES

A daily charge at an annual rate of 0.15% of the assets attributable to the Contracts is deducted for administrative charges.

CONTRACT MAINTENANCE CHARGES

An annual Contract charge of $30 is deducted from each Contract on the anniversary date or at the time of surrender, if surrender is at a time other than the anniversary date.

SALES AND SURRENDER CHARGES

No deduction is made for a sales charge from the purchase payments made for the Contracts. However, on certain surrenders, ReliaStar Life will deduct from the Contract value a surrender charge as set forth in the Contract.

PREMIUM TAXES

Various states and other governmental units levy a premium tax on variable annuity considerations. If the Contractowner lives in a state which levies such a tax, ReliaStar Life may deduct the amount of the tax from the premiums payments.

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                    Notes to Financial Statements (continued)



4. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management fees were paid indirectly to ING Life Insurance and Annuity Company, an affiliate of the Company, in its capacity as investment adviser to ING Partners, Inc. The Funds' advisory agreement provided for a fee at annual rates ranging from 0.60% to 1.00% of the average net assets of each respective Fund of the Trust. In addition, management fees were paid to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING Variable Products Trust. The Funds' advisory agreement provided for a fee at annual rates ranging from 0.35% to 1.00% of the average net assets of each respective Fund of the Trust.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                                 YEAR ENDED DECEMBER 31
                                                                            2002                        2001
                                                               ---------------------------------------------------------
                                                                  PURCHASES      SALES        PURCHASES       SALES
                                                               ---------------------------------------------------------
                                                                                (Dollars in thousands)
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                                $   838       $ 2,359        $ 3,085       $ 1,778
The Alger American Fund:
   Alger American Growth                                             3,871        10,149         22,431        10,273
   Alger American Leveraged AllCap                                   2,296         7,106         11,362         8,542
   Alger American MidCap Growth                                      9,981         6,130         23,245         7,906
   Alger American Small Capitalization                               6,000         5,962          3,062           797
Fidelity(R) Variable Insurance Products Fund:
   Fidelity(R) VIP Equity-Income                                    12,381         5,892         14,308         5,494
   Fidelity(R) VIP Growth                                            5,513         5,561         16,831         5,964
   Fidelity(R) VIP Money Market                                    426,616       402,914        278,607       265,311
   Fidelity(R) VIP Overseas                                             13           233            240           199
Fidelity(R) Variable Insurance Products Fund II:
   Fidelity(R) VIP II Asset Manager(SM)                                174         1,019            369         1,127
   Fidelity(R) VIP II Asset Manager(SM): Growth                      4,423         2,361          3,189         2,033
   Fidelity(R) VIP II Contrafund(R)                                  4,448         9,792          7,230         6,548
   Fidelity(R) VIP II Index 500                                     25,016        21,493         22,707        12,459
   Fidelity(R) VIP II Investment Grade Bond                         12,835         2,967         10,523         2,316
Fidelity(R) Variable Insurance Products Fund III:
   Fidelity(R) VIP III Growth Opportunities                          1,003         1,294            668           682
ING Partners, Inc.:
   ING American Century Small Cap Value                                 1             -              -             -
   ING Baron Small Cap Growth                                           1             -              -             -
   ING Van Kampen Comstock                                              1             -              -             -

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                    Notes to Financial Statements (continued)



5. PURCHASES AND SALES OF INVESTMENT SECURITIES (CONTINUED)

                                                                                YEAR ENDED DECEMBER 31
                                                                         2002                          2001
                                                              -----------------------------------------------------------
                                                                PURCHASES       SALES        PURCHASES        SALES
                                                              -----------------------------------------------------------
                                                                                (Dollars in thousands)
ING Variable Products Trust:
   ING VP Growth Opportunities                                  $    438       $  1,326       $  2,334        $ 1,104
   ING VP International Value                                    101,717        105,114         30,193         25,863
   ING VP MagnaCap                                                 1,173            195            630            156
   ING VP MidCap Opportunities                                       386            340          1,080            319
   ING VP SmallCap Opportunities                                   4,147          5,601         19,037         10,890
   ING VP Growth + Value                                           1,936          9,007         18,475          9,901
   ING VP High Yield Bond                                          2,105          2,291          4,299          3,905
   ING VP Research Enhanced Index                                    510          6,803            412          3,700
Janus Aspen Series:
   Janus Aspen Aggressive Growth                                   3,038          4,943         10,898          4,367
   Janus Aspen Growth                                              1,553          8,106          8,828          7,328
   Janus Aspen International Growth                              161,699        163,463        135,422        129,816
   Janus Aspen Worldwide Growth                                  112,484        123,508        114,280        109,444
Neuberger Berman Advisers Management Trust:
   Neuberger Berman AMT Limited Maturity Bond                      9,164          4,783          6,628          1,315
   Neuberger Berman AMT Partners                                   2,317          2,562          2,583          1,560
   Neuberger Berman AMT Socially Responsive                          660            156            942            658
OCC Accumulation Trust:
   OCC Accumulation Equity                                         4,278          4,541         11,355          9,062
   OCC Accumulation Global Equity                                 17,797         17,358          5,393          4,909
   OCC Accumulation Managed                                        7,802          4,126         12,240          9,716
   OCC Accumulation Small Cap                                     31,688         24,600         26,615         21,398

6. CHANGES IN UNITS

  The net changes in units outstanding follow:

                                                                     YEAR ENDED DECEMBER 31
                                                                    2002                2001
                                                             ----------------------------------------
                                                               NET UNITS ISSUED    NET UNITS ISSUED
                                                                 (REDEEMED)          (REDEEMED)
                                                             ----------------------------------------
AIM Variable Insurance Funds:
   AIM V.I. Dent Demographic Trends                                  (392,398)            200,430
The Alger American Fund:
   Alger American Growth                                             (383,644)            168,695
   Alger American Leveraged AllCap                                   (259,580)             62,312
   Alger American MidCap Growth                                       230,710             248,631
   Alger American Small Capitalization                                 20,631             247,751
Fidelity(R) Variable Insurance Products Fund:
   Fidelity(R) VIP Equity-Income                                      304,570             383,774
   Fidelity(R) VIP Growth                                                 692             371,586
   Fidelity(R) VIP Money Market                                     1,863,620             988,118
   Fidelity(R) VIP Overseas                                           (18,726)            (12,696)

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                    Notes to Financial Statements (continued)



6. CHANGES IN UNITS (CONTINUED)

                                                                     YEAR ENDED DECEMBER 31
                                                                    2002                2001
                                                             ----------------------------------------
                                                               NET UNITS ISSUED    NET UNITS ISSUED
                                                                 (REDEEMED)          (REDEEMED)
                                                             ----------------------------------------
Fidelity(R) Variable Insurance Products Fund II:
   Fidelity(R) VIP II Asset Manager(SM)                              (65,046)            (63,987)
   Fidelity(R) VIP II Asset Manager(SM): Growth                      116,423              11,190
   Fidelity(R) VIP II Contrafund(R)                                 (286,419)            (60,455)
   Fidelity(R) VIP II Index 500                                      148,673             496,242
   Fidelity(R) VIP II Investment Grade Bond                          801,962             712,697
Fidelity(R) Variable Insurance Products Fund III:
   Fidelity(R) VIP III Growth Opportunities                          (53,298)             (3,715)
ING Partners, Inc.:
   ING American Century Small Cap Value                                  129                   -
   ING Baron Small Cap Growth                                            128                   -
   ING Van Kampen Comstock                                               128                   -
ING Variable Products Trust:
   ING VP Growth Opportunities                                      (194,418)            199,939
   ING VP International Value                                       (167,854)            260,668
   ING VP MagnaCap                                                   135,402              50,289
   ING VP MidCap Opportunities                                        11,920             112,644
   ING VP SmallCap Opportunities                                     (69,608)            299,661
   ING VP Growth + Value                                            (423,705)            413,842
   ING VP High Yield Bond                                            (67,876)             14,604
   ING VP Research Enhanced Index                                   (723,294)           (324,822)
Janus Aspen Series:
   Janus Aspen Aggressive Growth                                    (165,894)          2,557,583
   Janus Aspen Growth                                               (631,977)            102,753
   Janus Aspen International Growth                                  (29,298)            479,005
   Janus Aspen Worldwide Growth                                     (991,241)            353,054
Neuberger Berman Advisers Management Trust:
   Neuberger Berman AMT Limited Maturity Bond                        335,516             436,938
   Neuberger Berman AMT Partners                                     (20,367)             56,371
   Neuberger Berman AMT Socially Responsive                           54,378              27,751
OCC Accumulation Trust:
   OCC Accumulation Equity                                           (34,904)            179,188
   OCC Accumulation Global Equity                                     42,708              38,010
   OCC Accumulation Managed                                          330,620             203,239
   OCC Accumulation Small Cap                                        404,838             362,662

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                    Notes to Financial Statements (continued)


7. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                        UNITS     UNIT FAIR    NET ASSETS     INVESTMENT     EXPENSE    TOTAL
                        DIVISION                        (000s)      VALUE        (000s)      INCOME RATIO     RATIO     RETURN
---------------------------------------------------    --------  -----------  ------------  --------------  ---------  --------

AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Dent Demographic Trends
   2002                                                   894       $3.50      $   3,129            -          1.40%    -33.21%
   2001                                                 1,286       $5.24          6,741            -          1.40%    -32.87%
   2000                                                 1,086       $7.81          8,476            *            *         *

THE ALGER AMERICAN FUND:
Alger American Growth
   2002                                                 3,121      $12.90         40,255          0.04%        1.40%    -33.91%
   2001                                                 3,504      $19.52         68,389        -23.00%        1.40%    -13.05%
   2000                                                 3,336      $22.45         74,867            *            *         *

Alger American Leveraged AllCap
   2002                                                 1,825      $14.64         26,713          0.01%        1.40%    -34.85%
   2001                                                 2,084      $22.47         46,833            -          1.40%    -17.11%
   2000                                                 2,022      $27.11         54,808            *            *         *

Alger American MidCap Growth
   2002                                                 1,597      $14.26         22,771            -          1.40%    -30.51%
   2001                                                 1,366      $20.52         28,036            -          1.40%     -7.83%
   2000                                                 1,118      $22.27         24,885            *            *         *

Alger American Small Capitalization
   2002                                                 1,463      $ 6.48          9,480            -          1.40%    -27.27%
   2001                                                 1,442      $ 8.91         12,855         -0.05%        1.40%    -30.50%
   2000                                                 1,195      $12.82         15,320            *            *         *

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                    Notes to Financial Statements (continued)


7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        UNITS     UNIT FAIR    NET ASSETS     INVESTMENT     EXPENSE    TOTAL
                        DIVISION                        (000s)      VALUE        (000s)      INCOME RATIO     RATIO     RETURN
---------------------------------------------------    --------  -----------  ------------  --------------  ---------  --------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND:
Fidelity(R) VIP Equity-Income
   2002                                                   2,751     $14.45     $  39,755         1.60%        1.40%     -18.08%
   2001                                                   2,447     $17.64        43,165        -1.58%        1.40%      -6.29%
   2000                                                   2,063     $18.83        38,836          *             *          *

Fidelity(R) VIP Growth
   2002                                                   3,335     $12.39        41,316         0.24%        1.40%     -31.09%
   2001                                                   3,334     $17.98        59,933        -0.08%        1.40%     -18.80%
   2000                                                   2,962     $22.14        65,584          *             *          *

Fidelity(R) VIP Money Market
   2002                                                   4,122     $12.69         52,518        1.65%        1.40%       0.24%
   2001                                                   2,258     $12.66         28,819       -3.91%        1.40%       2.74%
   2000                                                   1,270     $12.32         15,592         *             *          *

Fidelity(R) VIP Overseas
   2002                                                      94     $ 9.65            906        0.80%        1.40%     -21.42%
   2001                                                     113     $12.28          1,383       -5.60%        1.40%     -17.02%
   2000                                                     125     $14.80          1,981         *             *          *

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND II:
Fidelity(R) VIP II Asset Manager(SM)
   2002                                                     193     $14.09          2,725        4.30%        1.40%     -10.03%
   2001                                                     258     $15.66          4,046       -4.54%        1.40%      -5.43%
   2000                                                     322     $16.56          5,338         *             *          *

Fidelity(R) VIP II Asset Manager(SM): Growth
   2002                                                   1,218     $13.12         15,979        2.59%        1.40%     -16.70%
   2001                                                   1,101     $15.75         17,351       -2.90%        1.40%      -8.69%
   2000                                                   1,090     $17.25         18,808         *             *          *

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                    Notes to Financial Statements (continued)


7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        UNITS     UNIT FAIR    NET ASSETS     INVESTMENT     EXPENSE    TOTAL
                        DIVISION                        (000s)      VALUE        (000s)      INCOME RATIO     RATIO     RETURN
---------------------------------------------------    --------  -----------  ------------  --------------  ---------  --------

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND II (CONTINUED):
Fidelity(R) VIP II Contrafund(R)
2002                                                      3,240     $16.86     $  54,623         0.84%        1.40%     -10.60%
2001                                                      3,526     $18.86        66,502        -0.81%        1.40%     -13.47%
2000                                                      3,587     $21.80        78,175          *            *          *

Fidelity(R) VIP II Index 500
2002                                                      6,274     $14.99         94,053        1.26%        1.40%      -23.32%
2001                                                      6,126     $19.55        119,788       -1.13%        1.40%      -13.33%
2000                                                      5,629     $22.56        127,016         *            *          *

Fidelity(R) VIP II Investment Grade Bond
2002                                                      2,005     $12.50         25,056        3.06%        1.40%        8.79%
2001                                                      1,203     $11.49         13,815       -3.42%        1.40%        6.95%
2000                                                        490     $10.74          5,262         *            *          *

FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND III:
Fidelity(R) VIP III Growth OpportunitieS
   2002                                                     289     $ 5.34          1,546        1.04%        1.40%      -22.94%
   2001                                                     343     $ 6.93          2,375       -0.38%        1.40%      -15.62%
   2000                                                     346     $ 8.21          2,844         *            *          *

ING PARTNERS, INC.:
ING American Century Small Cap Value
   2002                                                       -     $ 9.99              1         **          1.40%       **
   2001                                                       -          -              -         **          **          **
   2000                                                       -          -              -         **          **          **

ING Baron Small Cap Growth
   2002                                                       -     $10.02              1         **          1.40%        **
   2001                                                       -          -              -         **          **           **
   2000                                                       -          -              -         **          **           **

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                    Notes to Financial Statements (continued)


7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        UNITS     UNIT FAIR    NET ASSETS     INVESTMENT     EXPENSE    TOTAL
                        DIVISION                        (000s)      VALUE        (000s)      INCOME RATIO     RATIO     RETURN
---------------------------------------------------    --------  -----------  ------------  --------------  ---------  --------

ING PARTNERS, INC. (CONTINUED):
ING Van Kampen Comstock
   2002                                                      -      $ 9.96      $   1              **         1.40%        **
   2001                                                      -         -            -              **          **          **
   2000                                                      -         -            -              **          **          **

ING VARIABLE PRODUCTS TRUST:
ING VP Growth Opportunities
   2002                                                    370      $ 3.62        1,339            -          1.40%     -32.46%
   2001                                                    564      $ 5.36        3,027            -          1.40%     -39.42%
   2000                                                    364      $ 8.86        3,227            *            *          *

ING VP Growth + Value
   2002                                                  2,456      $11.73       28,808            -          1.40%     -38.20%
   2001                                                  2,880      $18.98       54,667            -          1.40%     -31.96%
   2000                                                  2,466      $27.90       68,795            *            *          *

ING VP High Yield Bond
   2002                                                    545      $ 8.12        4,422          6.62%        1.40%      -2.52%
   2001                                                    612      $ 8.33        5,104         -9.58%        1.40%      -0.71%
   2000                                                    598      $ 8.39        5,019            *            *          *

ING VP International Value
   2002                                                    841      $12.72       10,693          0.87%        1.40%     -16.54%
   2001                                                  1,008      $15.24       15,372         -1.55%        1.40%     -12.90%
   2000                                                    748      $17.50       13,087            *            *          *

ING VP MagnaCap
   2002                                                    223      $ 6.77        1,511          1.22%        1.40%     -23.85%
   2001                                                     88      $ 8.89          780         -1.40%        1.40%     -11.70%
   2000                                                     37      $10.07          377            *            *          *

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                    Notes to Financial Statements (continued)


7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        UNITS     UNIT FAIR    NET ASSETS     INVESTMENT     EXPENSE    TOTAL
                        DIVISION                        (000s)      VALUE        (000s)      INCOME RATIO     RATIO     RETURN
---------------------------------------------------    --------  -----------  ------------  --------------  ---------  --------

ING VARIABLE PRODUCTS TRUST (CONTINUED):
ING VP MidCap Opportunities
   2002                                                    236      $ 4.34     $ 1,024             -           1.40%    -26.94%
   2001                                                    224      $ 5.94       1,330             -           1.40%    -33.86%
   2000                                                    111      $ 8.98       1,001             *             *         *

ING VP Research Enhanced Index
   2002                                                    496      $ 7.29        3,616          0.92%        1.40%     -23.18%
   2001                                                  1,219      $ 9.49       11,574         -0.51%        1.40%     -13.46%
   2000                                                  1,544      $10.97       16,939             *            *         *

ING VP SmallCap Opportunities
   2002                                                  1,497      $14.15       21,178            -          1.40%     -44.36%
   2001                                                  1,566      $25.43       39,833            -          1.40%     -30.15%
   2000                                                  1,267      $36.41       46,114            *             *         *

JANUS ASPEN SERIES:
Janus Aspen Aggressive Growth
   2002                                                  2,628      $ 9.15       24,050            -          1.40%     -28.90%
   2001                                                  2,794      $12.87       35,974            -          1.40%     -40.30%
   2000                                                  2,367      $21.56       51,045            *             *         *

Janus Aspen Growth
   2002                                                  3,050      $ 8.72       26,596             -         1.40%     -27.51%
   2001                                                  3,682      $12.03       44,303         -0.07%        1.40%     -25.79%
   2000                                                  3,579      $16.21       58,033             *            *         *

Janus Aspen International Growth
   2002                                                  1,521      $ 9.16       13,930          0.80%        1.40%     -26.60%
   2001                                                  1,550      $12.48       19,344         -1.02%        1.40%     -24.31%
   2000                                                  1,071      $16.49       17,658             *            *         *

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                    Notes to Financial Statements (continued)


7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        UNITS     UNIT FAIR    NET ASSETS     INVESTMENT     EXPENSE    TOTAL
                        DIVISION                        (000s)      VALUE        (000s)      INCOME RATIO     RATIO     RETURN
---------------------------------------------------    --------  -----------  ------------  --------------  ---------  --------

JANUS ASPEN SERIES (CONTINUED):
Janus Aspen Worldwide Growth
   2002                                                  5,426      $ 9.42     $ 51,116          0.85%        1.40%     -26.58%
   2001                                                  6,418      $12.83       82,310         -0.48%        1.40%     -23.52%
   2000                                                  6,065      $16.77      101,705            *            *          *

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST:
Neuberger Berman AMT Limited Maturity Bond
   2002                                                  1,265      $12.32       15,582          4.05%        1.40%       3.88%
   2001                                                    929      $11.86       11,025         -4.43%        1.40%       7.26%
   2000                                                    492      $11.06        5,445            *            *          *

Neuberger Berman AMT Partners
   2002                                                  1,275      $ 7.95       10,137          0.51%        1.40%     -25.21%
   2001                                                  1,295      $10.63       13,771         -0.39%        1.40%      -4.19%
   2000                                                  1,239      $11.09       13,749            *            *          *

Neuberger Berman AMT Socially Responsive
   2002                                                    139      $ 8.83        1,231            -          1.40%     -15.90%
   2001                                                     85      $10.50          893            -          1.40%      -4.93%
   2000                                                     57      $11.04          634            *            *          *

OCC ACCUMULATION TRUST:
OCC Accumulation Equity
   2002                                                    417      $ 9.14        3,813          0.88%        1.40%     -22.48%
   2001                                                    452      $11.79        5,331         -0.53%        1.40%      -8.32%
   2000                                                    273      $12.86        3,508            *            *          *

OCC Accumulation Global Equity
   2002                                                    190      $ 9.42        1,785          0.41%        1.40%     -18.58%
   2001                                                    147      $11.57        1,698            -          1.40%     -15.03%
   2000                                                    109      $13.61        1,479            *            *          *

               ReliaStar Life Insurance Company Separate Account N
                  (formerly Northern Life Separate Account One)

                    Notes to Financial Statements (continued)


7. FINANCIAL HIGHLIGHTS (CONTINUED)

                                                        UNITS     UNIT FAIR    NET ASSETS     INVESTMENT     EXPENSE    TOTAL
                        DIVISION                        (000s)      VALUE        (000s)      INCOME RATIO     RATIO     RETURN
---------------------------------------------------    --------  -----------  ------------  --------------  ---------  --------

OCC ACCUMULATION TRUST (CONTINUED):
OCC Accumulation Managed
   2002                                                  1,736      $ 9.17     $   15,916        1.66%        1.40%     -18.05%
   2001                                                  1,405      $11.19         15,718       -2.13%        1.40%      -6.24%
   2000                                                  1,202      $11.93         14,338          *            *         *

OCC Accumulation Small Cap
   2002                                                  1,331      $10.39         13,832        0.06%        1.40%     -22.75%
   2001                                                    926      $13.45         12,457       -0.59%        1.40%       6.82%
   2000                                                    564      $12.59          7,095          *            *         *

*  Not provided for 2000.
** As this investment Division was not available until 2002, this data is not meaningful and is therefore not presented.

FINANCIAL STATEMENTS -- STATUTORY BASIS
ReliaStar Life Insurance Company
YEARS ENDED DECEMBER 31, 2002 AND 2001
WITH REPORT OF INDEPENDENT AUDITORS

                        ReliaStar Life Insurance Company

                     Financial Statements - Statutory Basis

                           December 31, 2002 and 2001




                                    CONTENTS

Report of Independent Auditors .............................................F-2

Audited Financial Statements - Statutory Basis

Balance Sheets - Statutory Basis............................................F-4
Statements of Operations - Statutory Basis..................................F-6
Statements of Changes in Capital and Surplus - Statutory Basis..............F-8
Statements of Cash Flows - Statutory Basis..................................F-9
Notes to Financial Statements - Statutory Basis............................F-11

                         Report of Independent Auditors

Board of Directors and Stockholder
ReliaStar Life Insurance Company

We have audited the accompanying statutory basis balance sheets of ReliaStar Life Insurance Company ("the Company"), a wholly owned subsidiary of ING America Insurance Holdings, Inc., as of December 31, 2002 and 2001, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Minnesota Department of Commerce, Division of Insurance (Minnesota Division of Insurance), which practices differ from accounting principles generally accepted in the United States. The variances between such practices and accounting principles generally accepted in the United States are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of ReliaStar Life Insurance Company at December 31, 2002 and 2001 or the results of its operations or its cash flows for the years then ended.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ReliaStar Life Insurance Company at December 31, 2002 and 2001, and the results of its operations and its cash flows for the years then ended, in conformity with accounting practices prescribed or permitted by the Minnesota Division of Insurance.

As discussed in Note 3 to the financial statements, in 2001 the Company changed various accounting policies to be in accordance with the revised NAIC Accounting Practices and Procedures Manual, as adopted by the Minnesota Division of Insurance.


/s/ Ernst & Young LLP

March 21, 2003

                        ReliaStar Life Insurance Company

                        Balance Sheets - Statutory Basis


                                                                                       DECEMBER 31
                                                                                2002                 2001
                                                                        --------------------- --------------------
                                                                                     (IN THOUSANDS)

ADMITTED ASSETS Cash and invested assets:
Bonds                                                                            $9,976,937            $9,964,006
Preferred stocks                                                                     44,624                38,733
Common stocks                                                                           877                   104
Subsidiaries                                                                        454,713               426,974
Mortgage loans                                                                    1,729,445             1,625,207
Real estate (less accumulated depreciation:  2002, $91,255; 2001,
   $87,359)                                                                         102,275               100,640
Policy loans                                                                        620,676               658,059
Other invested assets                                                               131,764               137,572
Cash and short-term investments                                                     113,595               353,512
                                                                        --------------------- --------------------
Total cash and invested assets                                                   13,174,906            13,304,807

Deferred and uncollected premiums, less loading (2002-$5,670;
   2001-$11,111)                                                                     93,501               125,019
Accrued investment income                                                           157,863               155,521
Reinsurance balances recoverable                                                    228,023                87,220
Data processing equipment, less accumulated depreciation
   (2002-$59,363; 2001-$45,322)                                                       3,834                12,709
Indebtedness from related parties                                                    41,664                38,505
Federal income tax (including net admitted deferred tax asset for
   2002 - $93,970; 2001 - $55,557)                                                   93,970                82,432
Separate account assets                                                           3,733,364             4,867,715
Other assets                                                                         47,185                52,330
                                                                        --------------------- --------------------






Total admitted assets                                                           $17,574,310           $18,726,258
                                                                        ===================== ====================


                        ReliaStar Life Insurance Company

                        Balance Sheets - Statutory Basis

                                                                                            DECEMBER 31
                                                                                      2002                2001
                                                                               ------------------- -------------------
                                                                                (IN THOUSANDS EXCEPT SHARE AMOUNTS)
LIABILITIES AND  CAPITAL AND SURPLUS
Liabilities:
   Policy and contract liabilities:
       Life and annuity reserves                                                    $ 9,500,540         $ 9,377,745
       Accident and health reserves                                                   1,039,276             945,237
       Deposit type contracts                                                           765,861             743,775
       Policyholder's funds                                                                 253                 741
       Dividends left on deposit                                                         51,709              63,711
       Dividends payable                                                                 15,914              19,095
       Unpaid claims                                                                    450,675             507,641
                                                                               ------------------- -------------------
  Total policy and contract liabilities                                              11,824,228          11,657,945

  Interest maintenance reserve                                                              263              11,141
  Accounts payable and accrued expenses                                                 158,503             181,642
  Reinsurance balances due                                                               25,068              25,940
  Indebtedness to related parties                                                        17,120              53,123
  Contingency reserve                                                                    34,123              53,096
  Asset valuation reserve                                                                72,106             114,802
  Borrowed money                                                                        322,882             301,577
  Other liabilities                                                                      37,618             252,979
  Separate account liabilities                                                        3,724,774           4,864,454
                                                                               ------------------- -------------------
Total liabilities                                                                                        17,516,699
                                                                                     16,216,685

Capital and surplus:
   Common stock, $1.25 par value:  authorized
       25,000,000 shares; issued and outstanding
       2,000,000 shares                                                                   2,500               2,500
   Preferred capital stock                                                                  100                 100
   Surplus note                                                                         100,000             100,000
   Paid-in and contributed surplus                                                    1,085,221           1,085,011
   Unassigned surplus                                                                   169,904              22,048
   Less treasury stock-preferred stock at
       December 31, 2002 and 2001                                                          (100)               (100)
                                                                               ------------------- -------------------
Total capital and surplus                                                             1,357,625           1,209,559
                                                                               ------------------- -------------------
Total liabilities and capital and surplus                                           $17,574,310         $18,726,258
                                                                               =================== ===================

SEE ACCOMPANYING NOTES - STATUTORY BASIS.



                        ReliaStar Life Insurance Company

                    Statements of Operations--Statutory Basis

                                                                                    YEAR ENDED DECEMBER 31
                                                                                   2002                    2001
                                                                        ------------------------------------------------
                                                                                        (IN THOUSANDS)
Premiums and other revenues:
   Life, annuity, and accident and health premiums                        $       2,231,656     $         2,473,366
   Policy proceeds and dividends left on deposit                                      1,585                   2,242
   Net investment income                                                            901,953                 919,015
   Amortization of interest maintenance reserve                                       1,622                   2,892
   Commissions, expense allowances and reserve       adjustments on
   reinsurance ceded                                                                 37,661                  41,936
   Miscellaneous income                                                             101,978                  71,858
                                                                        ------------------------------------------------
Total premiums and other revenues                                                 3,276,455               3,511,309

Benefits paid or provided:
   Death benefits                                                                   570,882                 772,417
   Annuity benefits                                                                 163,212                 175,078
   Surrender benefits                                                               968,527               1,115,391
   Interest on policy or contract funds                                              14,453                  16,484
   Accident and health benefits                                                     339,034                 244,019
   Other benefits                                                                    12,635                   4,654
   Increase in life, annuity, and accident and health reserves                      379,460                 512,513
   Net transfers to separate accounts                                                14,036                 273,276
                                                                        ------------------------------------------------
Total benefits paid or provided                                                   2,462,239               3,113,832

Insurance expenses:
   Commissions                                                                      239,841                 278,828
   General expenses                                                                 288,258                 288,319
   Insurance taxes, licenses and fees, excluding     federal
    income taxes                                                                     36,375                  40,157
   Miscellaneous deductions                                                           6,126                  36,361
                                                                        ------------------------------------------------
Total insurance expenses                                                            570,600                 643,665
                                                                        ------------------------------------------------

Gain (loss) from operations before policyholder dividends, federal
   income taxes and net realized capital losses                                     243,616                (246,188)




                        ReliaStar Life Insurance Company


                                                                     YEAR ENDED DECEMBER 31
                                                                     2002              2001
                                                              -------------------------------------
                                                                         (IN THOUSANDS)

Dividends to policyholders                                    $          21,550  $         24,676
                                                              -------------------------------------

Gain (loss) from operations before federal income taxes
   and net realized capital losses                                      222,066          (270,864)
Federal income tax expense (benefit)                                     79,794           (92,495)
                                                              -------------------------------------
Gain (loss) from operations before net realized capital
   losses                                                               142,272          (178,369)
Net realized capital losses net of income taxes (2002 -
   $(12,124); 2001 - $(16,575) and excluding net transfers
   to the interest maintenance reserve 2002-$9,255; 2001 -
   $32,934)                                                             (63,881)          (30,492)
                                                              -------------------------------------
Net income (loss)                                                       $78,391         $(208,861)
                                                              =====================================

SEE ACCOMPANYING NOTES - STATUTORY BASIS.



                        ReliaStar Life Insurance Company

         Statements of Changes in Capital and Surplus - Statutory Basis

                                                                                         YEAR ENDED DECEMBER 31
                                                                                       2002                  2001
                                                                               --------------------- ---------------------
                                                                                             (IN THOUSANDS)
Common stock:
   Balance at beginning and end of year                                              $       2,500         $       2,500
                                                                               ===================== =====================

Preferred capital stock less treasury stock:
   Balance at beginning and at end of year                                                       -                     -
                                                                               ===================== =====================

Surplus note:
                                                                               ===================== =====================
   Balance at beginning and at end of year                                                 100,000               100,000
                                                                               ===================== =====================

Paid-in and contributed surplus:
   Balance at beginning of year                                                          1,085,011               947,781
   Capital contributions                                                                       210               137,230
                                                                               --------------------- ---------------------
   Balance at end of year                                                                1,085,221             1,085,011
                                                                               ===================== =====================

Unassigned surplus:
   Balance at beginning of year                                                             22,048               151,765
   Net income (loss)                                                                        78,391              (208,861)
   Change in net unrealized capital gains/losses                                           (36,753)               83,962
   Change in nonadmitted assets                                                             26,172               (38,616)
   Change in liability for reinsurance in
      unauthorized companies                                                                   872                 5,499
   Change in asset valuation reserve                                                        42,696                (3,671)
   Change in reserve on account of change in
      valuation basis                                                                            -                   (10)
   Other changes in surplus in Separate Account Statement                                        -                 1,563
   Change in net deferred income tax                                                        24,303                35,667
   Change in accounting principle, net of tax                                                    -               159,510
   Transfer of prepaid pension assets                                                            -              (133,117)
   Change in surplus as a result of reinsurance                                             23,000                     -
   Correction of error                                                                      34,419                     -
   Dividends to stockholder                                                                (50,000)              (40,750)
   Other changes                                                                             4,756                 9,107
                                                                               --------------------- ---------------------
Balance at end of year                                                                     169,904                22,048
                                                                               --------------------- ---------------------
Total capital and surplus                                                               $1,357,625            $1,209,559
                                                                               ===================== =====================

SEE ACCOMPANYING NOTES - STATUTORY BASIS.



                        ReliaStar Life Insurance Company

                   Statements of Cash Flows - Statutory Basis

                                                                                        YEAR ENDED DECEMBER 31
                                                                                      2002                  2001
                                                                              --------------------------------------------
                                                                                            (IN THOUSANDS)
OPERATIONS
Premiums, policy proceeds, and other
   considerations received, net of reinsurance paid                                    $2,247,859            $2,666,551
Net investment income received                                                            975,601               884,929
Commission and expense allowances received
   on reinsurance ceded                                                                    44,796                41,936
Benefits paid                                                                          (2,577,616)           (2,326,265)
Net transfers to separate accounts                                                        241,597              (127,251)
Insurance expenses paid                                                                  (574,345)             (639,129)
Dividends paid to policyholders                                                           (24,093)              (25,651)
Federal income taxes paid                                                                  11,075               125,530
Other revenues in excess of (expenses) other                                                 (402)                7,524
                                                                              --------------------------------------------
Net cash provided by operations                                                           344,472               608,174

INVESTMENTS
Proceeds from sales, maturities, or repayments of investments:
   Bonds                                                                               13,350,942             7,528,188
   Preferred stocks                                                                        12,505                 3,000
   Common stocks                                                                            1,447                53,320
   Mortgage loans                                                                         154,634               108,169
   Real estate                                                                              5,775                 3,185
   Other invested assets                                                                   33,603                16,331
   Net gain/loss on cash & short term investment                                            3,706                 3,578
   Miscellaneous proceeds                                                                  26,184                58,822
   Net tax on capital gains                                                                   162               (16,413)
                                                                              --------------------------------------------
Net proceeds from sales, maturities, or
   repayments of investments                                                           13,588,958             7,758,180
Cost of investments acquired:
   Bonds                                                                               13,593,431             8,221,495
   Preferred stocks                                                                        17,047                 2,805
   Common stocks                                                                            2,164                46,711
   Mortgage loans                                                                         256,073               299,121
   Real estate                                                                                  -                   809
   Other invested assets                                                                   25,085                31,783
   Miscellaneous applications                                                             148,890                   828
                                                                              --------------------------------------------




                        ReliaStar Life Insurance Company



                                                                                              DECEMBER 31
                                                                                      2002                  2001
                                                                              --------------------------------------------
                                                                                            (IN THOUSANDS)

Total cost of investments acquired                                              $    14,042,690       $       8,603,552
Net increase (decrease) in policy loans                                                 389,813                     (47)
                                                                              --------------------------------------------
Net cash used in investment activities                                                 (843,545)               (845,325)

FINANCING AND MISCELLANEOUS ACTIVITIES
Cash provided:
   Capital and surplus paid-in                                                              210                 137,230
   Borrowed money                                                                       110,235                 226,514
   Net deposits on deposit-type contract funds                                           (1,602)                131,177
   Dividends to stockholder                                                             (50,000)                (40,750)
   Other sources                                                                        200,313                  20,078
                                                                              --------------------------------------------
Net cash provided by financing and miscellaneous activities                             259,156                 474,249

Net (decrease) increase  in cash and
   short-term investments                                                              (239,917)                237,098
Cash and short-term investments:
   Beginning of year                                                                    353,512                 116,414
                                                                              --------------------------------------------
   End of year                                                                  $       113,595       $         353,512
                                                                              ============================================

SEE ACCOMPANYING NOTES - STATUTORY BASIS.



                        ReliaStar Life Insurance Company
                 Notes to Financial Statements - Statutory Basis
                                December 31, 2002

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES

ReliaStar Life Insurance Company (the Company) is domiciled in Minnesota and is a wholly owned subsidiary of Lion Connecticut Holdings, Inc. ("Lion"), a Connecticut holding and management company. Lion, in turn, is a wholly owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"). The Company is principally engaged in the business of providing individual life insurance and annuities; employee benefit products and services; retirement plans; and life and health reinsurance. The Company is presently licensed in all states (approved for reinsurance only in New York), the District of Columbia, Guam, Puerto Rico and Canada.

The Company merged with Northern Life Insurance Company ("Northern Life"), an affiliate, on October 1, 2002. The transaction was approved by the Minnesota Department of Commerce, Division of Insurance ("Minnesota Division of Insurance) and was accounted for as a statutory merger. No consideration was paid and no common stock was issued in exchange for all of the common shares of Northern Life. The accompanying financial statements have been restated as though the merger took place prior to all periods presented. Pre-merger separate company revenue, net loss, and other surplus adjustments for the nine months ended September 30, 2002 were $1,663,377,000, $81,595,000 and $108,259,000, respectively  for the  Company and  $858,390,000,  $3,977,000  and  $12,544,000,
respectively for Northern Life.

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

BASIS OF PRESENTATION

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the State of Minnesota Division of Insurance, which practices differ from accounting principles generally accepted in the United States ("GAAP"). The most significant variances from GAAP are as follows:

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)

1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

INVESTMENTS: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or market value based on the National Association of Insurance Commissioners ("NAIC") rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized capital gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income in stockholder's equity for those designated as available-for-sale.

For structured securities, when a negative yield results from a revaluation based on new prepayment assumptions (i.e., undiscounted cash flows are less than current book value), an other than temporary impairment is considered to have occurred and the asset is written down to the value of the undiscounted cash flows. For GAAP, assets are re-evaluated based on the discounted cash flows using a current market rate. Impairments are recognized when there has been an adverse change in cash flows and the fair value is less than book. The asset is then written down to fair value.

Investments in real estate are reported net of related obligations rather than on a gross basis. Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company's occupancy of those properties. Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than income as would be required under GAAP.

Derivative instruments that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability. Embedded derivatives are not accounted for separately from the host contract. Under GAAP, the effective and ineffective portions of a single hedge are accounted for separately, an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value, and the change in fair value for cash flow hedges is credited or charged directly to a separate component of shareholders' equity rather than to income as required for fair value hedges.

VALUATION RESERVES: The asset valuation reserve ("AVR") is determined by an NAIC-prescribed formula and is reported as a liability rather than as a valuation allowance or an appropriation of surplus. The change in AVR is reported directly to unassigned surplus.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

Under a formula prescribed by the NAIC, the Company defers the portion of realized gains and losses on sales of fixed-income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual securities sold in five-year bands. The net deferral is reported as the interest maintenance reserve ("IMR") in the accompanying balance sheets.

Realized gains and losses on investments are reported in operations net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the asset giving rise to the gain or loss is sold and valuation allowances are provided when there has been a decline in value deemed other than temporary, in which case the provision for such declines is charged to income.

Valuation allowances, if necessary, are established for mortgage loans based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan. Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan's effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans as a result of a temporary impairment are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

POLICY ACQUISITION COSTS: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. For universal life insurance and investment products, to the extent recoverable from future gross profits, acquisition costs are amortized generally in proportion to the present value of expected gross margins from surrender charges and investment, mortality, and expense margins.

PREMIUMS: Life premiums are recognized as revenue when due. Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

Under GAAP, premiums for traditional life insurance products, which include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance policies, are recognized as revenue when due. Group insurance premiums are recognized as premium revenue over the time period to which the premiums relate. Revenues for universal life, annuities and guaranteed interest contracts consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed during the period.

BENEFIT AND CONTRACT RESERVES: Life policy and contract reserves under statutory accounting practices are calculated based upon both the net level premium and Commissioners' Reserve Valuation methods using statutory rates for mortality and interest. GAAP requires that policy reserves for traditional products be based upon the net level premium method utilizing reasonably conservative estimates of mortality, interest, and withdrawals prevailing when the policies were sold. For interest-sensitive products, the GAAP policy reserve is equal to the policy fund balance plus an unearned revenue reserve which reflects the unamortized balance of early year policy loads over renewal year policy loads.

REINSURANCE: For business ceded to unauthorized reinsurers, statutory accounting practices require that reinsurance credits permitted by the treaty be recorded as an offsetting liability and charged against unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Statutory income recognized on certain reinsurance treaties representing financing arrangements is not recognized on a GAAP basis.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as required under GAAP.

Commissions  allowed by reinsurers on business ceded are reported as income when
received   rather  than  being  deferred  and  amortized  with  deferred  policy acquisition costs as required under GAAP.

SUBSIDIARIES: The accounts and operations of the Company's subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

NONADMITTED ASSETS: Certain assets designated as "nonadmitted," principally deferred federal income tax assets, disallowed interest maintenance reserves, non-operating software, past-due agents' balances, furniture and equipment, intangible assets, and other assets not specifically identified as an admitted asset within the Accounting Practices and Procedures Manual are excluded from the accompanying balance sheets and are charged directly to unassigned surplus.

EMPLOYEE BENEFITS: For purposes of calculating the Company's postretirement benefit obligation, only vested participants and current retirees are included in the valuation. Under GAAP, active participants not currently vested are also included.

UNIVERSAL LIFE AND ANNUITY POLICIES: Revenues for universal life and annuity policies consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

POLICYHOLDER DIVIDENDS: Policyholder dividends are recognized when declared rather than over the term of the related policies.

DEFERRED INCOME TAXES: Deferred tax assets are provided for and admitted to an amount determined under a standard formula. This formula considers the amount of differences that will reverse in the subsequent year, taxes paid in prior years that could be recovered through carrybacks, surplus limits and the amount of deferred tax liabilities available for offset. Any deferred tax assets not covered under the formula are non-admitted. Deferred taxes do not include any amounts for state taxes. Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets that are expected to be realized in future years and a valuation allowance is established for the portion that is not realizable.

SURPLUS NOTES: Surplus notes are reported as a component of surplus. Under statutory accounting practices, no interest is recorded on the surplus notes until payment has been approved by the Minnesota Division of Insurance. Under GAAP, surplus notes are reported as liabilities and the related interest is reported as a charge to earnings over the term of the note.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION (CONTINUED)

STATEMENTS OF CASH FLOWS: Cash and short-term investments in the statements of cash flows represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

PARTICIPATION FUND ACCOUNT

On January 3, 1989, the Minnesota Insurance Division approved a Plan of Conversion and Reorganization (the Plan), which provided, among other things, for the conversion of the Company from a combined stock and mutual life insurance company to a stock life insurance company.

The Plan provided for the establishment of a Participation Fund Account (PFA) for the benefit of certain participating individual life insurance policies and annuities issued by the Company prior to the effective date of the Plan. Under the terms of the PFA, the insurance liabilities and assets (approximately $290 million as of December 31, 2002) with respect to such policies are included in the Company's financial statements but are segregated in the accounting records of the Company to assure the continuation of policyholder dividend practices.

RECONCILIATION TO GAAP

The effects of the preceding variances from GAAP on the accompanying statutory basis financial statements have not been determined, but are presumed to be material.

Other significant accounting practices are as follows:

INVESTMENTS

Bonds, preferred stocks, common stocks, short-term investments and derivative instruments are stated at values prescribed by the NAIC, as follows:

     Bonds not backed by other loans are principally stated at amortized cost using the interest method.

     Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except for higher-risk asset backed securities, which are valued using the prospective method.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

     Redeemable preferred stocks rated as high quality or better are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or market value and nonredeemable preferred stocks are reported at market value or the lower of cost or market value as determined by the Securities Valuation Office of the NAIC ("SVO").

     Common stocks are reported at market value as determined by the SVO and the related unrealized capital gains/(losses) are reported in unassigned surplus along with adjustment for federal income taxes

     The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis. Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

     The Company uses interest rate swaps, caps and floors, options and certain other derivatives as part of its overall interest rate risk management strategy for certain life insurance and annuity products. As the Company only uses derivatives for hedging purposes, the Company values all derivative instruments on a consistent basis with the hedged item. Upon termination, gains and losses on those instruments are included in the carrying values of the underlying hedged items and are amortized over the remaining lives of the hedged items as adjustments to investment income or benefits from the hedged items. Any unamortized gains or losses are recognized when the underlying hedged items are sold.

     Interest rate swap contracts are used to convert the interest rate characteristics (fixed or variable) of certain investments to match those of the related insurance liabilities that the investments are supporting. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

     Interest rate caps and floors are used to limit the effects of changing interest rates on yields of variable rate or short-term assets or liabilities. The initial cost of any such agreement is amortized to net investment income over the life of the agreement. Periodic payments that are receivable as a result of the agreements are accrued as an adjustment of interest income or benefits from the hedged items.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

     The Company's insurance subsidiaries are reported at their underlying statutory basis net assets, and the Company's noninsurance subsidiaries are reported at the GAAP-basis of its net assets. Dividends from subsidiaries are included in net investment income. The remaining net change in the subsidiaries' equity is included in the change in net unrealized capital gains or losses.

     Mortgage  loans  are  reported  at  amortized   cost,  less  allowance  for
     impairments.

     Policy loans are reported at unpaid principal balances.

     Land is reported at cost. Real estate occupied by the Company is reported at depreciated cost; other real estate is reported at the lower of depreciated cost or fair value. Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

     For reverse repurchase agreements, Company policies require a minimum of 102% of the fair value of securities purchased under reverse repurchase agreements to be maintained as collateral. Cash collateral received is invested in short-term investments and the offsetting collateral liability is included in miscellaneous liabilities.

     Dollar roll transactions are accounted for as collateral borrowings, where the amount borrowed is equal to the sales price of the underlying securities.

     The Company engages in securities lending whereby certain domestic bonds from its portfolio are loaned to other institutions for short periods of time. Collateral, primarily cash, which is in excess of the market value of the loaned securities, is deposited by the borrower with a lending agent, and retained and invested by the lending agent to generate additional income for the Company. The Company does not have access to the collateral. The Company's policy requires a minimum of 102% of the fair value of securities loaned to be maintained as collateral. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value fluctuates.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

     At December 31, 2002 and 2001, the Company had loaned securities (which are reflected as invested assets on the Balance Sheets) with a market value of approximately $37,450,000 and $118,787,000, respectively.

     Short-term   investments  are  reported  at  amortized   cost.   Short-term
     investments include investments with maturities of less than one year at the date of acquisition.

     Other invested assets are reported at amortized cost using the effective interest method. Other invested assets primarily consist of residual collateralized mortgage obligations and partnership interests.

     Realized capital gains and losses are determined using the specific identification basis.

     Cash on hand includes cash equivalents. Cash equivalents are short-term investments that are both readily convertible to cash and have an original maturity date of three months or less. Short-term investments are carried at amortized cost, which approximates market value.

AGGREGATE RESERVE FOR LIFE POLICIES AND CONTRACTS

Life, annuity, and accident and health reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash value or the amounts required by law. Interest rates range from 2.25% to 13.25%.

The Company waives the deduction of deferred fractional premiums upon the death of the insured. It is the Company's practice to return a pro rata portion of any premium paid beyond the policy month of death, although it is not contractually required to do so for certain issues.

The methods used in the valuation of substandard policies are as follows:

     For life, endowment and term policies issued substandard, the standard reserve during the premium-paying period is increased by 50% of the gross annual extra premium. Standard reserves are held on Paid-Up Limited Pay contracts.

     For reinsurance accepted with table rating, the reserve established is a multiple of the standard reserve corresponding to the table rating. For reinsurance with flat extra premiums, the standard reserve is increased by 50% of the flat extra.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

AGGREGATE RESERVE FOR LIFE POLICIES AND CONTRACTS (CONTINUED)

The amount of insurance in force for which the gross premiums are less than the net premiums, according to the standard of valuation required by the state of Minnesota, is $3,308,216,000 at December 31, 2002. The amount of premium deficiency reserves for policies on which gross premiums are less than the net premiums is $45,017,000 at December 31, 2002.

The Company anticipates investment income as a factor in the premium deficiency calculation, in accordance with SSAP 54, Individual and Group Accident and Health Contracts.

The tabular interest has been determined from the basic data for the calculation of policy reserves for all direct ordinary life insurance and for the portion of group life insurance classified as group Section 79. The method of determination of tabular interest of funds not involving life contingencies is as follows: current year reserves, plus payments, less prior year reserves, less funds added.

REINSURANCE

Reinsurance premiums, commissions, expense reimbursements, and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Reserves are based on the terms of the reinsurance contracts and are consistent with the risks assumed. Premiums and benefits ceded to other companies have been reported as a reduction of premium revenue and benefits expense. Amounts applicable to reinsurance ceded for reserves and unpaid claim liabilities have been reported as reductions of these items, and expense allowances received in connection with reinsurance ceded have been reflected in operations.

REAL ESTATE AND ELECTRONIC DATA PROCESSING EQUIPMENT

Electronic data processing equipment are carried at cost less accumulated depreciation. Depreciation for major classes of assets is calculated on a straight-line basis over the estimated useful life.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

PARTICIPATING INSURANCE

Participating business approximates less than 1% of the Company's ordinary life insurance in force and 10.8% of premium income. The amount of dividends to be paid is determined annually by the Board of Directors. Amounts allocable to participating policyholders are based on published dividend projections or expected dividend scales. Dividend expense of $21,550,000 and $24,676,000 was incurred in 2002 and 2001, respectively.

PENSION PLANS

The Company provides noncontributory retirement plans for substantially all employees and certain agents. Pension costs are charged to operations as contributions are made to the plan. The Company also provides a contributory retirement plan for substantially all employees.

NONADMITTED ASSETS

Nonadmitted assets are summarized as follows:

                                                                        DECEMBER 31
                                                                   2002                 2001
                                                         ------------------------------------------
                                                                      (IN THOUSANDS)
Deferred federal income taxes                              $       185,706       $       196,904
Agents' debit balances                                              (6,919)                1,874
Furniture and equipment                                              5,231                 5,189
Deferred and uncollected premium                                     4,802                14,134
Non-operating software asset in progress                             5,971                 2,812
Other                                                               13,036                13,086
                                                         ------------------------------------------
Total nonadmitted assets                                   $       207,827       $       233,999
                                                         ==========================================

Changes in nonadmitted assets are generally reported directly in surplus as an increase or decrease in nonadmitted assets.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

CLAIMS AND CLAIMS ADJUSTMENT EXPENSES

Claims expenses represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2002. The Company does not discount claims and claims adjustment expense reserves. Such estimates are based on actuarial projections applied to historical claims payment data. Such liabilities are considered to be reasonable and adequate to discharge the Company's obligations for claims incurred but unpaid as of December 31, 2002.

CASH FLOW INFORMATION

Cash and short-term investments include cash on hand, demand deposits and short-term fixed maturity instruments (with a maturity of less than one year at date of acquisition).

The Company borrowed $3,308,623,000 and repaid $3,308,623,000 in 2002 borrowed $2,626,202,000 and repaid $2,624,202,000 in 2001. These borrowings were on a short-term basis, at an interest rate that approximated current money market rates and exclude borrowings from dollar roll transactions. Interest paid on borrowed money was $442,000 and $969,000 during 2002 and 2001, respectively.

SEPARATE ACCOUNTS

Most separate account assets and liabilities held by the Company represent funds held for the benefit of the Company's variable life and annuity policy and contract holders who bear all of the investment risk associated with the policies. Such policies are of a non-guaranteed nature. All net investment experience, positive or negative, is attributed to the policy and contract holders' account values. The assets of these accounts are carried at fair value.

Certain other separate accounts relate to experience-rated group annuity contracts that fund defined contribution pension plans. These contracts provide guaranteed interest returns for one-year only, where the guaranteed interest rate is re-established each year based on the investment experience of the separate account. In no event can the interest rate be less than zero. The assets and liabilities of these separate accounts are carried at book value.

Reserves related to the Company's mortality risk associated with these policies are included in life and annuity reserves. The operations of the separate accounts are not included in the accompanying statements of operations.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



1. NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain prior year amounts in the Company's statutory basis financial statements have been reclassified to conform to the 2002 financial statement presentation.

2. PERMITTED STATUTORY BASIS ACCOUNTING PRACTICES

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the State of Minnesota Department of Commerce, Division of Insurance. The Division of Insurance recognizes only statutory accounting practices prescribed or permitted by the state of Minnesota for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Minnesota Insurance Laws. The NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL has been adopted as a component of prescribed or permitted practices by the state of Minnesota. The Commissioner of Commerce has the right to permit other specific practices that deviate from prescribed practices.

The Company is required to identify those significant accounting practices that are permitted, and obtain written approval of the practices from the Minnesota Division of Insurance. As of December 31, 2002 and 2001, the Company had no such permitted accounting practices.

3. ACCOUNTING CHANGES AND CORRECTION OF ERRORS

ACCOUNTING CHANGES

The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Minnesota. Effective January 1, 2001, the State of Minnesota required that insurance companies domiciled in the State of Minnesota prepare their statutory basis financial statements in accordance with the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL subject to any deviations prescribed or permitted by the State of Minnesota insurance commissioner.

Accounting changes adopted to conform to the provisions of the NAIC ACCOUNTING PRACTICES AND PROCEDURES MANUAL are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned surplus in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



3. ACCOUNTING CHANGES AND CORRECTION OF ERRORS (CONTINUED)

ACCOUNTING CHANGES (CONTINUED)

As a result of these changes, the Company reported a change of accounting principle, as an adjustment that increased unassigned surplus, of $159,510,000 as of January 1, 2001.

Effective with the Northern Life merger, the Company's accounting policy for the Commissioners' Annuity Reserve Validation Method ("CARVM") reserves was adopted and applied to Northern Life's variable annuity reserves. The accompanying financials have been restated for all period presented to reflect a consistent accounting policy.

CORRECTION OF ERRORS

Subsequent to the issuance of the 2001 financial statements, the Company identified an error in the transfers from separate accounts due and accrued reported in the annual Balance Sheet at December 31, 2001. The transfers from separate accounts due and accrued was understated by $52,953,000 at December 31, 2001. In accordance with Statement of Statutory Accounting Principles ("SSAP") No. 3, "Accounting Changes and Correction of Errors", the error was corrected in June 2002 as an adjustment to the January 1, 2002 unassigned surplus balance. The error understated total assets and unassigned surplus at December 31, 2001 by $52,953,000 and $34,419,000, respectively. The error understated total liabilities by $18,534,000. The error overstated net loss by $34,419,000 for the year ended December 31, 2001.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


4. INVESTMENTS

The amortized cost and fair value of bonds and equity securities are as follows:


                                                                    GROSS            GROSS
                                                 AMORTIZED        UNREALIZED       UNREALIZED          FAIR
                                                    COST            GAINS            LOSSES           VALUE
                                              --------------------------------------------------------------------
                                                                        (IN THOUSANDS)
AT DECEMBER 31, 2002:
U.S. Treasury securities and
   obligations of U.S. government
   corporations and agencies                       $  519,655      $  10,612       $       109      $    530,158
States, municipalities, and political
   subdivisions                                        24,894            862                72            25,684
Foreign government                                    101,514         21,872                 -           123,386
Public utilities securities                           570,433         30,524             6,548           594,409
Corporate securities                                4,440,610        271,986            65,497         4,647,099
Mortgage-backed securities                          2,788,463        101,594            37,435         2,852,622
Other structured securities                         1,546,957         96,417            65,774         1,577,600
                                              --------------------------------------------------------------------
Total fixed maturities                              9,992,526        533,867           175,435        10,350,958
   Preferred stocks                                    45,870              -             1,246            44,624
   Common stocks                                        1,077              -               200               877
                                              --------------------------------------------------------------------
Total equity securities                                46,947              -             1,446            45,501
                                              --------------------------------------------------------------------
Total                                             $10,039,473       $533,867          $176,881       $10,396,459
                                              ====================================================================



AT DECEMBER 31, 2001:
U.S. Treasury  securities and
   obligations of U.S.  government
   corporations  and  agencies                   $    170,029     $    2,219        $    1,153      $    171,095
States, municipalities, and political
   subdivisions                                        48,149          8,240               913            55,476
Foreign government                                    100,306          6,141               498           105,949
Public utilities securities                           346,627          9,023             4,798           350,852
Corporate securities                                4,761,263        157,609            67,518         4,851,354
Mortgage-backed securities                          2,458,685         56,076            16,415         2,498,346
Other structured securities                         2,084,172         61,572            84,012         2,061,732
                                              --------------------------------------------------------------------
Total fixed maturities                              9,969,231        300,880           175,307        10,094,804
   Preferred stocks                                    42,011              -             3,278            38,733
   Common stocks                                           96              8                 -               104
                                              --------------------------------------------------------------------
Total equity securities                                42,107              8             3,278            38,837
                                              --------------------------------------------------------------------
Total                                             $10,011,338       $300,888          $178,585       $10,133,641
                                              ====================================================================

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


4. INVESTMENTS (CONTINUED)

The amortized cost and fair value of investments in bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                       ------------------- ---------------------
                                             AMORTIZED               FAIR
                                               COST                  VALUE
                                       ------------------- ---------------------
DECEMBER 31, 2002                                    (IN THOUSANDS)
Maturing in:
   Due 1 year or less                   $        136,256     $       138,797
   Due after 1 year through 5 years            2,007,031           2,104,815
   Due after 5 years through 10 years          2,483,625           2,603,775
   Due after 10 years                          1,030,194           1,073,349
                                       ------------------- ---------------------
                                               5,657,106           5,920,736

Mortgage-backed  securities                    2,788,463           2,852,622
Other structured securities                    1,546,957           1,577,600
                                       ------------------- ---------------------
Total                                   $      9,992,526     $    10,350,958
                                       =================== =====================

At December 31, 2002, investments in certificates of deposit and bonds, with an admitted asset value of $156,849,107 were on deposit with state insurance departments to satisfy regulatory requirements.

Reconciliation of bonds from authorized cost to carrying value as of December 31, 2002 and 2001 is as follows:

                                                    DECEMBER 31
                                        -----------------------------------
                                               2002             2001
                                        -----------------------------------
                                                   (IN THOUSANDS)

Amortized cost                              $9,992,526       $9,969,231
Less nonadmitted bonds                          15,589            5,225
                                        -----------------------------------
Carrying value                              $9,976,937       $9,964,006
                                        ===================================

Proceeds from the sale of investments in bonds and other fixed maturity interest securities were $5,365,216,000 and $3,615,412,000 in 2002 and 2001, respectively. Gross gains of $133,384,000 and $99,847,000 and gross losses of $110,691,000 and $30,657,000 during 2002 and 2001, respectively, were realized on those sales. A portion of the gains realized in 2002 and 2001 has been deferred to future periods in the interest maintenance reserve.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


4. INVESTMENTS (CONTINUED)

Major categories of net investment income are summarized as follows:

                                          YEAR ENDED DECEMBER 31
                                        2002                  2001
                                --------------------- ---------------------
                                             (IN THOUSANDS)
Income:
  Bonds                           $         734,837     $         743,699
  Mortgage loans                            129,364               119,602
  Policy loans                               29,036                33,794
  Company-occupied property                  20,634                18,981
  Other                                      75,898                68,044
                                --------------------- ---------------------
Total investment income                     989,769               984,120
Investment expenses                         (87,816)              (65,105)
                                --------------------- ---------------------
Net investment income             $         901,953     $         919,015
                                ===================== =====================


As part of its overall investment strategy, the Company has entered into agreements to purchase securities as follows:

                                              2002                  2001
                                    --------------------- ---------------------
                                                  (IN THOUSANDS)
Investment purchase commitments       $         144,004     $          91,571

The Company entered into reverse dollar repurchase agreements to increase its return on investments and improve liquidity. Reverse dollar repurchase agreements involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The reverse dollar repurchase agreements are accounted for as short-term collateralized financing and the repurchase obligation is reported in borrowed money.

The repurchase obligation totaled $306,275,000 and $248,682,000 at December 31, 2002 and 2001, respectively. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $304,489,000 at December 31, 2002. The securities have a weighted average coupon of 5.7% and have maturates ranging from December 2017 through 2032. The primary risk associated with short-term collateralized borrowings is that the counterparty may be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short term investments, which was not material at December 31, 2002. The Company believes the counterparties to the dollar roll agreement are financially responsible and that the counterparty risk is minimal.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


4. INVESTMENTS (CONTINUED)

The Company participates in reverse repurchase transactions. Such transactions include the sale of corporate securities to a major securities dealer and a simultaneous agreement to repurchase the same security in the near term. The proceeds are invested in new securities of intermediate durations. The terms of the reverse repurchase agreement call for payment on interest at a rate of 1.4%. The agreements mature prior to the end of January 2003. At December 31, 2002, the amount due on these agreements included in borrowed money is $16,000,000. The securities underlying these agreements are mortgage-backed securities with a book value and fair value of $19,497,000. The securities have a weighted average coupon of 6.5% and have a maturity of August 1, 2032.

The maximum and minimum lending rates for long-term mortgage loans during 2002 were 7.3% and 3.0%. Fire insurance is required on all properties covered by mortgage loans and must at least equal the excess of the loan over the maximum loan which would be permitted by law on the land without the buildings.

The maximum percentage of a loan to the value of collateral at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 77.9% on commercial properties. As of December 31, 2002, the Company held no mortgages with interest more than 180 days overdue. Total interest due as of December 31, 2002, is $41,000.

The Company had impaired mortgage loans without an allowance for credit losses of $7,309,000 and $15,158,000 as of December 31, 2002 and 2001, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING

The Company enters into interest rate and currency contracts, including swaps, caps, floors, and options, to reduce and manage risks, which include the risk of a change in the value, yield, price, cash flows, exchange rates or quantity of, or a degree of exposure with respect to, assets, liabilities, or future cash flows, which the Company has acquired or incurred. Hedge accounting practices are supported by cash flow matching, scenario testing and duration matching.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



5. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING (CONTINUED)

The Company uses interest rate swaps to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities. Interest rate swap agreements generally involve the exchange of fixed and floating interest payments over the life of the agreement without an exchange of the underlying principal amount. Currency swap agreements generally involve the exchange of local and foreign currency payments over the life of the agreements without an exchange of the underlying principal amount. Interest rate cap and interest rate floor agreements owned entitle the Company to receive payments to the extent reference interest rates exceed or fall below strike levels in the contracts based on the notional amounts.

Premiums paid for the purchase of interest rate contracts are included in other invested assets and are being amortized to interest expense over the remaining terms of the contracts or in a manner consistent with the financial instruments being hedged.

Amounts paid or received, if any, from such contracts are included in interest expense or income. Accrued amounts payable to or receivable from counterparties are included in other liabilities or other invested assets.

Gains or losses realized as a result of early terminations of interest rate contracts are amortized to investment income over the remaining term of the items being hedged to the extent the hedge is considered to be effective; otherwise, they are recognized upon termination.

Interest rate contracts that are matched or otherwise designated to be associated with other financial instruments are recorded at fair value if the related financial instruments mature, are sold, or are otherwise terminated or if the interest rate contracts cease to be effective hedges. Changes in the fair value of derivatives are recorded as investment income. The Company manages the potential credit exposure from interest rate contracts through careful evaluation of the counterparties' credit standing, collateral agreements, and master netting agreements.

The Company is exposed to credit loss in the event of nonperformance by counterparties on interest rate contracts; however, the Company does not anticipate nonperformance by any of these counterparties. The amount of such exposure is generally the unrealized gains in such contracts.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



5. DERIVATIVE FINANCIAL INSTRUMENTS HELD FOR PURPOSES OTHER THAN TRADING (CONTINUED)

The table below summarizes the Company's interest rate contracts included in other invested assets at December 31, 2002 and 2001:

                                                                   DECEMBER 31, 2002
                                             ---------------------------------------------------------------
                                                    NOTIONAL             CARRYING              FAIR
                                                     AMOUNT                VALUE               VALUE
                                             ---------------------------------------------------------------
                                                                     (IN THOUSANDS)
Interest rate contracts:
   Swaps                                               $  580,000          $        -             $31,780
   Caps owned                                             375,000               3,974                 809
   Options owned                                           44,714               3,053               3,053
   Forwards Owned                                          42,520                   -                  44
                                             ---------------------------------------------------------------
Total derivatives                                      $1,042,234              $7,027             $35,686
                                             ===============================================================

                                                                   DECEMBER 31, 2001
                                             ---------------------------------------------------------------
                                                    NOTIONAL             CARRYING              FAIR
                                                     AMOUNT                VALUE               VALUE
                                             ---------------------------------------------------------------
                                                                     (IN THOUSANDS)
Interest rate contracts:
   Swaps                                                 $530,000           $       -             $35,700
   Options owned                                           53,400               3,400               3,400
                                             ---------------------------------------------------------------
Total derivatives                                        $583,400              $3,400             $39,100
                                             ===============================================================

6.  CONCENTRATIONS OF CREDIT RISK

The Company held less-than-investment-grade corporate bonds with an aggregate book value of $638,727,000 and an aggregate market value of $594,111,000 at December 31, 2002. Those holdings amounted to 6.4% of the Company's investments in bonds and 3.6% of total admitted assets at December 31, 2002. The holdings of less-than-investment-grade bonds are widely diversified and of satisfactory quality based on the Company's investment policies and credit standards.

The Company held unrated bonds of $433,532,000 with an aggregate NAIC market value of $439,960,000 at December 31, 2002. The carrying value of these holdings amounted to 4.4% of the Company's investment in bonds and 2.5% of the Company's total admitted assets at December 31, 2002.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



6.  CONCENTRATIONS OF CREDIT RISK (CONTINUED)

At December 31, 2002, the Company's commercial mortgages involved a concentration of properties located in California (16.2%) and Illinois (8.6%). The remaining commercial mortgages relate to properties located in 39 other states. The portfolio is well diversified, covering many different types of income-producing properties on which the Company has first mortgage liens. The maximum mortgage outstanding on any individual property is $39,299,000.

7. ANNUITY RESERVES

At December 31, 2002 and 2001, the Company's annuity reserves, including those held in separate accounts and deposit fund liabilities that are subject to discretionary withdrawal with adjustment, subject to discretionary withdrawal without adjustment, and not subject to discretionary withdrawal provisions are summarized as follows:

                                                                              DECEMBER 31, 2002
                                                                           AMOUNT             PERCENT
                                                                    ---------------------------------------
                                                                                (IN THOUSANDS)
Subject to discretionary withdrawal (with adjustment):
   With market value adjustment                                        $        407,469            3.8%
   At book value less surrender charge                                        2,126,141           19.8%
   At fair value                                                              2,804,845           26.2%
                                                                    ---------------------------------------
Subtotal                                                                      5,338,455           49.8%
Subject to discretionary withdrawal
   (without adjustment) at book value with
   minimal or no charge or adjustment                                         4,422,308           41.2%
Not subject to discretionary withdrawal                                         962,795            9.0%
                                                                    ---------------------------------------
Total annuity reserves and deposit fund liabilities
   Before reinsurance                                                        10,723,558          100.0%
                                                                                          =================
Less reinsurance ceded                                                           13,318
                                                                    ----------------------
Net annuity reserves and deposit fund liabilities                      $     10,710,240
                                                                    ======================


                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)




7. ANNUITY RESERVES (CONTINUED)

                                                                               DECEMBER 31, 2001
                                                                           AMOUNT              PERCENT
                                                                    ----------------------------------------
                                                                                (IN THOUSANDS)
Subject to discretionary withdrawal (with adjustment):
   With market value adjustment                                        $        363,367            3.2%
   At book value less surrender charge                                        2,675,437           23.4%
   At fair value                                                              3,742,963           32.7%
                                                                    ----------------------------------------
Subtotal                                                                      6,781,767           59.3%
Subject to discretionary withdrawal
   (without adjustment) at book value with
   minimal or no charge or adjustment                                         4,029,470           35.2%
Not subject to discretionary withdrawal                                         630,394            5.5%
                                                                    ----------------------------------------
Total annuity reserves and deposit fund liabilities--
   Before reinsurance                                                        11,441,631          100.0%
                                                                                          ==================
Less reinsurance ceded                                                            3,843
                                                                    ----------------------
Net annuity reserves and deposit fund liabilities                      $     11,437,788
                                                                    ======================

8. EMPLOYEE BENEFIT PLANS

PENSION PLAN AND POSTRETIREMENT BENEFITS

Effective December 31, 2001 the qualified plan of the Company, along with certain other US subsidiaries of ING America, were merged into one plan which will be recognized in ING America's financial statements. As a result of this plan merger, the Company transferred its qualified pension asset to ING North America Insurance Corporation, an affiliate. In addition, the Company maintains a nonqualified unfunded Supplemental Employees Retirement Plan (SERP).

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



8. EMPLOYEE BENEFIT PLANS (CONTINUED)

A summary of assets, obligations and assumptions of the Pension and Other Postretirement Benefits Plans are as follows:

                                                       PENSION BENEFITS                OTHER BENEFITS
                                                     2002           2001            2002            2001
                                                ---------------------------------------------------------------
                                                                        (IN THOUSANDS)
CHANGE IN BENEFIT OBLIGATION
Benefit obligation at beginning of year               $27,921       $228,822         $15,049         $14,159
Service cost                                                7          2,419           1,139             743
Interest cost                                           2,007         17,372           1,166           1,113
Contribution by plan participants                           -              -             954             455
Actuarial gain (loss)                                   2,750          7,136           4,481          (4,616)
Benefits paid                                          (2,578)        (6,477)         (2,148)         (1,206)
Plan amendments                                             -           (174)         (3,151)          3,341
Business combinations, divestitures,
   curtailments, settlements and special
   termination benefits                                     -       (221,177)              -           1,060
                                                ---------------------------------------------------------------
Benefit obligation at end of year                     $30,107       $ 27,921         $17,490         $15,049
                                                ===============================================================


                                                       PENSION BENEFITS                OTHER BENEFITS
                                                     2002           2001            2002            2001
                                                ---------------------------------------------------------------
                                                                        (IN THOUSANDS)

Fair value of plan assets at beginning
  of year                                              $    -       $ 327,518         $     -       $     -
Actual return on plan assets                                -         (83,880)              -             -
Employer contribution                                   2,578           2,017           1,195           751
Plan participants' contributions                            -               -             953           455
Benefits paid                                          (2,578)         (6,477)         (2,148)       (1,206)
Business combinations, divestitures and
  settlements                                               -        (239,178)              -             -
                                                 -------------- ----------------- ------------- ---------------
Fair value of plan assets at end of year               $    -       $       -         $     -       $     -
                                                 ============== ================= ============= ===============

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



8. EMPLOYEE BENEFIT PLANS (CONTINUED)


FUNDED STATUS
Unamortized prior service cost (credit)             $     (44)       $     (49)       $(1,497)       $ 3,341
Unrecognized net gain (loss)                            7,409            4,794           (710)        (4,065)
Remaining net obligation or net asset at
   initial date of application                         20,634           21,780              -          8,562
Prepaid assets or accrued liabilities                  (2,112)               -        (18,278)             -
Total funded status                                   $30,107          $27,921        $17,490        $15,049


                                                   PENSION BENEFITS                   OTHER BENEFITS
                                                 2002             2001            2002              2001
                                           --------------------------------------------------------------------
                                                                     (IN THOUSANDS)
COMPONENTS OF NET PERIODIC BENEFIT COST
Service cost                                     $       7           $2,419           $1,139           $  743
Interest cost                                        2,007           17,372            1,166            1,113
Expected return on plan assets                           -          (29,677)               -                -
Amortization of recognized transition
  obligation or transition asset                     1,146                -                -                -
Amount of recognized gains and losses                  139                -             (294)               -
Amount of prior service cost recognized                 (5)           1,163            1,689                -
Amount of gain or loss recognized due to
  a settlement or curtailment                            -              970                -                -
                                           --------------------------------------------------------------------
Total net periodic benefit cost                     $3,294          $(7,753)          $3,700           $1,856
                                           ====================================================================


In addition, the Company has pension benefit obligation and other benefit obligation for non-vested employees as of December 31, 2002 and 2001 in the amount of $11,168,000 and $4,466,000, respectively.

Assumptions used in determining the accounting for the defined benefit plans as of December 31, 2002 and 2001 were as follows:

                                                                     2002             2001
                                                               -----------------------------------

Weighted-average discount rate                                        6.75%            7.50%
Rate of increase in compensation level                                3.75%            4.50%
Expected long-term rate of return on assets                           9.00%            9.25%

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


8. EMPLOYEE BENEFIT PLANS (CONTINUED)

The annual assumed rate of increase in the per capita cost of covered benefits (i.e., health care cost trend rate) for the medical plan is 10% graded to 5% over 6 years. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $383,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the accumulated postretirement benefit obligation for the medical plan as of December 31, 2002 by $317,000.

The   weighted-average   discount  rate  used  in  determining  the  accumulated
postretirement benefit obligation was 6.5% at December 31, 2002 and 7.5% at December 31, 2001.

401(K) PLAN

The ING Savings Plan and ESOP is a defined contribution plan sponsored by ING AIH, which is available to substantially all home office employees. Participants may make contributions to the plan through salary reductions up to a maximum of $11,000 for 2002 and $10,500 for 2001. Such contributions are not currently taxable to the participants. ING AIH matches up to 6% of pre-tax eligible pay at 100% and allocates expenses to the Company for their portion of the match. Amounts allocated to the Company were $4,101,000 and $2,831,000 for 2002 and 2001, respectively.

9. SEPARATE ACCOUNTS

Separate account assets and liabilities represent funds segregated by the Company for the benefit of certain policy and contract holders who bear the investment risk. Revenues and expenses on the separate account assets and related liabilities equal the benefits paid to the separate account policy and contract holders.

Premiums, deposits, and other considerations received for the years ended December 31, 2002 and 2001 were $796,772,000 and $1,164,829,000, respectively.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


9. SEPARATE ACCOUNTS (CONTINUED)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                                     2002              2001
                                                                               -----------------------------------
                                                                                         (IN THOUSANDS)
Transfers as reported  in the summary of  operations  of the  Separate  Accounts
   Statement:
     Transfers to separate accounts                                                   $796,772         $1,164,829
     Transfers from separate accounts                                                  937,201            711,838
                                                                               -----------------------------------
Net transfers to separate accounts                                                    (140,429)           452,991
Reconciling adjustments:
   Miscellaneous transfers                                                             154,465           (179,715)
                                                                               -----------------------------------
Transfers as reported in the Statement of Operations                                   $14,036           $273,276
                                                                               ===================================

Information regarding the separate accounts of the Company is as follows:

                                                                NONINDEXED
                                                              GUARANTEE LESS    NON-GUARANTEED
                                                             THAN/EQUAL TO 4%  SEPARATE ACCOUNTS       TOTAL
                                                             ----------------------------------------------------
                                                                               (IN THOUSANDS)
DECEMBER 31, 2002
Premium, consideration or deposits for the year                $           -         $228,606          $228,606
Reserves for separate accounts with assets at:
   Fair value                                                              -        3,308,972         3,308,972
   Amortized costs                                                   191,277                -           191,277
                                                             ----------------------------------------------------
Total reserves                                                      $191,277       $3,308,972        $3,500,249
                                                             ====================================================

Reserves for separate accounts by withdrawal characteristics:
  Subject to discretionary withdrawal                          $           -   $            -   $             -
     With market value adjustment                                    191,277                -           191,277
     At book value without market value adjustment                         -                -                 -
     At market value                                                       -        3,294,535         3,294,535
     At book value without market value adjustment and with
         current surrender charge less than 5%                             -                -                 -
                                                             ----------------------------------------------------
     Subtotal                                                        191,277        3,294,535         3,485,812
  Not subject to discretionary withdrawal                                  -           14,437            14,437
                                                             ----------------------------------------------------
Total aggregate reserves for separate accounts                 $     191,277       $3,308,972        $3,500,239
                                                             ====================================================

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


9. SEPARATE ACCOUNTS (CONTINUED)

                                                                NONINDEXED
                                                              GUARANTEE LESS    NON-GUARANTEED
                                                             THAN/EQUAL TO 4%  SEPARATE ACCOUNTS        TOTAL
                                                             ------------------------------------------------------
                                                                                (IN THOUSANDS)
    DECEMBER 31, 2001
    Reserves for separate accounts with assets at:
       Fair value                                                   $157,996       $4,540,380         $4,698,376
       Amortized costs                                                     -                -                  -
                                                             ------------------------------------------------------
    Total reserves                                                  $157,996       $4,540,380         $4,698,376
                                                             ======================================================

    Reserves for separate accounts by withdrawal
     characteristics:
      Subject to discretionary withdrawal                     $            -   $            -    $             -
         With market value adjustment                                157,996                -            157,996
         At book value without market value adjustment                     -                -                  -
         At market value                                                   -        4,538,922          4,538,922
         At book value without market value adjustment and
             with current surrender charge less than 5%                    -                -                  -
                                                             ------------------------------------------------------
         Subtotal                                                    157,996        4,538,922          4,696,918
      Not subject to discretionary withdrawal                              -            1,458              1,458
                                                             ------------------------------------------------------
    Total aggregate reserves for separate accounts                  $157,996       $4,540,380         $4,698,376
                                                             ======================================================

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


10. REINSURANCE

The Company is involved in both ceded and assumed reinsurance with other companies for the purpose of diversifying risk and limiting exposure on larger risks. As of December 31, 2002, the Company's retention limit for acceptance of risk on life insurance policies had been set at various levels up to $5,000,000. For group life and accidental death and dismemberment coverage and reinsurance assumed retention is $500,000 per life.

To the extent that the assuming companies become unable to meet their obligations under these treaties, the Company remains contingently liable to its policyholders for the portion reinsured. To minimize its exposure to significant losses from retrocessionaire insolvencies, the Company evaluates the financial condition of the retrocessionaire and monitors concentrations of credit risk.

Assumed premiums amounted to $561,640,000 and $625,602,000 for the years ended December 31, 2002 and 2001, respectively.

The Company's ceded reinsurance arrangements reduced certain items in the accompanying financial statements by the following amounts:

                                                     2002             2001
                                              ----------------------------------
                                                       (IN THOUSANDS)

Premiums                                     $      266,322    $       351,254
Benefits paid or provided                           186,884            243,802
Policy and contract liabilities at year end         965,399            528,392

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)




11. FEDERAL INCOME TAXES

The Company and its subsidiaries file a consolidated federal income tax return. The method of tax allocation is governed by a written tax sharing agreement. The tax sharing agreement provides that each member of the consolidated return shall reimburse ReliaStar Life Insurance Company for its respective share of the consolidated federal income tax liability and shall receive a benefit for its losses at the statutory rate.

Significant components of income taxes incurred as of December 31 are as follows:


                                                                              DECEMBER 31
                                                                       2002                 2001
                                                               ------------------------------------------
                                                                            (IN THOUSANDS)
Current income taxes incurred consist of the following
    major components:
         Federal taxes on operations                             $           79,794    $        (92,495)
         Federal taxes on capital gains                                     (12,124)             16,575
                                                               ------------------------------------------
         Total current taxes incurred (benefit)                  $           67,670    $        (75,920)
                                                               ==========================================

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



11. FEDERAL INCOME TAXES (CONTINUED)

The main components of deferred tax assets and deferred tax liabilities are as follows:

                                                                              DECEMBER 31
                                                                       2002                 2001
                                                               ------------------------------------------
                                                                            (IN THOUSANDS)
         Deferred tax assets resulting from book/tax
            differences in:
                Deferred acquisition costs                       $           82,945    $         88,740
                Insurance reserves                                           82,543              71,900
                Investments                                                  32,681              26,126
                Compensation                                                 31,110              25,281
                Due & deferred premium                                       16,961              11,990
                Nonadmitted assets and other surplus items                   26,927              22,703
                Unrealized loss on investments                                2,911               5,877
                Litigation accruals                                          11,943              23,703
                Other                                                        42,217              17,775
                                                               ------------------------------------------
         Total deferred tax assets                                          330,238             294,095
                Deferred tax assets nonadmitted                            (185,705)           (196,904)
                                                               ------------------------------------------
         Admitted deferred tax assets                                       144,533              97,191
                                                               ------------------------------------------
         Deferred tax liabilities resulting from book/tax
            differences in:
                Investments                                                  14,272              14,962
                Depreciable assets                                           31,325              21,447
                Other                                                         4,966               5,225
                                                               ------------------------------------------
         Total deferred tax liabilities                                      50,563              41,634
                                                               ------------------------------------------
         Net admitted deferred tax asset                         $           93,970    $         55,557
                                                               ==========================================

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


11. FEDERAL INCOME TAXES (CONTINUED)

The change in net deferred income taxes is comprised of the following:

                                                                                     DECEMBER 31
                                                                      2002               2001              CHANGE
                                                               ---------------------------------------------------------
                                                                                    (IN THOUSANDS)
         Total deferred tax assets                               $        330,238   $        294,095   $      36,143
         Total deferred tax liabilities                                   (50,563)           (41,634)         (8,929)
                                                               ---------------------------------------------------------
         Net deferred tax asset                                  $        279,675   $        252,461          27,214
                                                               ======================================
         Tax effect of items in surplus:
                Nonadmitted assets                                                                             5,405
                Unrealized gains (losses)                                                                      2,966
                                                                                                     -------------------
         Change in net deferred income tax                                                             $      35,585
                                                                                                     ===================


The provision for federal income taxes expense and change in deferred taxes differs from the amount obtained by applying the statutory federal income tax rate to income (including capital losses) before income taxes for the following reasons:

                                                                         YEAR ENDED
                                                                      DECEMBER 31, 2002
                                                                       (IN THOUSANDS)
                                                                   ------------------------

         Ordinary income                                             $          222,066
         Capital gains (losses)                                                 (85,260)
                                                                   ------------------------
         Total pre-tax book income                                              136,806
                                                                   ========================

         Provision computed at statutory rate                                    47,882
         Dividends received deduction                                           (14,719)
         Refinement of deferred tax balances                                      1,689
         Other                                                                   (2,767)
                                                                   ------------------------
         Total                                                                   32,085
                                                                   ------------------------

         Federal income taxes incurred                                           67,670
         Change in net deferred income taxes                                    (35,585)
                                                                   ------------------------
         Total statutory income taxes                                $           32,085
                                                                   ========================


                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


11. FEDERAL INCOME TAXES (CONTINUED)

The amount of federal income taxes incurred that will be available for recoupment in the event of future net losses is $88,469,775 and $13,995,110 from 2002 and 2001, respectively.

Prior to 1984, the Company was allowed certain special deductions for federal income tax reporting purposes that were required to be accumulated in a "policyholders' surplus account" (PSA). In the event those amounts are distributed to shareholders, or the balance of the account exceeds certain limitations prescribed by the Internal Revenue Code, the excess amounts would be subject to income tax at current rates. Income taxes also would be payable at current rates if the Company ceases to qualify as a life insurance company for tax reporting purposes, or if the income tax deferral status of the PSA is modified by future tax legislation. Management does not intend to take any actions nor does management expect any events to occur that would cause income taxes to become payable on the PSA balance. Accordingly, the Company has not accrued income taxes on the PSA balance of $32,641,000 at December 31, 2002. However, if such taxes were assessed, the amount of the taxes payable would be $9,511,000. No deferred tax liabilities are recognized related to the PSA.

12. INVESTMENT IN AND ADVANCES TO SUBSIDIARIES

The Company has two wholly owned insurance subsidiaries at December 31, 2002, Security Connecticut Life Insurance Company ("SCL") and ReliaStar Reinsurance Group "UK" LTD ("RRG"). The Company also has three wholly owned noninsurance subsidiaries, NWNL Benefits Corporation, Norlic, Inc. and Superior Vision Services.

Amounts invested in and advanced to the Company's subsidiaries are summarized as follows:

                                                                              DECEMBER 31
                                                                          2002            2001
                                                                    ---------------------------------
                                                                             (IN THOUSANDS)

Preferred stock (cost - $4,664 in 2002; and 2001)                     $      4,664    $       4,664
Common stock (cost-$337,118 in 2002 $337,213 2001)                         454,713          427,026
Payable to subsidiaries                                                     (1,761)            (559)


                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


12. INVESTMENT IN AND ADVANCES TO SUBSIDIARIES (CONTINUED)

Summarized financial information for these subsidiaries is as follows:

                                                                   2002             2001
                                                             -----------------------------------
                                                                       (IN THOUSANDS)
Revenues                                                     $      420,167   $      447,164
Income before net realized (losses) gains on investments            (15,107)           6,623
Net (loss) income                                                   (26,497)           5,601
Admitted assets                                                   2,435,317        2,112,756
Liabilities                                                       1,985,219        1,690,454


SCL paid a common stock dividend to the Company of $40,600,000 and $11,000,000 in 2002 and 2001, respectively.

13. CAPITAL AND SURPLUS

Under Minnesota insurance regulations, the Company is required to maintain a minimum total capital and surplus of $2,000,000. Additionally, the amount of dividends which can be paid by the Company to its shareholder without prior approval of the Minnesota Division of Insurance is limited to the greater of 10% of statutory surplus or the statutory net gain from operations.

Lion Connecticut Holdings Inc. ("Lion") loaned $100.0 million to the Company under a surplus note dated December 1, 2001. The surplus note provides, subject to the regulatory constraints discussed below, that (1) it is a surplus note which will mature on September 15, 2021 with principal due at maturity, but payable without penalty, in whole or in part before maturity; (2) interest is payable at a variable rate based upon an annualized yield rate for US Treasury Bonds payable semi annually; and (3) in the event that the Company is in default in the payment of any required interest or principal, the Company cannot pay cash dividends on its capital stock (all of which is owned directly by Lion). The surplus note further provides that there may be no payment of interest or principal without the express approval of the Minnesota Division of Insurance. For the year ended December 31, 2002 total interest paid totaled $6.4 million and accrued interest at December 31, 2002 was $1.4 million.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


14. FAIR VALUES OF FINANCIAL INSTRUMENTS

In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in immediate settlement of the financial instrument. Accordingly, the aggregate fair value amounts presented herein do not represent the underlying value of the Company.

Life insurance liabilities that contain mortality risk and all nonfinancial instruments have been excluded from the disclosure requirements. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, such that the Company's exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

The carrying amounts and fair values of the Company's financial instruments are summarized as follows:

                                                                    DECEMBER 31
                                                      2002                               2001
                                        ---------------------------------- ----------------------------------
                                              CARRYING           FAIR         CARRYING            FAIR
                                               AMOUNT            VALUE         AMOUNT            VALUE
                                        --------------------- ------------ ---------------- -----------------
                                                                   (IN THOUSANDS)
   Assets:
      Bonds                                  $9,976,937       $10,350,958       $9,964,006       $10,094,804
      Preferred stocks                           44,624            44,624           38,733            38,733
      Unaffiliated common stocks                    877               877              104               104
      Mortgage loans                          1,729,445         1,944,399        1,625,207         1,708,500
      Policy loans                              620,676           620,676          658,059           658,059
      Derivative securities                       7,027            35,686            3,400            39,100
      Short-term investments                     92,162            92,162          219,173           219,173
      Cash                                       21,433            21,433          134,339           134,339
      Indebtedness from related
       parties                                   41.664            41,664           38,505            38,505
      Separate account assets                 3,733,364         3,733,364        4,867,715         4,867,715
      Receivable for securities                   4,967             4,967           14,565            14,565

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



14. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

                                                                    DECEMBER 31
                                                      2002                               2001
                                        ---------------------------------- ----------------------------------
                                           CARRYING            FAIR           CARRYING            FAIR
                                            AMOUNT            VALUE            AMOUNT            VALUE
                                        ---------------- ----------------- ---------------- -----------------
                                                                   (IN THOUSANDS)
   Liabilities:
     Individual and group  annuities
                                          $   7,090,839  $   7,073,974     $     6,633,561  $     6,476,318
      Guaranteed investment   contracts
                                                115,222        119,819             101,803           111,744
      Deposit type contract                     628,462        587,450             127,518           128,428
      Policyholder dividends                     22,177         22,177              72,980            72,980
      Indebtedness to related parties
                                                 17,120         17,120              53,123            53,123
      Separate account                        3,724,774      3,724,774           4,864,454         4,864,454
         liabilities
      Payable for securities                      6,039          6,039             239,360           239,360

The following methods and assumptions were used by the Company in estimating the fair value disclosures for financial instruments in the accompanying financial statements and notes thereto:

     CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the accompanying balance sheets for these financial instruments approximate their fair values.

     FIXED MATURITIES AND EQUITY SECURITIES: The fair values for bonds, preferred stocks and common stocks, reported herein, are based on quoted market prices, where available. For securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, collateralized mortgage obligations and other mortgage derivative investments, are estimated by discounting the expected future cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0% and 15% over the total portfolio. Fair values determined on this basis can differ from values published by the NAIC Securities Valuation Office. Market value as determined by the NAIC as of December 31, 2002 and 2001 is $10,494,545,000 and $10,881,790,000,
     respectively.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


14. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

     MORTGAGE LOANS: Estimated market values for commercial real estate loans were generated using a discounted cash flow approach. Loans in good standing are discounted using interest rates determined by U.S. Treasury yields on December 31 and spreads applied on new loans with similar characteristics. The amortizing features of all loans are incorporated in the valuation. Where data on option features is available, option values are determined using a binomial valuation method, and are incorporated into the mortgage valuation. Restructured loans are valued in the same manner; however, these loans were discounted at a greater spread to reflect increased risk. All residential loans are valued at their outstanding principal balances, which approximate their fair values.

     RESIDUAL COLLATERALIZED MORTGAGE OBLIGATIONS: Residual collateralized mortgage obligations are included in the other invested assets balance. Fair values are calculated using discounted cash flows. The discount rates used vary as a function of factors such as yield, credit quality, and maturity, which fall within a range between 0% and 10% over the total portfolio.

     DERIVATIVE   FINANCIAL   INSTRUMENTS:   Fair  values  for  on-balance-sheet
     derivative financial instruments (caps, options and floors) and off-balance-sheet derivative financial instruments (swaps) are based on broker/dealer valuations or on internal discounted cash flow pricing models taking into account current cash flow assumptions and the counterparties' credit standing.

     GUARANTEED INVESTMENT CONTRACTS: The fair values of the Company's guaranteed investment contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     OTHER INVESTMENT-TYPE INSURANCE CONTRACTS: The fair values of the Company's deferred annuity contracts are estimated based on the cash surrender values. The carrying values of other policyholder liabilities, including immediate annuities, dividend accumulations, supplementary contracts without life contingencies, and premium deposits, approximate their fair values.

     The carrying value of all other financial instruments approximates their fair value.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


15. COMMITMENTS AND CONTINGENCIES

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of pending lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of pending lawsuits will not have a materially adverse effect on the Company's operations or financial position.

OPERATING LEASES

The Company leases office space under various non cancelable operating lease agreements that expire through November 2009. Rental expense for 2002 and 2001 was approximately $5,973,000 and $4,526,000.

At December 31, 2002, the minimum aggregate rental commitments under operating leases are as follows:

         2003              $6,194,000
         2004              $5,538,000
         2005              $4,677,000
         2006              $4,435,000
         2007              $3,928,000
         thereafter        $3,315,000

Certain rental commitments have renewal options extending through the year 2009 subject to adjustments in future periods.

LESSOR LEASES

The Company owns or leases numerous sites that are leased or subleased to franchisees. Buildings owned or leased that meet the criteria for operating leases are carried at the gross investment in the lease less unearned income. Unearned income is recognized in such a manner as to produce a constant periodic rate of return on the net investment. The typical lease period is 20 years and some leases contain renewal options. The franchisee is responsible for the payment of property taxes, insurance and maintenance costs related to the leased property.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)


15. COMMITMENTS AND CONTINGENCIES (CONTINUED)

Future minimum lease payment receivables under non cancelable operating leasing arrangements as of December 31, 2002 are as follows:

         2003              $14,603,000
         2004              $12,503,000
         2005              $13,478,000
         2006              $12,694,000
         2007              $12,694,000
         thereafter        $13,095,000

Contingent rentals included in income for the years ended December 31, 2002 amounted to $13,665,000. The net investment is classified as real estate.

16. FINANCING AGREEMENTS

The Company maintains a revolving loan agreement with SunTrust Bank, Atlanta (the "Bank"). Under this agreement, which expires July 31, 2003, the Company can borrow up to $125,000,000 from the Bank. Interest on any company borrowing accrues at an annual rate equal to the cost of funds for the Bank for the period applicable for the advance plus 0.225% or a rate quoted by the Bank to the Company for the borrowing. Under this agreement, the Company incurred interest expense of $40,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to the Bank.

The Company is the beneficiary of letters of credit totaling $175,784,000 terms of the letters of credit provide for automatic renewal for the following year at December 31, unless otherwise canceled or terminated by either party to the financing. The letters were unused during both 2002 and 2001.

17. RELATED PARTY TRANSACTIONS

AFFILIATES

Management and services contracts and all cost sharing arrangements with other affiliated ING US life insurance companies are allocated among companies in accordance with normal, generally accepted expense and cost allocation methods.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



17. RELATED PARTY TRANSACTIONS (CONTINUED)

INTER-INSURER SERVICES AGREEMENT: The Company has entered into a services agreement with certain of its affiliated insurance companies in the United States ("affiliated insurers") whereby the affiliated insurers provide certain administrative, management, professional, advisory, consulting and other services to each other. Net amount paid (received) under these agreements was $82,522,000 and $(9,006,000) for the year ended December 31, 2002 and 2001, respectfully.

INVESTMENT MANAGEMENT: The Company has entered into an investment advisory agreement and an administrative services agreement with ING Investment Management, LLC ("IIM") under which IIM provides the Company with investment management and asset liability management services. Total fees under the agreement were approximately $32,088,000 and $27,899,000 for the year ended December 31, 2002 and 2001, respectfully.

RECIPROCAL LOAN AGREEMENT: The Company maintains a reciprocal loan agreement with ING AIH, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which expires December 31, 2010, the Company and ING AIH can borrow up to $156,100,000 from one another. Interest on any borrowing is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, the company incurred interest expense of $329,000 and interest income of $940,000 for the year ended December 31, 2002. At December 31, 2002, the Company had $0 payable to ING AIH and $70,000,000 receivable from ING AIH

TAX SHARING AGREEMENTS: The Company has entered into federal tax sharing agreements with members of an affiliated group as defined in Section 1504 of the Internal Revenue Code of 1986, as amended. The agreement provides for the manner of calculation and the amounts/timing of the payments between the parties as well as other related matters in connection with the filing of consolidated federal income tax returns. The Company has also entered into a state tax sharing agreement with ING AIH and each of the specific subsidiaries that are parties to the agreement. The state tax agreement applies to situations in which ING AIH and all or some of the subsidiaries join in the filing of a state or local franchise, income tax or other tax return on a consolidated, combined or unitary basis.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



17. RELATED PARTY TRANSACTIONS (CONTINUED)

ReliaStar Life Insurance Company ("ReliaStar Life"), effective January, 2002, entered in a Guarantee Agreement with three other ING Affiliates whereby it is jointly and severally liable for $250,000,000 obligation of another ING affiliate, Security Life of Denver International Limited ("SLDI"). The ReliaStar Board of Directors approved this transaction on April 25, 2002. The three affiliated life insurers are ReliaStar Life, Security-Connecticut Life Insurance Company ("SCL"), and Security Life of Denver Insurance Company ("SLD"). The joint and several guarantees of the three insurers are capped at $250,000,000. The States of Colorado and Minnesota did not disapprove the guarantee.

18. GUARANTY FUND ASSESSMENTS

Insurance companies are assessed the costs of funding the insolvencies of other insurance companies by the various state guaranty associations, generally based on the amount of premium companies collect in that state.

The  Company  accrues  the cost of future  guaranty  fund  assessments  based on estimates of insurance company insolvencies provided by the National Organization of Life and Health Insurance Guaranty Associations (NOLHGA) and the amount of premiums written in each state. The Company reduces the accrual by credits allowed in some states to reduce future premium taxes by a portion of assessments in that state. The Company has estimated this liability to be $187,000 and $587,000 as of December 31, 2002 and 2001 and has recorded a liability. The Company has also recorded an asset of ($772,000) and $1,833,000 as of December 31, 2002 and 2001, respectively, for future credits to premium taxes for assessments already paid.

19. REGULATORY RISK-BASED CAPITAL

Life and health insurance companies are subject to certain Risk-Based Capital ("RBC") requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2002, the Company meets the RBC requirements.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



20. UNPAID ACCIDENT AND HEALTH CLAIMS

The change in the liability for unpaid accident and health claims and claim adjustment expenses is summarized as follows:

                                                             DECEMBER 31
                                                     2002                  2001
                                              -------------------- ---------------------
                                                           (IN THOUSANDS)

Balance at January 1                          $       1,224,123      $     1,124,478
Less reinsurance recoverables                           166,765              374,000
                                              --------------------- --------------------
Net balance at January 1                      $       1,057,358      $       750,478

Incurred related to:
Current year                                            375,385              633,993
Prior years                                              74,988               24,745
                                              --------------------- --------------------
Total incurred                                $         450,373      $       658,738

Paid related to:
Current year                                            212,147              262,546
Prior years                                              90,920               89,312
                                              --------------------- --------------------
Total paid                                    $         303,067      $       351,858


Net balance at December 31                            1,204,664            1,057,358
Plus reinsurance recoverables                            46,176              166,765
                                              --------------------- --------------------
Balance at December 31                                1,250,840           $1,224,123
                                              ===================== ====================

The liability for unpaid accident and health claims and claim adjustment expenses is included in Accident and Health Reserves and Unpaid Claims. During the third quarter of 2001 the Company's reinsurance operations recorded reserve related adjustments to reflect the increase in workers compensation claims due to events of September 11th at the World Trade Center.

                        ReliaStar Life Insurance Company
                    Notes to Financial Statements (continued)



21. RECONCILIATION TO THE ANNUAL STATEMENT

At December 31, 2002 and 2001,  differences in amounts  reported in the 2002 and
2001  Annual   Statements,   as  revised,   and  amounts  in  the   accompanying
statutory-basis financial statements are due to the following:

                                                                                            CAPITAL AND
                                                                     NET INCOME               SURPLUS
                                                               ----------------------- ----------------------
Amounts as reported in the
   2002 Annual Statement                                              $102,970,000          $1,357,625,000
Effects of adopting CARVM accounting policy change                     (24,579,000)                      -
                                                               ----------------------- ----------------------
Amounts as reported in the accompanying statutory-basis
   financial statements                                                 78,391,000           1,357,625,000
                                                               ======================= ======================


                                                                                            CAPITAL AND
                                                                     NET INCOME               SURPLUS
                                                               ----------------------- ----------------------
Amounts as reported in the
   2001 Annual Statement                                             $(262,728,000)         $1,184,979,000
Effects of codification accounting  change                              52,000,000                       -
Effects of adopting CARVM accounting policy change                       1,867,000              24,580,000
                                                               ----------------------- ----------------------
Amounts as reported in the accompanying statutory-basis
   financial statements                                               (208,861,000)          1,209,559,000
                                                               ======================= ======================

                           PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits
--------------------------------------------
    (a)  Financial Statements:
         (1)   Included in Part A:
               Performance Information and Condensed Financial Information
         (2)   Included in Part B:
               Financial Statements of Separate Account N:
               - Report of Independent Auditors
               - Statement of Assets and Liabilities as of December 31, 2002
               - Statement of Operations for the year ended December 31, 2002
               - Statements of Changes in Net Assets for the years ended
                 December 31, 2002 and 2001
               - Notes to Financial Statements
               Financial Statements - Statutory Basis of ReliaStar Life Insurance Company:
               - Report of Independent Auditors
               - Balance Sheets - Statutory Basis as of December 31, 2002 and
                 2001
               - Statements of Operations - Statutory Basis for the years ended
                 December 31, 2002 and 2001
               - Statements of Changes in Capital and Surplus - Statutory Basis
                 for the years ended December 31, 2002 and 2001
               - Statements of Cash Flows - Statutory Basis for the years ended
                 December 31, 2002 and 2001
               - Notes to Financial Statements-Statutory Basis

    (b)  Exhibits
         (1)     Resolution of the Executive Committee of the Board of Directors
                 of Northern Life Insurance Company ("Depositor") Authorizing
                 the Establishment of Separate Account One ("Registrant")(1)
         (2)     Not applicable
         (3.1)   Distribution and Administrative Services Agreement between
                 Washington Square Securities, Inc. and Depositor(1)
         (3.2)   Selling Group (or Distribution) Agreement between Washington
                 Square Securities, Inc. and Selling Group Members(1)
         (3.3)   Amended Broker/Dealer Variable Annuity Compensation Schedule(2)
         (4.1)   Flexible Premium Individual Deferred Tax-Sheltered Annuity
                 Contract(1)
         (4.2)   Flexible Premium Individual Deferred Retirement Annuity
                 Contract(1)
         (4.3)   ERISA Endorsement(3)
         (4.4)   TSA Endorsement(4)
         (4.5)   Contract Data Page Form No. 13000 (FL-PBC) 2-95 for use with
                 Form No. 13000 (FL) 2-95 in Florida(5)
         (4.6)   Table of Sample Values Endorsement Form No. 13058 3-97 for use
                 with Form No. 13000 (FL-PBC) 2-95 in Florida(5)

         (4.7)   Flexible Premium Individual Deferred Annuity Contract (457
                 Variable Annuity Contract)(1)
         (4.8)   Roth IRA Endorsement(1)
         (4.9)   Fixed Account C Endorsement(6)
         (4.10)  Waiver Endorsement(7)
         (4.11)  Endorsement(7)
         (4.12) One Year Step Up Death Benefit Endorsement (13084 7-99)(8) (4.13) Flexible Premium Individual Deferred Annuity Contract (Plus
                 Series - TSA)(13078 7-99)(8)
         (4.14)  Individual Deferred Retirement Annuity Contract (Plus Series -
                 IRA/Non-Qualified)(13079 7-99)(8)
         (4.15) Internal Revenue Code Section 457 Endorsement (13086 8-99)(8) (4.16) ReliaStar Endorsement (merger)(9)
         (5.1)   Contract Application Form (Retail Series, Plus Series and RIA
                 Series)(2)
         (6.1)   Amended Articles of Incorporation of Depositor(10)
         (6.2)   Amended Bylaws of Depositor(10)
         (7)     Not applicable
         (8.1)   Participation Agreement dated as of March 27, 2000 by and among
                 AIM Variable Insurance Funds, A I M Distributors, Inc. and
                 Northern Life Insurance Company(8)
         (8.2)   Amendment dated April 27, 2000 and effective May 1, 2000 to
                 Participation Agreement dated as of March 27, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc. and
                 Northern Life Insurance Company(11)
         (8.3)   Administrative Service Agreement dated as of March 27, 2000 between ReliaStar Life Insurance Company, Northern Life
                 Insurance Company, ReliaStar Life Insurance Company of New York and AIM Advisors, Inc.(8)
         (8.4)   Participation Agreement dated as of June 30, 1995 by and among
                 The Alger American Fund, Northern Life Insurance Company and
                 Fred Alger and Company(1)
         (8.5)   Service Agreement dated as of August 8, 1997 by and between
                 Fred Alger Management, Inc. and Northern Life Insurance
                 Company(5)
         (8.6)   Participation Agreement dated January 1, 1995 among Fidelity
                 Variable Insurance Products Fund, Fidelity Distributors
                 Corporation, and Northern Life Insurance Company(1)
         (8.7)   Amendment dated as of July 24, 1997 to Participation Agreement among Fidelity Variable Insurance Products Fund, Fidelity
                 Distributors Corporation, and Northern Life Insurance Company dated as of January 1, 1995(5)
         (8.8)   Participation Agreement dated January 1, 1995 among Fidelity
                 Variable Insurance Products Fund II, Fidelity Distributors
                 Corporation, and Northern Life Insurance Company(1)
         (8.9)   Amendment dated as of July 24, 1997 to Participation Agreement dated as of January 1, 1995 among Fidelity Variable Insurance
                 Products Fund II, Fidelity Distributors Corporation, and
                 Northern Life Insurance Company(5)

         (8.10) Participation Agreement dated as of January 1, 1999 among Fidelity Variable Insurance Products Fund III, Fidelity Distributors Corporation and Northern Life Insurance Company(8)
         (8.11) Service Agreement and Contract dated January 1, 1997 between ReliaStar Life Insurance Company, WSSI, and Fidelity Investments Institutional Operations Company and Fidelity Distributors Corporation(8)
         (8.12) Participation Agreement dated December 6, 2001, among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company, ReliaStar Life Insurance and Annuity Company and Aetna Investment Services, LLC(9)
         (8.13) Amendment dated as of March 26, 2002 to Participation Agreement dated as of December 6, 2001 among Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002), Aetna Investment Services, LLC (to be renamed ING Financial Advisers, LLC effective May 1, 2002) and ReliaStar Life Insurance and Annuity Company(9)
         (8.14) Amendment dated as of October 1, 2002 to Participation Agreement dated as of December 6, 2001 among ING Partners, Inc., ING Life Insurance and Annuity Company, ING Financial Advisers, LLC and ReliaStar Life Insurance and Annuity Company(9)
         (8.15) Service Agreement and Contract dated December 6, 2001 between ING Life Insurance and Annuity Company and ReliaStar Life Insurance Company, and ING Partners, Inc.(9)
         (8.16) Participation Agreement made and entered into as of December 1, 2002, among ING Strategic Allocation Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributors, Inc.(12)
         (8.17) Participation Agreement dated May 1, 2002, among ING Variable Portfolios, Inc., ReliaStar Life Insurance Company, and ING Funds Distributors, Inc.(12)
         (8.18) Amendment dated as of October 15, 2002, effective as of October 1, 2002, to Fund Participation Agreement dated May 1, 2002 by and among ReliaStar Life Insurance Company, ING Variable Portfolios, Inc. and ING Funds Distributor, Inc.(12)
         (8.19) Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company(5)
         (8.20) Amendment Dated as of October 8, 1998 to Fund Participation Agreement dated August 8, 1997 by and between the Janus Aspen Series and Northern Life Insurance Company(11)
         (8.21) Service Agreement dated August 8, 1997 by and between Janus Capital Corporation and Northern Life Insurance Company(5)
         (8.22) Fund Participation Agreement dated August 8, 1997 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(5)
         (8.23) Amendment No. 1 dated as of December 1, 1998 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(7)

         (8.24) Addendum dated as of May 1, 2000 to Fund Participation Agreement dated December 1, 1998 by and among Northern Life Insurance Company, Neuberger Berman Advisers Management Trust, Advisers Managers Trust and Neuberger Berman Management Inc.(8)
         (8.25) Service Agreement effective August 8, 1997 by and between Neuberger Berman Management Inc. and Northern Life Insurance Company(5)
         (8.26) Participation Agreement dated August 8, 1997 by and among OCC Accumulation Trust, Northern Life Insurance Company and OCC Distributors(5)
         (8.27)  Service Agreement dated as of August 8, 1997 by and between
                 OpCap Advisors and Northern Life Insurance Company(5)
         (8.28)  Participation Agreement dated as of May 1, 2001 between Pilgrim
                 Variable Products Trust, Northern Life Insurance Company and ING Pilgrim Securities, Inc.(13)
         (8.29) Amendment dated August 30, 2002, by and among ReliaStar Life Insurance Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor, LLC (formerly known as ING Pilgrim Securities, Inc.) to Participation Agreement dated May 1, 2001(11)
         (8.30) Administrative and Shareholder Services Agreement dated May 1, 2001 between ING Pilgrim Group, LLC (Administrator for Pilgrim Variable Products Trust) and ReliaStar Life Insurance Company(11)
         (8.31) Form of Participation Agreement among The GCG Trust and ReliaStar Life Insurance Company and Directed Services, Inc. dated April ___, 2003
         (9)     Consent and Opinion of Counsel
         (10)    Consent of Ernst & Young LLP, Independent Auditors
         (11)    No Financial Statements are omitted from Item 23
         (12)    Not applicable
         (13)    Schedule of Computation of Performance Data(7)
         (14)    Powers of Attorney(14)

1. Incorporated by reference to Post-Effective Amendment No. 5 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 20, 1998.
2. Incorporated by reference to Post-Effective Amendment No. 9 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed November 5, 1999.
3. Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1996.
4. Incorporated by reference to Post-Effective Amendment No. 3 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 28, 1997.
5. Incorporated by reference to Post-Effective Amendment No. 4 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed July 29, 1997.
6. Incorporated by reference to Post-Effective Amendment No. 6 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed December 23, 1998.
7. Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 23, 1999.

8. Incorporated by reference to Post-Effective Amendment No. 11 to the Registrant's Form N-4 Registration Statement (File No. 33-90474), filed April 25, 2001.
9. Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Form N-4 Registration Statement (File No. 333-100207), filed October 24, 2002.
10. Incorporated by reference to the Form S-6 Registration Statement of Select-Life Variable Account (File No. 333-18517), filed December 23, 1996.
11. Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (File No. 333-100207), filed
    April 22, 2003.
12. Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4 (File No. 333-100207), filed
    October 31, 2002.
13. Incorporated by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-90474), filed April 26, 2002.
14 Incorporated by reference to Post-Effective Amendment No. 28 to the Registration Statement on Form N-4 (File No. 33-75988), filed April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 25. Directors and Principal Officers of the Depositor*
-----------------------------------------------------------

Name and Principal                        Positions and Offices with
Business Address                          Principal Underwriter
----------------                          ---------------------

Keith Gubbay(1)                           Director and President

Phillip Randall Lowery(1)                 Director

Thomas Joseph McInerney(1)                Director

Mark Alan Tullis(1)                       Director

David Wheat(1)                            Director

Michael Larry Emerson(3)                  President, ING Re, Group Reinsurance

Allan Baker(2)                            Senior Vice President

Robert L. Francis                         Senior Vice President
6140 Stonehedge Mall Rd., Ste. 375
Pleasanton, CA 94588

James Roderick Gelder(3)                  Senior Vice President

Shaun Patrick Mathews(2)                  Senior Vice President

Stephen Joseph Preston(4)                 Senior Vice President

Jacques de Vaucleroy(1)                   Senior Vice President

Donna Telkamp Mosely(5)                   Senior Vice President, CFO & Chief
                                          Actuary, ING Re, Individual
                                          Reinsurance

Daniel Edward Abramowski(3)               Senior Vice President, ING Re, Group
                                          Reinsurance

Robert William Crispin(1)                 Senior Vice President, Investments

Boyd George Combs(1)                      Senior Vice President, Tax

Pamela S. Anson(6)                        Vice President

Gerald T. Bannach(3)                      Vice President

Pamela M. Barcia(2)                       Vice President

Linda Beblo(4)                            Vice President

Jeffrey Steven Birkholz(3)                Vice President

Jeoffrey A. Block(7)                      Vice President

Robert D. Bomgaars                        Vice President
740 Northwest Blue Parkway, Suite 304
Lee's Summit, MO 64086

David Botler(8)                           Vice President

Robert Lee Brommer(9)                     Vice President

Timothy M. Carter(10)                     Vice President

Elizabeth Clifford(4)                     Vice President

John Craig Collins(1)                     Vice President

Brian D. Comer(2)                         Vice President

Terry Dean Dickinson(3)                   Vice President

Anne Walling Dowdle(10)                   Vice President

Steven J. Dvorak(3)                       Vice President

Diane Marie Eder(9)                       Vice President

Shari Ann Enger(4)                        Vice President

Larry David Erb(5)                        Vice President

Michelle Fallahi(3)                       Vice President

Thomas John Gibb(10)                      Vice President

Jim P. Graham(3)                          Vice President

Brian K. Haendiges(2)                     Vice President

Deborah Hancock(5)                        Vice President

R. Scott Hofstedt(10)                     Vice President

Patrick Juarez(10)                        Vice President

Audrey Ruth Kavanagh(10)                  Vice President

John Kelleher(10)                         Vice President

Paul Kersten(3)                           Vice President

Scott C. Machut(3)                        Vice President

Daniel P. Mulheran(3)                     Vice President

Todd E. Nevenhoven(7)                     Vice President

Curtis Warren Olson(10)                   Vice President

Sherry Roxanne Olson(10)                  Vice President

Laurie Jane Rasanen(6)                    Vice President

Erik Rasmussen(3)                         Vice President

James P. Rathburn(3)                      Vice President

M. Kathleen Reid(2)                       Vice President

Robert A. Richard(2)                      Vice President

Roger David Roenfeldt(8)                  Vice President

John Anthony Ross                         Vice President
3110 Camino Del Rio South, Suite A117
San Diego, CA 92108

David John Schmid(10)                     Vice President

Sande Sheppard(10)                        Vice President

David Anthony Sheridan(2)                 Vice President

Mark Alan Smith(5)                        Vice President

Carl P. Steinhilber(2)                    Vice President

Diane G. Sylvester(2)                     Vice President

Irving L. Tang(3)                         Vice President

Laurie M. Tillinghast(2)                  Vice President

Lorena Elizabeth Weaver(10)               Vice President

Robert Arthur Welvaert(10)                Vice President

David Paul Wilken(3)                      Vice President

O. V. Williams(3)                         Vice President

Mary Broesch(4)                           Vice President and Actuary

Bruce T. Campbell(2)                      Vice President and Actuary

Barbara Bullis Horst(10)                  Vice President and Actuary

Craig Alan Krogstad(9)                    Vice President and Actuary

Richard Lau(4)                            Vice President and Actuary

Antonio Manuel Muniz(4)                   Vice President and Actuary

Laurie A. Schlenkermann(2)                Vice President and Actuary

Alice Su(4)                               Vice President and Actuary

Lawrence D. Taylor(5)                     Vice President and Actuary

Albert Joseph Zlogar(4)                   Vice President and Appointed Actuary

Frederick C. Litow(1)                     Vice President and Assistant Treasurer

Cheryl Lynn Price(1)                      Vice President, Chief Financial
                                          Officer and Chief Accounting Officer

Carol Sandra Stern                        Vice President and Chief Compliance
1501 M St., NW, Ste. 430                  Officer
Washington, DC 20005

Marvin Kenneth Goergen(3)                 Vice President and Controller, ING Re,
                                          Group Reinsurance

Michael Harris(4)                         Vice President and Illustration
                                          Actuary

David Scott Pendergrass(1)                Vice President and Treasurer

Renee Evelyn McKenzie(1)                  Vice President, Assistant Treasurer
                                          and Assistant Secretary

Mike Farley(3)                            Vice President, CFO & Chief Actuary,
                                          ING Re, Group Reinsurance

Philip William Ricker(10)                 Vice President, Compliance and
                                          Assistant Secretary

Randy Lyle Bauernfeind(10)                Vice President, Corporate Real Estate

Ronald Emil Falkner(2)                    Vice President, Corporate Real Estate

Robin Angel(1)                            Vice President, Investments

Raymond Henry Dietman(10)                 Vice President, Investments

Daniel J. Foley(1)                        Vice President, Investments

Taryn M. Howard(1)                        Vice President, Investments

James B. Kauffmann(1)                     Vice President, Investments

Maurice Melvin Moore(1)                   Vice President, Investments

Jeffrey William Seel(1)                   Vice President, Investments

Fred Cooper Smith(1)                      Vice President, Investments

Fred Ten Lohuis(1)                        Vice President, Investments

Joseph J. Elmy(2)                         Vice President, Tax

Paula Cludray-Engelke(3)                  Secretary

Lawrence Steven Nelson(10)                Illustration Actuary

William White(10)                         Illustration Actuary

Jane A. Boyle(2)                          Assistant Secretary

Linda H. Freitag(1)                       Assistant Secretary

Judith K. Ginter(10)                      Assistant Secretary

Christie M. Gutknecht(6)                  Assistant Secretary

Daniel F. Hinkel(1)                       Assistant Secretary

William Hope(1)                           Assistant Secretary

Joseph D. Horan(1)                        Assistant Secretary

David Lee Jacobson(4)                     Assistant Secretary

Ronald M. Kjelsberg(3)                    Assistant Secretary

Terri Wecker Maxwell(1)                   Assistant Secretary

John R. Oberg(9)                          Assistant Secretary

Wendy L. Paquin(3)                        Assistant Secretary

Loralee Ann Renelt(3)                     Assistant Secretary

Rebecca A. Schoff(3)                      Assistant Secretary

Gerald Martin Sherman(3)                  Assistant Secretary

Kimberly J. Smith(4)                      Assistant Secretary

Patricia M. Smith(2)                      Assistant Secretary

John F. Todd(2)                           Assistant Secretary

Diane Yell(10)                            Assistant Secretary

Glenn Allan Black(1)                      Tax Officer

Terry L. Owens(1)                         Tax Officer

James Taylor(1)                           Tax Officer

* These individuals may also be directors and/or officers of other affiliates of the Company.

1 The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2 The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
4 The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
5 The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203-5699.
6 The principal business address of these officers is 2000 21st Avenue, NW, Minot, North Dakota 58703.
7 The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
8 The principal business address of these officers is 1000 Woodbury Road, Woodbury, New York 11797-2521.
9 The principal business address of these officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.
10 The principal business address of these officers is 100 Washington Square, Minneapolis, Minnesota 55401.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003 for Variable Annuity Account C of ING Life Insurance and Annuity Company.

Item 27. Number of Contract Owners

As of February 28, 2003, there were 59,202 owners of contracts holding interests in variable annuities funded through Separate Account N of ReliaStar Life Insurance Company.

Item 28. Indemnification

Reference is hereby made to Section 5.01 of Depositor's Bylaws, incorporated by reference to this registration statement. The Bylaws of Depositor mandate indemnification by Depositor of its directors, officers and certain others under certain conditions.

Section 4.01 of the Bylaws of Washington Square Securities, Inc. ("WSSI"), the principal underwriter of the Contracts, mandates indemnification by WSSI of its directors, officers, employees or agents under certain conditions.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Depositor or WSSI, pursuant to the foregoing provisions or otherwise, Depositor and WSSI have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor of expenses incurred or paid by a director or officer or controlling person of Depositor or WSSI in the successful defense or any action, suit or proceeding) is asserted by such director, officer or controlling person of Depositor or WSSI in connection with the securities being registered, Depositor or WSSI, as the case may be, will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Groep N.V. has procured insurance from Lloyd's of London and several major United States and international excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor and WSSI.

Item 29. Principal Underwriter

(a) Washington Square Securities, Inc. (WSSI) is the distributor and principal underwriter of the Contracts. WSSI also acts as the principal distributor and underwriter of: variable annuity contracts issued by ReliaStar Life Insurance Company of New York ("RLNY") through the ReliaStar Life Insurance Company of New York Variable Annuity Separate Account II, a separate account of RLNY registered as a unit investment trust under the Investment Company Act of 1940.

(b)      The following are the directors and officers of the Principal
         Underwriter:

Name and Principal                        Positions and Offices with
Business Address                          Principal Underwriter
----------------                          ---------------------

Marc Lieberman(1)                         Director, Chairman and Chief Executive
                                          Officer

John S. Simmers                           Director
2780 Skypark Drive, Suite 300
Torrance, CA 90505

Barbara S. Stewart(1)                     Director and President

Eugene Mark Grayson(1)                    Executive Vice President

Karen Becker-Gemmill(1)                   Senior Vice President and Chief
                                          Marketing Officer

Boyd George Combs(2)                      Senior Vice President, Tax

David Anthony Sheridan(3)                 Vice President

Kenneth Severud(1)                        Vice President and Chief Operating
                                          Officer

Thad Ingersoll(4)                         Assistant Vice President

Tom K. Rippberger(1)                      Assistant Vice President

Daniel S. Kuntz(1)                        Assistant Vice President, Treasurer
                                          and Chief Financial Officer

Paula Cludray-Engelke(4)                  Secretary

Loralee A. Renelt(4)                      Assistant Secretary

Rebecca A. Schoff(4)                      Assistant Secretary

Glenn Allan Black(2)                      Tax Officer

Joseph J. Elmy(3)                         Tax Officer

G. Michael Fell(2)                        Tax Officer

James Taylor(2)                           Tax Officer

William Zolkowski(2)                      Tax Officer

1 The principal business address of these directors and officers is 111 Washington Avenue South, Minneapolis, Minnesota 55401.

2 The principal business address of these officers is 5780 Powers Ferry Road, NW, Atlanta, Georgia 30327.
3 The principal business address of these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
4 The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.

    (c) Compensation as of December 31, 2002:

      (1)                    (2)                    (3)                 (4)              (5)

Name of                Net Underwriting        Compensation
Principal              Discounts and           on Redemption        Brokerage
Underwriter            Commissions             or Annuitization     Commissions     Compensation*
Washington
Square                                                                                 $1,135,547
Securities, Inc.

* Includes gross concessions associated with the distribution of all products issued by Separate Account N of ReliaStar Life Insurance Company.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are located at the home office of the Depositor as follows:

                        ReliaStar Life Insurance Company
                           20 Washington Avenue South
                          Minneapolis, Minnesota 55401

Item 31. Management Services

Not applicable

Item 32. Undertakings

Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information or a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraphs (1) through (4) of the SEC Staff's No-Action Letter dated November 28, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to
       Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1988 WL 1235221 *13 (S.E.C.)]

(e) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

(f) The Depositor represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Separate Account N of ReliaStar Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 333-100208) and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 22nd day of April, 2003.

                                           SEPARATE ACCOUNT N OF RELIASTAR LIFE
                                           INSURANCE COMPANY
                                           (Registrant)

                                       By: RELIASTAR LIFE INSURANCE COMPANY
                                           (Depositor)

                                       By: Keith Gubbay*
                                          --------------------------------------
                                           Keith Gubbay
                                           President
                                           (principal executive officer)

As required by the Securities Act of 1933, this Post-Effective Amendment No. 4 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                   Title                                                         Date
---------                                                                                 ----
Keith Gubbay* (1)           Director and President                                     )
-------------------------   (principal executive officer)                              )
Keith Gubbay                                                                           )
                                                                                       )
Randy Lowery* (1)           Director                                                   ) April
-------------------------                                                              ) 22, 2003
P. Randall Lowery                                                                      )
                                                                                       )
Thomas J. McInerney* (1)    Director                                                   )
-------------------------                                                              )
Thomas J. McInerney                                                                    )
                                                                                       )
Mark A. Tullis* (1)         Director                                                   )
-------------------------                                                              )
Mark A. Tullis                                                                         )

     -----                  Director                                                   )
-------------------------                                                              )
David Wheat                                                                            )
                                                                                       )
Cheryl L. Price*            Chief Financial Officer and Chief Accounting Officer       )
-------------------------   (principal accounting officer)                             )
Cheryl L. Price                                                                        )

By:  /s/ Michael A. Pignatella
    -------------------------------------
       Michael A. Pignatella
       *Attorney-in-Fact

(1)Constitutes a majority of directors

                               SEPARATE ACCOUNT N
                                  EXHIBIT INDEX

Exhibit No.    Exhibit
-----------

99-B.8.31      Form of Participation Agreement among the GCG Trust and ReliaStar
               Life Insurance Company and Directed Services, Inc., dated
               April ____, 2003                                         ________

99-B.9         Consent and Opinion of Counsel                           ________

99-B.10        Consent of Ernst & Young LLP, Independent Auditors       ________